The Bond Fund of America®
Investment portfolio
March 31, 2023
unaudited

Bonds, notes & other debt instruments 94.76% Corporate bonds, notes & loans 31.95% Financials 9.56%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD 145	$140
ACE INA Holdings, Inc. 4.35% 11/3/2045	100	92
AerCap Ireland Capital DAC 1.65% 10/29/2024	50,868	47,618
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,893
AerCap Ireland Capital DAC 1.75% 1/30/2026	7,812	7,002
AerCap Ireland Capital DAC 2.45% 10/29/2026	61,735	55,485
AerCap Ireland Capital DAC 3.00% 10/29/2028	48,387	42,278
AerCap Ireland Capital DAC 3.30% 1/30/2032	53,178	44,095
AerCap Ireland Capital DAC 3.40% 10/29/2033	26,051	21,188
AerCap Ireland Capital DAC 3.85% 10/29/2041	8,640	6,629
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	18,000	17,457
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[1]	EUR 9,525	8,070
Allstate Corp. 0.75% 12/15/2025	USD 2,089	1,878
Allstate Corp. 3.85% 8/10/2049	6,100	4,898
Ally Financial, Inc. 5.125% 9/30/2024	3,863	3,741
Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,185
Ally Financial, Inc. 8.00% 11/1/2031	22,786	23,881
American Express Co. 3.00% 10/30/2024	20,000	19,375
American Express Co. 4.90% 2/13/2026	2,615	2,641
American Express Co. 2.55% 3/4/2027	5,000	4,620
American Express Co. 5.85% 11/5/2027	34,462	36,183
American Express Co. 4.05% 5/3/2029	2,925	2,854
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	23,813	22,783
American International Group, Inc. 2.50% 6/30/2025	7,000	6,626
American International Group, Inc. 3.90% 4/1/2026	1,313	1,278
American International Group, Inc. 5.125% 3/27/2033	15,730	15,645
American International Group, Inc. 4.375% 6/30/2050	2,730	2,336
Aon Corp. 2.85% 5/28/2027	1,000	929
Aon Corp. 2.60% 12/2/2031	10,750	9,030
Aon Corp. 5.00% 9/12/2032	6,000	6,032
Aon Corp. 5.35% 2/28/2033	11,432	11,854
Aon Corp. 3.90% 2/28/2052	1,000	809
Arthur J. Gallagher & Co. 3.50% 5/20/2051	4,395	3,170
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[2]	955	958
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]	1,518	1,592
AXA Equitable Holdings, Inc. 3.90% 4/20/2023	3,617	3,612
Banco de Crédito del Perú 3.25% 9/30/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	11,225	9,695
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[2]	7,500	7,464
Banco Santander, SA 2.746% 5/28/2025	8,200	7,740
Banco Santander, SA 5.147% 8/18/2025	18,400	18,078
Banco Santander, SA 5.294% 8/18/2027	9,800	9,653
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	7,800	6,817
The Bond Fund of America — Page 1 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	USD 16,965	$14,414
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	29,547	29,477
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	30,000	27,184
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	19,965	17,919
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	33,048	30,092
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	20,548	19,893
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	117,986	117,410
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]	33,273	34,813
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	55,185	51,317
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	53,866	46,429
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	86,500	69,421
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	43,599	34,802
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	5,706	4,767
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	17,219	14,380
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	72,155	58,204
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	2,416	1,976
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	809	682
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	47,079	44,850
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	44,573	44,117
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	6,000	4,250
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	32,600	32,438
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	9,200	7,970
Bank of Montreal 5.203% 2/1/2028	4,000	4,035
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[1]	18,000	17,849
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[1]	22,105	21,899
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	725	711
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	29,640	29,252
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	14,738	13,458
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049	3,000	2,772
Berkshire Hathaway, Inc. 3.125% 3/15/2026	2,100	2,047
Berkshire Hathaway, Inc. 2.875% 3/15/2032	2,032	1,829
Berkshire Hathaway, Inc. 3.85% 3/15/2052	2,253	1,891
BlackRock, Inc. 2.10% 2/25/2032	9,025	7,508
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[2]	12,375	12,634
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]	3,520	3,693
Block, Inc. 2.75% 6/1/2026	8,000	7,304
Block, Inc. 3.50% 6/1/2031	5,025	4,132
BNP Paribas SA 3.375% 1/9/2025[2]	11,000	10,559
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]	19,800	17,521
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]	2,317	2,041
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	37,022	33,286
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	8,319	6,941
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[1,2]	18,520	15,938
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	63,214	52,693
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	25,500	25,679
Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032	197	179
Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	26,900	25,985
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	16,000	15,436
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[1]	16,300	15,675
The Bond Fund of America — Page 2 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	USD 4,165	$4,063
Charles Schwab Corp. 2.45% 3/3/2027	4,665	4,186
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	6,203	4,937
Chubb INA Holdings, Inc. 1.375% 9/15/2030	3,750	3,036
Chubb INA Holdings, Inc. 2.85% 12/15/2051	2,157	1,525
Chubb INA Holdings, Inc. 3.05% 12/15/2061	3,758	2,541
CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	35,287	34,599
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	12,852	12,111
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[1]	1,755	1,769
Citigroup, Inc. 4.45% 9/29/2027	400	388
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	76,579	71,272
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[1]	9,640	9,530
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[1]	502	429
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	21,283	17,969
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	6,406	5,319
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	2,783	2,268
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	5,991	5,074
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	8,739	7,842
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	3,794	3,726
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	86,544	93,672
Commonwealth Bank of Australia 2.688% 3/11/2031[2]	17,450	13,721
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]	698	675
Corebridge Financial, Inc. 3.50% 4/4/2025[2]	10,376	9,975
Corebridge Financial, Inc. 3.65% 4/5/2027[2]	26,338	24,708
Corebridge Financial, Inc. 3.85% 4/5/2029[2]	37,736	34,491
Corebridge Financial, Inc. 3.90% 4/5/2032[2]	38,591	33,450
Corebridge Financial, Inc. 4.35% 4/5/2042[2]	2,317	1,910
Corebridge Financial, Inc. 4.40% 4/5/2052[2]	7,813	6,128
Crédit Agricole SA 3.75% 4/24/2023[2]	21,000	20,975
Crédit Agricole SA 3.25% 10/4/2024[2]	6,200	5,986
Crédit Agricole SA 4.375% 3/17/2025[2]	3,500	3,364
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	12,000	11,026
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	12,327	11,020
Credit Suisse Group AG 3.80% 6/9/2023	44,264	43,434
Credit Suisse Group AG 2.95% 4/9/2025	2,350	2,187
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	3,418	3,174
Credit Suisse Group AG 4.55% 4/17/2026	7,000	6,466
Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	26,727	23,859
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	38,389	32,512
Credit Suisse Group AG 7.50% 2/15/2028	17,000	18,063
Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]	10,000	9,943
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	12,135	10,834
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	100,581	89,547
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	50,509	40,734
Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]	6,855	7,061
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	60,267	71,561
Danske Bank AS 3.875% 9/12/2023[2]	15,165	15,038
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[1,2]	3,831	3,837
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	17,000	14,970
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	19,150	18,096
Deutsche Bank AG 0.898% 5/28/2024	15,450	14,511
The Bond Fund of America — Page 3 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.70% 5/30/2024	USD 12,900	$12,252
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	89,334	86,887
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[1]	24,716	23,003
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	17,750	16,805
Deutsche Bank AG 4.10% 1/13/2026	16,415	14,884
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,476
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	73,345	63,269
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	49,166	41,720
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	97,636	82,968
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	54,272	53,936
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	23,376	19,189
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	406	313
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]	1,500	1,392
Discover Financial Services 3.45% 7/27/2026	4,700	4,345
Discover Financial Services 6.70% 11/29/2032	10,325	10,656
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[1,2]	2,882	2,590
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[1,2]	2,000	2,020
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	8,037	7,150
Fidelity National Information Services, Inc. 1.15% 3/1/2026	22,429	19,977
Fidelity National Information Services, Inc. 2.25% 3/1/2031	9,440	7,558
Fiserv, Inc. 2.75% 7/1/2024	19,000	18,441
Fiserv, Inc. 3.50% 7/1/2029	4,590	4,262
Fiserv, Inc. 2.65% 6/1/2030	5,019	4,336
Five Corners Funding Trust II 2.85% 5/15/2030[2]	4,300	3,697
Five Corners Funding Trust III 5.791% 2/15/2033[2]	25,060	25,743
Five Corners Funding Trust IV 5.997% 2/15/2053[2]	2,500	2,578
GE Capital Funding, LLC 4.55% 5/15/2032	5,975	5,861
Global Payments, Inc. 2.90% 5/15/2030	3,345	2,835
Global Payments, Inc. 2.90% 11/15/2031	5,973	4,896
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[1]	2,500	2,421
Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	13,825
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	400	366
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 6.034% 5/15/2026[3]	7,000	6,946
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	19,117	17,133
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	61,000	53,713
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	92,878	83,066
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	19,312	17,634
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	47,564	45,044
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	50,775	49,702
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[1]	5,725	5,383
Goldman Sachs Group, Inc. 2.60% 2/7/2030	5,356	4,601
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	8,781
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	37,975	30,362
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	14,736	12,284
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	8,941	7,265
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	5,120	4,234
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	39,051	33,566
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[1]	175	152
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	10,000	7,172
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[1]	9,000	6,955
Groupe BPCE SA 5.70% 10/22/2023[2]	27,768	27,560
Groupe BPCE SA 4.625% 7/11/2024[2]	20,600	20,108
The Bond Fund of America — Page 4 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Groupe BPCE SA 5.15% 7/21/2024[2]	USD 28,454	$27,922
Groupe BPCE SA 1.625% 1/14/2025[2]	18,000	16,856
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	38,255	34,404
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]	19,000	18,969
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	10,656	9,346
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	30,264	23,580
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	29,723	29,340
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	5,000	4,734
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]	2,132	1,881
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	11,240	9,981
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	22,033	21,373
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	11,000	11,319
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	3,246	2,724
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,094
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	21,463	19,385
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	5,870	4,736
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	40,300	32,934
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	4,222	3,427
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]	15,000	16,814
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	21,200	22,182
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	21,790	23,068
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	7,854	6,352
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	39,663	30,689
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.178% 2/24/2025[3]	2,556	2,295
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	2,367	1,716
Huarong Finance 2019 Co., Ltd. 3.375% 2/24/2030	9,029	6,151
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	38,773	35,801
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	3,637	3,156
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	360	302
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	12,224	10,140
Intercontinental Exchange, Inc. 4.00% 9/15/2027	259	256
Intercontinental Exchange, Inc. 4.35% 6/15/2029	20,255	20,006
Intercontinental Exchange, Inc. 2.10% 6/15/2030	20,000	16,846
Intercontinental Exchange, Inc. 4.60% 3/15/2033	21,619	21,485
Intercontinental Exchange, Inc. 2.65% 9/15/2040	3,875	2,814
Intercontinental Exchange, Inc. 3.00% 6/15/2050	13,542	9,528
Intercontinental Exchange, Inc. 4.95% 6/15/2052	7,119	6,948
Intercontinental Exchange, Inc. 3.00% 9/15/2060	2,283	1,506
Intesa Sanpaolo SpA 5.017% 6/26/2024[2]	125,758	120,868
Intesa Sanpaolo SpA 3.25% 9/23/2024[2]	8,260	7,939
Intesa Sanpaolo SpA 7.00% 11/21/2025[2]	20,450	20,822
Intesa Sanpaolo SpA 5.71% 1/15/2026[2]	24,105	22,862
Intesa Sanpaolo SpA 3.875% 7/14/2027[2]	10,275	9,305
Intesa Sanpaolo SpA 3.875% 1/12/2028[2]	4,974	4,431
Intesa Sanpaolo SpA 4.00% 9/23/2029[2]	3,000	2,613
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	2,525	2,679
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]	12,345	10,613
JPMorgan Chase & Co. 3.559% 4/23/2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[1]	1,125	1,124
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	5,000	4,953
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	62,749	60,036
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	155,249	145,699
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]	18,623	18,761
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	32,414	30,568
The Bond Fund of America — Page 5 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	USD 3,879	$3,465
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	20,772	18,679
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	34,000	30,015
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	59,800	55,483
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	71,833	70,156
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	32,006	31,976
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	13,444	12,591
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	41,999	36,472
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,725	1,476
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[1]	1,000	865
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	8,000	6,441
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	1,890	1,592
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	20,939	17,375
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	5,482	4,692
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	10,752	10,420
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	43,037	42,815
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	3,972	2,820
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	19,035	16,764
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	9,675	9,743
Keb Hana Bank 3.25% 3/30/2027[2]	8,350	7,944
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	523	509
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	13,875	13,020
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	3,525	3,101
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[1]	26,573	24,713
Lloyds Banking Group PLC 4.375% 3/22/2028	6,323	6,007
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	19,000	19,171
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[1]	16,390	15,710
LPL Holdings, Inc. 4.625% 11/15/2027[2]	270	255
LPL Holdings, Inc. 4.375% 5/15/2031[2]	1,800	1,593
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	17,615	17,372
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	4,221	3,566
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	1,192	987
Marsh & McLennan Companies, Inc. 4.75% 3/15/2039	750	712
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	6,145	4,190
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	4,996	5,154
Mastercard, Inc. 4.875% 3/9/2028	1,186	1,224
Mastercard, Inc. 1.90% 3/15/2031	4,597	3,912
Mastercard, Inc. 2.00% 11/18/2031	4,320	3,650
Mastercard, Inc. 4.85% 3/9/2033	19,628	20,394
Mastercard, Inc. 2.95% 3/15/2051	4,308	3,250
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	100	105
MetLife, Inc. 3.60% 11/13/2025	100	98
MetLife, Inc. 4.55% 3/23/2030	2,417	2,390
MetLife, Inc. 4.60% 5/13/2046	800	717
Metropolitan Life Global Funding I 3.60% 1/11/2024[2]	3,000	2,954
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	5,764	5,311
The Bond Fund of America — Page 6 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	USD 2,315	$2,196
Metropolitan Life Global Funding I 4.40% 6/30/2027[2]	4,574	4,513
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	11,150	11,296
Metropolitan Life Global Funding I 3.05% 6/17/2029[2]	5,000	4,535
Metropolitan Life Global Funding I 4.30% 8/25/2029[2]	8,134	7,916
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	980	865
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	2,284	1,828
Metropolitan Life Global Funding I 2.40% 1/11/2032[2]	3,250	2,721
Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	7,621	7,690
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	17,000	15,843
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	35,000	31,000
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	12,800	11,259
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	18,000	16,178
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	19,000	18,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]	10,000	10,101
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	4,937	4,892
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[1]	10,000	8,808
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	26,000	22,979
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	16,070	16,322
Moody’s Corp. 4.25% 8/8/2032	4,220	4,067
Morgan Stanley (USD-SOFR + 0.455%) 4.87% 1/25/2024[3]	20,000	19,944
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	57,500	57,399
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	1,640	1,582
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	995	930
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	1,326	1,245
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	1,386	1,236
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[1]	1,750	1,746
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	17,365	15,575
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	85,147	75,740
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[1]	8,119	7,424
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	32,843	31,909
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]	29,142	30,669
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	69,655	70,263
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[1]	2,300	1,982
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	30,804	24,202
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	5,267	4,147
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	44,097	35,414
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	16,775	13,754
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	16,934	14,359
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	14,324	14,088
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]	32,900	35,962
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[1]	20,106	18,973
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[1]	6,578	6,548
The Bond Fund of America — Page 7 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	USD 5,708	$4,414
MSCI, Inc. 3.625% 9/1/2030[2]	16,200	14,097
MSCI, Inc. 3.25% 8/15/2033[2]	15,450	12,667
Muenchener Rueckversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,2]	6,000	5,965
National Australia Bank, Ltd. 2.875% 4/12/2023	13,200	13,194
National Australia Bank, Ltd. 4.944% 1/12/2028	29,097	29,481
Nationwide Building Society 4.363% 8/1/2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]	33,400	33,126
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]	25,000	25,087
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	8,000	8,298
Navient Corp. 5.875% 10/25/2024	1,000	973
Navient Corp. 6.75% 6/25/2025	5,000	4,864
Navient Corp. 5.00% 3/15/2027	6,250	5,513
Navient Corp. 5.625% 8/1/2033	3,000	2,229
New York Life Global Funding 0.95% 6/24/2025[2]	1,403	1,292
New York Life Global Funding 0.85% 1/15/2026[2]	32,280	29,111
New York Life Global Funding 3.25% 4/7/2027[2]	17,000	16,249
New York Life Global Funding 1.20% 8/7/2030[2]	15,487	12,214
New York Life Global Funding 1.85% 8/1/2031[2]	2,250	1,825
New York Life Global Funding 4.55% 1/28/2033[2]	8,366	8,288
Nordea Bank AB 3.60% 6/6/2025[2]	7,360	7,107
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]	16,382	14,743
OneMain Holdings, Inc. 7.125% 3/15/2026	9,300	8,949
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,509
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,924
PayPal Holdings, Inc. 3.25% 6/1/2050	1,114	815
PayPal Holdings, Inc. 5.05% 6/1/2052	32,292	31,096
PayPal Holdings, Inc. 5.25% 6/1/2062	2,390	2,317
PNC Bank 3.50% 6/8/2023	17,840	17,757
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]	9,176	9,663
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[1]	15,434	15,238
Power Financial Corp., Ltd. 4.50% 6/18/2029	5,000	4,691
Power Financial Corp., Ltd. 3.95% 4/23/2030	32,000	28,200
Power Financial Corp., Ltd. 3.35% 5/16/2031	8,670	7,164
PRICOA Global Funding I 3.45% 9/1/2023[2]	11,825	11,731
Prudential Financial, Inc. 3.905% 12/7/2047	850	675
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	862
Prudential Financial, Inc. 4.35% 2/25/2050	1,155	990
Prudential Financial, Inc. 3.70% 3/13/2051	10,665	8,096
Rede D’Or Finance SARL 4.50% 1/22/2030[2]	3,800	3,125
Royal Bank of Canada 0.75% 10/7/2024	1,347	1,263
Royal Bank of Canada 3.625% 5/4/2027	748	717
Royal Bank of Canada 6.00% 11/1/2027	1,098	1,146
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,651
Royal Bank of Canada 5.00% 2/1/2033	76,923	77,908
Royal Bank of Scotland PLC 4.65% 6/25/2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[1]	14,130	14,063
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	7,500	6,792
Royal Bank of Scotland PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[1]	2,650	2,579
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,600	10,902
Santander Holdings USA, Inc. 3.50% 6/7/2024	13,325	12,939
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[1]	10,775	9,328
The Bond Fund of America — Page 8 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]	USD 28,100	$28,099
Springleaf Finance Corp. 6.125% 3/15/2024	500	488
Starwood Property Trust, Inc. 5.50% 11/1/2023[2]	2,295	2,302
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]	430	449
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	10,825	10,199
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	32,353	32,203
Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	6,775	6,073
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	3,227	3,373
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]	11,614	751
Synchrony Bank 5.40% 8/22/2025	17,000	15,960
Synchrony Bank 5.625% 8/23/2027	17,000	15,624
Synchrony Financial 4.375% 3/19/2024	5,825	5,601
The Allstate Corp. 5.25% 3/30/2033	12,453	12,601
Toronto-Dominion Bank 0.75% 9/11/2025	23,900	21,557
Toronto-Dominion Bank 5.156% 1/10/2028	105,540	106,705
Toronto-Dominion Bank 4.456% 6/8/2032	23,744	23,136
Travelers Companies, Inc. 4.00% 5/30/2047	2,250	1,936
Travelers Companies, Inc. 4.10% 3/4/2049	1,500	1,301
Travelers Companies, Inc. 2.55% 4/27/2050	2,065	1,354
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]	18,000	17,567
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2034)[1]	18,975	18,521
U.S. Bancorp 2.40% 7/30/2024	19,000	18,275
U.S. Bancorp 3.10% 4/27/2026	7,000	6,510
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	16,000	15,604
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	21,509	20,883
U.S. Bank NA 3.40% 7/24/2023	13,125	13,043
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,2]	2,360	2,304
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[1,2]	20,000	19,838
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	5,300	4,659
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[1,2]	50,000	47,907
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	22,475	19,377
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[1,2]	8,300	7,970
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	11,000	9,394
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	5,289	4,110
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	6,400	5,133
UBS Group AG 4.988% 8/5/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 8/5/2032)[1,2]	3,600	3,437
UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]	600	616
UniCredit SpA 4.625% 4/12/2027[2]	17,010	16,089
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	29,477	26,022
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[1,2]	8,430	7,475
VEB Finance, Ltd. 6.80% 11/22/2025[2,4,5]	500	— [6]
Vigorous Champion International, Ltd. 4.25% 5/28/2029	2,263	2,078
The Bond Fund of America — Page 9 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Visa, Inc. 2.00% 8/15/2050	USD 5,800	$3,660
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	54,292	51,626
Wells Fargo & Company 3.00% 4/22/2026	34,533	32,644
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	9,960	9,675
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	7,778	7,295
Wells Fargo & Company 3.00% 10/23/2026	3,301	3,091
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	38,880	36,589
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	67,275	63,533
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	88,936	87,893
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	14,175	12,328
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	10,885	9,444
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	21,499	20,998
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	71,286	63,327
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	10,000	9,384
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	11,339	10,164
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	20,125	15,691
Willis North America, Inc. 4.65% 6/15/2027	5,685	5,599
Willis North America, Inc. 3.875% 9/15/2049	4,700	3,535
		7,255,197
Utilities 4.26%
AEP Texas, Inc. 3.45% 5/15/2051	5,551	4,084
AEP Transmission Co., LLC 3.10% 12/1/2026	12,269	11,676
AEP Transmission Co., LLC 3.65% 4/1/2050	110	87
AEP Transmission Co., LLC 2.75% 8/15/2051	975	650
AEP Transmission Co., LLC 5.40% 3/15/2053	3,475	3,625
AES Panama Generation Holdings SRL 4.375% 5/31/2030[2]	8,565	7,374
Alabama Power Co. 3.00% 3/15/2052	31,200	21,611
Alfa Desarrollo SpA 4.55% 9/27/2051[2]	5,702	4,186
Ameren Corp. 2.50% 9/15/2024	1,616	1,553
American Electric Power Company, Inc. 1.00% 11/1/2025	3,075	2,794
American Electric Power Company, Inc. 4.30% 12/1/2028	31,133	30,385
American Electric Power Company, Inc. 3.25% 3/1/2050	22,050	15,371
American Transmission Systems, Inc. 2.65% 1/15/2032[2]	1,695	1,429
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,833
Baltimore Gas & Electric 4.55% 6/1/2052	3,150	2,876
Berkshire Hathaway Energy Company 4.50% 2/1/2045	200	179
Calpine Corp. 5.25% 6/1/2026[2]	3,398	3,317
Calpine Corp. 4.50% 2/15/2028[2]	4,000	3,715
CenterPoint Energy Houston Electric, LLC 4.95% 4/1/2033	5,750	5,875
CenterPoint Energy, Inc. 2.65% 6/1/2031	15,737	13,338
CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	2,128
CenterPoint Energy, Inc. 2.90% 7/1/2050	5,867	4,102
CenterPoint Energy, Inc. 3.60% 3/1/2052	5,392	4,275
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]	5,500	5,356
CMS Energy Corp. 3.00% 5/15/2026	6,667	6,340
CMS Energy Corp. 3.45% 8/15/2027	3,909	3,722
Colbun SA 3.95% 10/11/2027[2]	8,215	7,687
Comisión Federal de Electricidad 4.688% 5/15/2029[2]	30,765	27,623
Comisión Federal de Electricidad 3.875% 7/26/2033[2]	7,530	5,756
Connecticut Light and Power Co. 3.20% 3/15/2027	1,866	1,787
The Bond Fund of America — Page 10 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Connecticut Light and Power Co. 2.05% 7/1/2031	USD 12,036	$10,009
Consumers Energy Co. 3.60% 8/15/2032	39,463	36,554
Consumers Energy Co. 4.625% 5/15/2033	24,425	24,376
Consumers Energy Co. 3.25% 8/15/2046	7,918	5,935
Consumers Energy Co. 3.75% 2/15/2050	7,594	6,219
Consumers Energy Co. 3.10% 8/15/2050	10,243	7,401
Consumers Energy Co. 2.65% 8/15/2052	20,475	13,576
Dominion Resources, Inc. 3.30% 3/15/2025	2,113	2,041
Dominion Resources, Inc. 3.375% 4/1/2030	20,716	18,849
Dominion Resources, Inc., junior subordinated, 3.071% 8/15/2024[1]	4,825	4,683
DPL, Inc. 4.125% 7/1/2025	1,040	995
DTE Electric Co. 2.625% 3/1/2031	4,242	3,673
DTE Electric Co. 5.20% 4/1/2033	1,500	1,550
DTE Electric Co. 3.70% 3/15/2045	657	534
DTE Electric Co. 3.65% 3/1/2052	2,146	1,712
DTE Energy Company 2.85% 10/1/2026	6,100	5,705
DTE Energy Company 1.90% 4/1/2028	1,505	1,329
DTE Energy Company 2.25% 3/1/2030	20,077	17,439
DTE Energy Company 3.00% 3/1/2032	31,550	27,808
DTE Energy Company 2.95% 3/1/2050	1,994	1,405
Duke Energy Carolinas, LLC 2.45% 8/15/2029	32,831	28,693
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,887
Duke Energy Carolinas, LLC 4.95% 1/15/2033	8,000	8,226
Duke Energy Carolinas, LLC 3.20% 8/15/2049	77	57
Duke Energy Carolinas, LLC 5.35% 1/15/2053	10,270	10,704
Duke Energy Corp. 4.50% 8/15/2032	52,803	51,098
Duke Energy Corp. 3.50% 6/15/2051	4,518	3,309
Duke Energy Corp. 5.00% 8/15/2052	2,563	2,388
Duke Energy Florida, LLC 2.50% 12/1/2029	7,463	6,579
Duke Energy Florida, LLC 1.75% 6/15/2030	9,021	7,458
Duke Energy Florida, LLC 3.00% 12/15/2051	8,684	6,154
Duke Energy Florida, LLC 5.95% 11/15/2052	2,500	2,786
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,390
Duke Energy Progress, LLC 2.00% 8/15/2031	8,701	7,135
Duke Energy Progress, LLC 2.50% 8/15/2050	4,854	3,052
Duke Energy Progress, LLC 2.90% 8/15/2051	3,675	2,515
Edison International 3.55% 11/15/2024	19,450	18,909
Edison International 4.95% 4/15/2025	6,354	6,310
Edison International 5.75% 6/15/2027	13,258	13,552
Edison International 4.125% 3/15/2028	56,140	53,363
Edison International 6.95% 11/15/2029	25,348	27,441
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR 15,000	12,959
Emera US Finance, LP 0.833% 6/15/2024	USD 3,750	3,534
Emera US Finance, LP 2.639% 6/15/2031	27,050	21,751
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	2,350	2,198
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	990	759
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[2]	846	648
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[2]	8,203	5,921
Enel Chile SA 4.875% 6/12/2028	3,045	2,972
Enel Finance America, LLC 7.10% 10/14/2027[2]	30,000	32,267
Engie Energia Chile SA 3.40% 1/28/2030[2]	7,054	5,766
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]	8,250	7,428
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[2]	24,093	20,303
The Bond Fund of America — Page 11 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 3.12% 9/1/2027	USD 4,780	$4,477
Entergy Corp. 1.90% 6/15/2028	34,227	29,834
Entergy Corp. 1.60% 12/15/2030	1,700	1,346
Entergy Corp. 2.40% 6/15/2031	24,551	20,354
Entergy Louisiana, LLC 2.35% 6/15/2032	4,469	3,674
Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	12,047
Entergy Louisiana, LLC 4.75% 9/15/2052	8,568	8,063
Entergy Texas, Inc. 1.75% 3/15/2031	3,450	2,780
Exelon Corp. 4.10% 3/15/2052	1,725	1,421
FirstEnergy Corp. 2.05% 3/1/2025	25,920	24,384
FirstEnergy Corp. 1.60% 1/15/2026	54,542	49,867
FirstEnergy Corp. 3.50% 4/1/2028[2]	15,958	15,000
FirstEnergy Corp. 4.10% 5/15/2028[2]	6,025	5,827
FirstEnergy Corp. 2.65% 3/1/2030	54,198	46,156
FirstEnergy Corp. 2.25% 9/1/2030	117,043	96,733
FirstEnergy Corp. 3.40% 3/1/2050	13,233	9,093
FirstEnergy Corp., Series B, 4.15% 7/15/2027[1]	91,819	87,566
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]	1,260	1,244
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	74,825	67,596
Florida Power & Light Company 5.05% 4/1/2028	10,600	10,961
Florida Power & Light Company 2.45% 2/3/2032	22,261	19,025
Florida Power & Light Company 5.10% 4/1/2033	34,913	36,212
Florida Power & Light Company 2.875% 12/4/2051	21,391	15,049
Georgia Power Co. 3.70% 1/30/2050	625	487
Gulf Power Co. 3.30% 5/30/2027	10,000	9,577
Interchile SA 4.50% 6/30/2056[2]	2,443	1,955
Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]	25,000	23,536
Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]	2,160	1,886
ITC Holdings Corp. 4.95% 9/22/2027[2]	225	226
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	4,480	4,401
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	7,574	6,343
Metropolitan Edison Co. 4.30% 1/15/2029[2]	5,000	4,799
MidAmerican Energy Holdings Co. 3.10% 5/1/2027	2,273	2,153
MidAmerican Energy Holdings Co. 3.65% 4/15/2029	2,300	2,196
MidAmerican Energy Holdings Co. 3.65% 8/1/2048	1,449	1,176
Mississippi Power Co. 4.25% 3/15/2042	14,426	12,326
Monongahela Power Co. 3.55% 5/15/2027[2]	4,800	4,560
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,122
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	21,042	19,041
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027	428	427
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	12,860	12,955
NextEra Energy Partners, LP 4.25% 7/15/2024[2]	4,715	4,660
NextEra Energy Partners, LP 3.875% 10/15/2026[2]	3,535	3,296
NiSource Finance Corp. 5.00% 6/15/2052	24	23
NiSource, Inc. 5.25% 3/30/2028	9,900	10,079
Northern States Power Co. 2.25% 4/1/2031	4,287	3,641
Northern States Power Co. 2.90% 3/1/2050	5,446	3,856
Northern States Power Co. 2.60% 6/1/2051	22,105	14,718
Northern States Power Co. 3.20% 4/1/2052	710	522
Northern States Power Co. 4.50% 6/1/2052	1,325	1,224
NRG Energy, Inc. 3.625% 2/15/2031[2]	5,000	4,015
NRG Energy, Inc. 3.875% 2/15/2032[2]	3,000	2,403
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025	8,100	7,326
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032	178	172
The Bond Fund of America — Page 12 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	USD 11,997	$11,947
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	7,613	5,167
Pacific Gas and Electric Co. 3.25% 6/15/2023	3,421	3,404
Pacific Gas and Electric Co. 3.85% 11/15/2023	3,800	3,746
Pacific Gas and Electric Co. 3.40% 8/15/2024	2,965	2,882
Pacific Gas and Electric Co. 3.50% 6/15/2025	5,102	4,868
Pacific Gas and Electric Co. 3.15% 1/1/2026	135,185	126,257
Pacific Gas and Electric Co. 2.95% 3/1/2026	53,431	49,757
Pacific Gas and Electric Co. 3.30% 3/15/2027	33,568	30,728
Pacific Gas and Electric Co. 5.45% 6/15/2027	4,459	4,419
Pacific Gas and Electric Co. 2.10% 8/1/2027	56,464	49,286
Pacific Gas and Electric Co. 3.30% 12/1/2027	51,590	46,505
Pacific Gas and Electric Co. 3.00% 6/15/2028	28,477	25,304
Pacific Gas and Electric Co. 3.75% 7/1/2028	33,012	30,415
Pacific Gas and Electric Co. 4.65% 8/1/2028	48,518	45,697
Pacific Gas and Electric Co. 4.55% 7/1/2030	185,175	173,624
Pacific Gas and Electric Co. 2.50% 2/1/2031	166,003	134,627
Pacific Gas and Electric Co. 3.25% 6/1/2031	28,351	24,052
Pacific Gas and Electric Co. 6.15% 1/15/2033	11,006	11,309
Pacific Gas and Electric Co. 3.30% 8/1/2040	33,295	23,669
Pacific Gas and Electric Co. 3.75% 8/15/2042	29,730	21,157
Pacific Gas and Electric Co. 3.50% 8/1/2050	57,635	38,124
PECO Energy Co. 2.80% 6/15/2050	10,000	6,809
PG&E Corp. 5.00% 7/1/2028	9,485	8,966
PG&E Corp. 5.25% 7/1/2030	3,450	3,207
Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,494
Public Service Company of Colorado 3.70% 6/15/2028	114	110
Public Service Company of Colorado 1.90% 1/15/2031	3,051	2,524
Public Service Company of Colorado 1.875% 6/15/2031	35,487	29,018
Public Service Company of Colorado 2.70% 1/15/2051	319	213
Public Service Electric and Gas Co. 0.95% 3/15/2026	17,350	15,774
Public Service Electric and Gas Co. 3.65% 9/1/2028	2,978	2,852
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,374	5,854
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,830	4,260
Public Service Electric and Gas Co. 1.90% 8/15/2031	4,425	3,604
Public Service Electric and Gas Co. 3.10% 3/15/2032	31,811	28,451
Public Service Electric and Gas Co. 4.90% 12/15/2032	2,018	2,066
Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	11,221
Public Service Electric and Gas Co. 2.05% 8/1/2050	16,000	9,525
Public Service Enterprise Group, Inc. 3.20% 8/1/2049	2,475	1,861
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,506
Southern California Edison Co. 0.70% 4/3/2023	16,044	16,044
Southern California Edison Co. 1.10% 4/1/2024	28,861	27,757
Southern California Edison Co. 1.20% 2/1/2026	20,000	18,016
Southern California Edison Co. 4.70% 6/1/2027	27,728	27,810
Southern California Edison Co. 5.85% 11/1/2027	7,531	7,941
Southern California Edison Co. 3.65% 3/1/2028	15,563	14,711
Southern California Edison Co. 5.30% 3/1/2028	2,750	2,821
Southern California Edison Co. 4.20% 3/1/2029	28,275	27,368
Southern California Edison Co. 2.85% 8/1/2029	73,313	65,622
Southern California Edison Co. 2.25% 6/1/2030	24,667	20,972
Southern California Edison Co. 2.50% 6/1/2031	25,013	21,240
Southern California Edison Co. 2.75% 2/1/2032	20,532	17,642
Southern California Edison Co. 6.00% 1/15/2034	3,039	3,278
The Bond Fund of America — Page 13 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.75% 4/1/2035	USD 6,666	$7,022
Southern California Edison Co. 5.35% 7/15/2035	30,475	30,902
Southern California Edison Co. 5.625% 2/1/2036	5,649	5,829
Southern California Edison Co. 5.55% 1/15/2037	6,946	7,119
Southern California Edison Co. 5.95% 2/1/2038	12,088	12,906
Southern California Edison Co. 4.50% 9/1/2040	20,920	18,611
Southern California Edison Co. 4.00% 4/1/2047	18,449	15,193
Southern California Edison Co. 4.125% 3/1/2048	9,294	7,708
Southern California Edison Co. 3.65% 2/1/2050	39,105	30,187
Southern California Edison Co. 2.95% 2/1/2051	15,129	10,215
Southern California Edison Co. 3.65% 6/1/2051	11,333	8,688
Southern California Edison Co. 3.45% 2/1/2052	3,176	2,331
Southern California Edison Co., Series C, 3.60% 2/1/2045	12,979	9,852
Southern California Gas Company 2.55% 2/1/2030	6,775	5,923
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	11,534
Southwestern Electric Power Co. 3.25% 11/1/2051	12,598	8,791
Talen Energy Corp. 7.25% 5/15/2027[2]	12,024	12,357
Talen Energy Corp. 6.625% 1/15/2028[2]	8,215	8,353
Talen Energy Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.506% 11/13/2023[3,7]	2,910	2,932
Talen Energy Supply, LLC 7.625% 6/1/2028[2]	1,590	1,643
Union Electric Co. 2.15% 3/15/2032	12,550	10,289
Union Electric Co. 2.625% 3/15/2051	132	87
Union Electric Co. 3.90% 4/1/2052	7,318	6,159
Virginia Electric and Power Co. 2.95% 11/15/2026	3,000	2,824
Virginia Electric and Power Co. 2.875% 7/15/2029	2,605	2,364
Virginia Electric and Power Co. 2.30% 11/15/2031	9,089	7,553
Virginia Electric and Power Co. 2.40% 3/30/2032	9,117	7,594
Virginia Electric and Power Co. 2.45% 12/15/2050	6,268	3,869
Vistra Operations Co., LLC 3.55% 7/15/2024[2]	8,000	7,728
Vistra Operations Co., LLC 5.00% 7/31/2027[2]	1,000	947
WEC Energy Group, Inc. 5.15% 10/1/2027	18,800	19,143
WEC Energy Group, Inc. 2.20% 12/15/2028	5,925	5,166
Wisconsin Power and Light Co. 1.95% 9/16/2031	15,450	12,498
Wisconsin Power and Light Co. 3.95% 9/1/2032	10,120	9,525
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	2,068
Xcel Energy, Inc. 3.35% 12/1/2026	10,439	9,957
Xcel Energy, Inc. 1.75% 3/15/2027	20,766	18,607
Xcel Energy, Inc. 2.60% 12/1/2029	23,362	20,400
Xcel Energy, Inc. 2.35% 11/15/2031	30,760	25,223
Xcel Energy, Inc. 4.60% 6/1/2032	25,543	24,819
Xcel Energy, Inc. 3.50% 12/1/2049	15,159	11,693
		3,228,939
Health care 3.39%
AbbVie, Inc. 2.60% 11/21/2024	30,200	29,158
AbbVie, Inc. 2.95% 11/21/2026	16,395	15,610
AbbVie, Inc. 3.20% 11/21/2029	20,304	18,850
AbbVie, Inc. 4.25% 11/21/2049	1,650	1,458
AmerisourceBergen Corp. 2.70% 3/15/2031	37,338	32,042
Amgen, Inc. 5.507% 3/2/2026	5,063	5,085
Amgen, Inc. 5.15% 3/2/2028	35,867	36,640
Amgen, Inc. 3.00% 2/22/2029	3,523	3,242
Amgen, Inc. 4.05% 8/18/2029	31,879	30,782
The Bond Fund of America — Page 14 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 2.45% 2/21/2030	USD 18,829	$16,423
Amgen, Inc. 5.25% 3/2/2030	16,187	16,561
Amgen, Inc. 2.30% 2/25/2031	5,000	4,210
Amgen, Inc. 4.20% 3/1/2033	44,357	42,544
Amgen, Inc. 5.25% 3/2/2033	55,525	57,077
Amgen, Inc. 5.60% 3/2/2043	17,950	18,507
Amgen, Inc. 3.375% 2/21/2050	825	621
Amgen, Inc. 3.00% 1/15/2052	275	189
Amgen, Inc. 4.875% 3/1/2053	16,600	15,553
Amgen, Inc. 5.65% 3/2/2053	38,294	39,892
Amgen, Inc. 5.75% 3/2/2063	22,800	23,685
Anthem, Inc. 2.375% 1/15/2025	1,534	1,469
Anthem, Inc. 4.10% 5/15/2032	31,973	30,601
Anthem, Inc. 4.55% 5/15/2052	8,831	7,985
AstraZeneca Finance, LLC 1.75% 5/28/2028	4,450	3,950
AstraZeneca Finance, LLC 4.90% 3/3/2030	12,380	12,668
AstraZeneca Finance, LLC 2.25% 5/28/2031	13,637	11,740
AstraZeneca Finance, LLC 4.875% 3/3/2033	17,730	18,300
AstraZeneca PLC 3.50% 8/17/2023	14,500	14,408
AstraZeneca PLC 3.375% 11/16/2025	20,971	20,515
AstraZeneca PLC 0.70% 4/8/2026	6,589	5,933
AstraZeneca PLC 4.00% 1/17/2029	2,027	1,996
AstraZeneca PLC 1.375% 8/6/2030	18,344	14,962
AstraZeneca PLC 3.00% 5/28/2051	3,294	2,508
Avantor Funding, Inc. 4.625% 7/15/2028[2]	6,320	5,994
Bausch Health Companies, Inc. 4.875% 6/1/2028[2]	8,125	4,801
Baxter International, Inc. 2.272% 12/1/2028	3,250	2,826
Baxter International, Inc. 2.539% 2/1/2032	37,704	30,726
Bayer US Finance II, LLC 3.875% 12/15/2023[2]	11,650	11,522
Bayer US Finance II, LLC 4.375% 12/15/2028[2]	4,250	4,111
Becton, Dickinson and Company 3.363% 6/6/2024	12,129	11,910
Becton, Dickinson and Company 4.298% 8/22/2032	6,700	6,478
Boston Scientific Corp. 3.45% 3/1/2024	875	859
Boston Scientific Corp. 2.65% 6/1/2030	41,291	36,507
Boston Scientific Corp. 4.70% 3/1/2049	340	324
Bristol-Myers Squibb Company 2.90% 7/26/2024	9,095	8,919
Bristol-Myers Squibb Company 3.20% 6/15/2026	7,768	7,512
Bristol-Myers Squibb Company 3.40% 7/26/2029	2,197	2,091
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[2]	16,500	14,516
Centene Corp. 4.25% 12/15/2027	58,085	56,021
Centene Corp. 2.45% 7/15/2028	86,515	75,346
Centene Corp. 4.625% 12/15/2029	42,335	39,843
Centene Corp. 3.375% 2/15/2030	45,137	39,420
Centene Corp. 3.00% 10/15/2030	23,055	19,435
Centene Corp. 2.50% 3/1/2031	74,200	60,154
Centene Corp. 2.625% 8/1/2031	14,110	11,446
Charles River Laboratories International, Inc. 3.75% 3/15/2029[2]	4,335	3,852
Cigna Corp. 2.375% 3/15/2031	2,853	2,408
Community Health Systems, Inc. 8.00% 3/15/2026[2]	4,000	3,870
Community Health Systems, Inc. 4.75% 2/15/2031[2]	2,000	1,479
CVS Health Corp. 1.30% 8/21/2027	10,000	8,712
CVS Health Corp. 3.25% 8/15/2029	10,362	9,481
CVS Health Corp. 5.125% 2/21/2030	12,000	12,168
CVS Health Corp. 1.75% 8/21/2030	5,660	4,604
The Bond Fund of America — Page 15 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 1.875% 2/28/2031	USD 13,185	$10,686
CVS Health Corp. 5.25% 2/21/2033	14,789	15,100
CVS Health Corp. 5.05% 3/25/2048	1,707	1,599
CVS Health Corp. 4.25% 4/1/2050	8,451	7,071
CVS Health Corp. 5.625% 2/21/2053	6,250	6,339
Elevance Health, Inc. 4.75% 2/15/2033	7,823	7,868
Elevance Health, Inc. 5.125% 2/15/2053	5,436	5,420
Eli Lilly and Company 3.375% 3/15/2029	9,000	8,619
Eli Lilly and Company 4.70% 2/27/2033	41,219	42,283
Eli Lilly and Company 4.875% 2/27/2053	12,200	12,629
Eli Lilly and Company 4.95% 2/27/2063	3,099	3,192
EMD Finance, LLC 3.25% 3/19/2025[2]	16,185	15,718
GE Healthcare Holding, LLC 5.65% 11/15/2027[2]	33,699	34,851
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]	7,880	8,249
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]	58,230	62,058
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]	2,650	2,966
Gilead Sciences, Inc. 2.80% 10/1/2050	625	432
GlaxoSmithKline PLC 3.625% 5/15/2025	11,425	11,266
HCA, Inc. 5.875% 2/15/2026	4,700	4,772
HCA, Inc. 5.875% 2/1/2029	7,130	7,290
HCA, Inc. 3.375% 3/15/2029[2]	401	362
HCA, Inc. 4.125% 6/15/2029	2,825	2,649
HCA, Inc. 3.50% 9/1/2030	5,225	4,657
HCA, Inc. 2.375% 7/15/2031	2,704	2,184
HCA, Inc. 3.625% 3/15/2032[2]	13,278	11,717
HCA, Inc. 5.25% 6/15/2049	8,300	7,498
HCA, Inc. 4.625% 3/15/2052[2]	2,479	2,062
Humana, Inc. 3.70% 3/23/2029	15,704	14,792
IMS Health Holdings, Inc. 5.00% 10/15/2026[2]	5,750	5,627
Johnson & Johnson 0.95% 9/1/2027	6,000	5,315
Johnson & Johnson 1.30% 9/1/2030	28,696	24,034
Johnson & Johnson 2.10% 9/1/2040	4,000	2,905
Johnson & Johnson 2.25% 9/1/2050	11,000	7,427
Kaiser Foundation Hospitals 2.81% 6/1/2041	5,555	4,073
Laboratory Corporation of America Holdings 1.55% 6/1/2026	4,555	4,081
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	10,500	10,514
Merck & Co., Inc. 2.75% 2/10/2025	34,000	33,246
Merck & Co., Inc. 1.70% 6/10/2027	18,478	16,797
Merck & Co., Inc. 1.45% 6/24/2030	20,106	16,630
Merck & Co., Inc. 2.15% 12/10/2031	15,401	13,047
Molina Healthcare, Inc. 4.375% 6/15/2028[2]	2,125	1,979
Molina Healthcare, Inc. 3.875% 11/15/2030[2]	2,665	2,328
Molina Healthcare, Inc. 3.875% 5/15/2032[2]	15,500	13,040
Novartis Capital Corp. 1.75% 2/14/2025	1,167	1,114
Novartis Capital Corp. 2.00% 2/14/2027	6,000	5,540
Novartis Capital Corp. 2.20% 8/14/2030	22,078	19,356
Pfizer, Inc. 2.95% 3/15/2024	2,150	2,112
Pfizer, Inc. 3.45% 3/15/2029	991	958
Pfizer, Inc. 1.70% 5/28/2030	5,571	4,693
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	17,136	13,875
Roche Holdings, Inc. 1.93% 12/13/2028[2]	50,085	44,143
Roche Holdings, Inc. 2.076% 12/13/2031[2]	105,487	89,108
Roche Holdings, Inc. 2.607% 12/13/2051[2]	2,632	1,841
Shire PLC 2.875% 9/23/2023	4,486	4,432
The Bond Fund of America — Page 16 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 3.20% 9/23/2026	USD 24,764	$23,576
Summa Health 3.511% 11/15/2051	1,655	1,208
Syneos Health, Inc. 3.625% 1/15/2029[2]	2,315	1,905
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023	10,926	10,887
Takeda Pharmaceutical Company, Ltd. 5.00% 11/26/2028	7,500	7,584
Tenet Healthcare Corp. 4.625% 7/15/2024	4,240	4,187
Tenet Healthcare Corp. 4.875% 1/1/2026	5,535	5,432
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,387
Tenet Healthcare Corp. 6.125% 6/15/2030[2]	4,000	3,950
Teva Pharmaceutical Finance Co. BV 2.80% 7/21/2023	2,538	2,510
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	74,546	74,627
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	66,000	67,420
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	147,495	133,628
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	25,870	24,180
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	127,679	127,846
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	20,815	18,875
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	173,286	115,626
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	10,628
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	12,000	12,290
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	4,856	5,043
UnitedHealth Group, Inc. 3.50% 2/15/2024	6,860	6,781
UnitedHealth Group, Inc. 2.375% 8/15/2024	7,903	7,655
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,900	5,831
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,113
UnitedHealth Group, Inc. 5.25% 2/15/2028	3,011	3,133
UnitedHealth Group, Inc. 4.00% 5/15/2029	14,165	13,866
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,075
UnitedHealth Group, Inc. 2.00% 5/15/2030	16,379	14,011
UnitedHealth Group, Inc. 4.20% 5/15/2032	14,062	13,792
UnitedHealth Group, Inc. 5.35% 2/15/2033	6,026	6,410
UnitedHealth Group, Inc. 3.05% 5/15/2041	8,000	6,314
UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,988
UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,870
UnitedHealth Group, Inc. 3.70% 8/15/2049	6,795	5,555
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	6,468
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,865	4,415
UnitedHealth Group, Inc. 4.75% 5/15/2052	8,835	8,612
UnitedHealth Group, Inc. 5.875% 2/15/2053	3,270	3,681
UnitedHealth Group, Inc. 4.95% 5/15/2062	1,870	1,823
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,565	5,206
Valeant Pharmaceuticals International, Inc. 5.50% 11/1/2025[2]	17,750	14,614
Viatris, Inc. 2.70% 6/22/2030	11,297	9,188
Viatris, Inc. 4.00% 6/22/2050	6,418	4,228
WellPoint, Inc. 3.50% 8/15/2024	9,349	9,162
Zoetis, Inc. 5.60% 11/16/2032	25,689	27,415
		2,570,038
Consumer discretionary 3.20%
Allied Universal Holdco, LLC 4.625% 6/1/2028[2]	2,105	1,783
Amazon.com, Inc. 1.65% 5/12/2028	25,000	22,176
Amazon.com, Inc. 3.45% 4/13/2029	3,434	3,306
Amazon.com, Inc. 1.50% 6/3/2030	6,278	5,222
Amazon.com, Inc. 2.10% 5/12/2031	25,000	21,380
Amazon.com, Inc. 3.60% 4/13/2032	37,880	36,007
The Bond Fund of America — Page 17 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 4.70% 12/1/2032	USD 14,370	$14,740
Amazon.com, Inc. 2.875% 5/12/2041	5,827	4,594
Amazon.com, Inc. 3.10% 5/12/2051	7,293	5,532
American Honda Finance Corp. 1.20% 7/8/2025	10,182	9,442
Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]	1,610	1,353
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,061
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,295
Bayerische Motoren Werke AG 3.80% 4/6/2023[2]	1,985	1,985
Bayerische Motoren Werke AG 3.45% 4/12/2023[2]	16,128	16,121
Bayerische Motoren Werke AG 3.90% 4/9/2025[2]	21,240	20,877
Bayerische Motoren Werke AG 3.45% 4/1/2027[2]	1,300	1,251
Bayerische Motoren Werke AG 2.55% 4/1/2031[2]	14,011	12,034
Bayerische Motoren Werke AG 3.70% 4/1/2032[2]	8,750	8,130
Carnival Corp. 10.50% 2/1/2026[2]	1,250	1,304
Carnival Corp. 4.00% 8/1/2028[2]	1,000	862
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	18,000	17,470
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	29,500	27,933
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	11,275	10,936
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	6,983	7,014
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[2]	10,500	9,462
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	19,522	18,465
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	3,772	3,790
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	24,969	21,552
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	62,028	51,280
DaimlerChrysler North America Holding Corp. 3.65% 2/22/2024[2]	9,710	9,575
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[2]	5,000	4,801
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[2]	7,500	7,310
Ford Motor Co. 2.30% 2/10/2025	33,110	30,733
Ford Motor Co. 2.90% 2/10/2029	65,800	54,561
Ford Motor Co. 6.10% 8/19/2032	25,000	24,262
Ford Motor Credit Company, LLC 3.81% 1/9/2024	3,935	3,893
Ford Motor Credit Company, LLC 5.584% 3/18/2024	423	419
Ford Motor Credit Company, LLC 3.664% 9/8/2024	5,756	5,531
Ford Motor Credit Company, LLC 5.125% 6/16/2025	1,000	980
Ford Motor Credit Company, LLC 4.134% 8/4/2025	400	381
Ford Motor Credit Company, LLC 4.542% 8/1/2026	18,000	17,090
Ford Motor Credit Company, LLC 2.70% 8/10/2026	66,960	59,678
Ford Motor Credit Company, LLC 4.271% 1/9/2027	41,650	38,839
Ford Motor Credit Company, LLC 4.95% 5/28/2027	9,920	9,477
Ford Motor Credit Company, LLC 4.125% 8/17/2027	19,805	18,173
Ford Motor Credit Company, LLC 3.815% 11/2/2027	5,575	5,004
Ford Motor Credit Company, LLC 7.35% 11/4/2027	93,397	96,433
Ford Motor Credit Company, LLC 2.90% 2/16/2028	13,400	11,537
Ford Motor Credit Company, LLC 7.35% 3/6/2030	43,855	45,105
Ford Motor Credit Company, LLC 3.625% 6/17/2031	1,500	1,238
General Motors Company 6.125% 10/1/2025	28,548	29,105
General Motors Company 6.80% 10/1/2027	17,934	18,976
General Motors Company 5.40% 10/15/2029	16,960	16,824
General Motors Company 5.60% 10/15/2032	16,000	15,682
General Motors Company 5.40% 4/1/2048	4,000	3,440
General Motors Financial Co. 3.70% 5/9/2023	15,126	15,104
General Motors Financial Co. 4.15% 6/19/2023	14,010	13,967
General Motors Financial Co. 1.05% 3/8/2024	3,356	3,211
General Motors Financial Co. 3.80% 4/7/2025	10,383	10,101
The Bond Fund of America — Page 18 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 2.75% 6/20/2025	USD 24,892	$23,581
General Motors Financial Co. 1.25% 1/8/2026	6,450	5,811
General Motors Financial Co. 1.50% 6/10/2026	60,321	53,719
General Motors Financial Co. 4.00% 10/6/2026	7,285	6,975
General Motors Financial Co. 2.35% 2/26/2027	42,397	37,976
General Motors Financial Co. 2.70% 8/20/2027	37,175	33,295
General Motors Financial Co. 2.40% 4/10/2028	12,928	11,297
General Motors Financial Co. 2.40% 10/15/2028	40,580	34,743
General Motors Financial Co. 4.30% 4/6/2029	13,600	12,653
General Motors Financial Co. 3.60% 6/21/2030	1,735	1,522
General Motors Financial Co. 2.35% 1/8/2031	32,503	25,688
General Motors Financial Co. 2.70% 6/10/2031	27,854	22,336
Grand Canyon University 4.125% 10/1/2024	25,000	23,685
Hanesbrands, Inc. 9.00% 2/15/2031[2]	3,681	3,772
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[2]	13,960	12,237
Hilton Worldwide Holdings, Inc. 3.625% 2/15/2032[2]	11,040	9,325
Home Depot, Inc. 2.95% 6/15/2029	32,205	29,770
Home Depot, Inc. 2.70% 4/15/2030	25,000	22,583
Home Depot, Inc. 1.375% 3/15/2031	26,220	20,995
Home Depot, Inc. 3.125% 12/15/2049	114	84
Home Depot, Inc. 2.375% 3/15/2051	7,293	4,597
Hyundai Capital America 0.80% 4/3/2023[2]	4,200	4,200
Hyundai Capital America 5.75% 4/6/2023[2]	10,000	10,000
Hyundai Capital America 1.25% 9/18/2023[2]	18,902	18,513
Hyundai Capital America 0.875% 6/14/2024[2]	17,000	16,101
Hyundai Capital America 1.00% 9/17/2024[2]	15,600	14,631
Hyundai Capital America 2.65% 2/10/2025[2]	28,554	27,247
Hyundai Capital America 5.875% 4/7/2025[2]	10,000	10,127
Hyundai Capital America 1.80% 10/15/2025[2]	56,387	51,753
Hyundai Capital America 1.30% 1/8/2026[2]	17,000	15,274
Hyundai Capital America 5.50% 3/30/2026[2]	5,000	5,010
Hyundai Capital America 1.50% 6/15/2026[2]	33,915	30,163
Hyundai Capital America 1.65% 9/17/2026[2]	38,800	34,368
Hyundai Capital America 3.00% 2/10/2027[2]	19,717	18,101
Hyundai Capital America 2.375% 10/15/2027[2]	14,154	12,521
Hyundai Capital America 1.80% 1/10/2028[2]	15,718	13,339
Hyundai Capital America 5.60% 3/30/2028[2]	9,800	9,823
Hyundai Capital America 2.00% 6/15/2028[2]	36,819	31,170
Hyundai Capital America 2.10% 9/15/2028[2]	14,290	12,089
Hyundai Capital America 5.80% 4/1/2030[2]	16,980	17,135
Hyundai Capital Services, Inc. 2.125% 4/24/2025[2]	5,225	4,903
Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]	6,570	5,903
International Game Technology PLC 6.50% 2/15/2025[2]	1,160	1,173
International Game Technology PLC 4.125% 4/15/2026[2]	2,115	2,043
International Game Technology PLC 6.25% 1/15/2027[2]	3,500	3,543
International Game Technology PLC 5.25% 1/15/2029[2]	6,940	6,652
KB Home 6.875% 6/15/2027	5,000	5,085
KIA Corp. 2.375% 2/14/2025[2]	9,995	9,496
Lennar Corp. 4.50% 4/30/2024	3,015	2,980
M.D.C. Holdings, Inc. 6.00% 1/15/2043	7,475	6,505
Marriott International, Inc. 5.75% 5/1/2025	208	210
Marriott International, Inc. 5.00% 10/15/2027	20,771	20,830
Marriott International, Inc. 4.90% 4/15/2029	7,598	7,535
Marriott International, Inc. 2.85% 4/15/2031	16,535	14,096
The Bond Fund of America — Page 19 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Marriott International, Inc. 2.75% 10/15/2033	USD 26,188	$21,221
McDonald’s Corp. 3.70% 1/30/2026	135	133
McDonald’s Corp. 3.50% 3/1/2027	185	179
McDonald’s Corp. 2.125% 3/1/2030	5,793	5,014
McDonald’s Corp. 3.60% 7/1/2030	2,474	2,348
McDonald’s Corp. 4.60% 9/9/2032	9,891	10,016
McDonald’s Corp. 4.45% 9/1/2048	1,750	1,627
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,501
McDonald’s Corp. 4.20% 4/1/2050	5,396	4,765
McDonald’s Corp. 5.15% 9/9/2052	4,880	4,970
Meituan Dianping 2.125% 10/28/2025[2]	5,041	4,612
Meituan Dianping 3.05% 10/28/2030[2]	17,000	13,641
Meituan Dianping 3.05% 10/28/2030	15,000	12,036
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[2]	275	278
MGM Resorts International 6.75% 5/1/2025	3,000	3,026
Morongo Band of Mission Indians 7.00% 10/1/2039[2]	11,225	12,160
NIKE, Inc. 2.40% 3/27/2025	8,656	8,381
NIKE, Inc. 3.25% 3/27/2040	5,469	4,618
Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[2]	16,200	15,152
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[2]	36,749	31,830
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[2]	20,360	16,540
Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]	8,756	8,627
Nissan Motor Co., Ltd. 3.522% 9/17/2025[2]	48,235	45,726
Nissan Motor Co., Ltd. 2.00% 3/9/2026[2]	31,075	27,557
Nissan Motor Co., Ltd. 2.75% 3/9/2028[2]	37,875	32,060
Nissan Motor Co., Ltd. 4.81% 9/17/2030[2]	19,873	18,008
President & Fellows of Harvard College 2.517% 10/15/2050	5,500	3,776
QVC, Inc. 4.85% 4/1/2024	11,050	8,854
QVC, Inc. 4.45% 2/15/2025	1,500	888
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]	2,500	2,668
S.A.C.I. Falabella 3.75% 10/30/2027[2]	8,295	7,333
Sally Holdings, LLC 5.625% 12/1/2025	200	197
Sands China, Ltd. 4.30% 1/8/2026	2,330	2,190
Sands China, Ltd. 5.90% 8/8/2028	43,750	41,568
Sands China, Ltd. 4.875% 6/18/2030	6,500	5,765
Starbucks Corp. 3.80% 8/15/2025	14,000	13,784
Stellantis Finance US, Inc. 1.711% 1/29/2027[2]	15,471	13,697
Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	51,318	52,540
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	27,728	22,417
Stellantis Finance US, Inc. 6.375% 9/12/2032[2]	67,223	70,556
Taylor Morrison Home Corp. 5.75% 1/15/2028[2]	3,500	3,446
Toyota Motor Credit Corp. 0.681% 3/25/2024	6,731	6,450
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,568	2,341
Toyota Motor Credit Corp. 1.15% 8/13/2027	6,086	5,315
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,802	3,385
Toyota Motor Credit Corp. 4.45% 6/29/2029	616	621
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,847
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[2]	20,696	20,638
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]	4,869	4,707
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]	21,089	20,387
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[2]	3,530	3,213
Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]	16,375	14,130
The Bond Fund of America — Page 20 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wyndham Destinations, Inc. 6.625% 7/31/2026[2]	USD 4,000	$4,020
Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]	2,500	2,274
		2,429,983
Communication services 2.86%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN 27,000	1,330
AT&T, Inc. 1.70% 3/25/2026	USD 14,392	13,247
AT&T, Inc. 2.30% 6/1/2027	11,896	10,905
AT&T, Inc. 1.65% 2/1/2028	25,527	22,435
AT&T, Inc. 4.35% 3/1/2029	14,011	13,724
AT&T, Inc. 4.30% 2/15/2030	71,889	69,880
AT&T, Inc. 2.75% 6/1/2031	58,116	50,108
AT&T, Inc. 2.25% 2/1/2032	37,037	30,294
AT&T, Inc. 2.55% 12/1/2033	31,473	25,333
AT&T, Inc. 3.50% 9/15/2053	76,396	55,563
Axiata SPV2 Bhd. 2.163% 8/19/2030	4,883	4,126
Cablevision Systems Corp. 5.375% 2/1/2028[2]	4,850	3,978
CCO Holdings, LLC 4.75% 3/1/2030[2]	9,665	8,384
CCO Holdings, LLC 4.50% 8/15/2030[2]	18,675	15,802
CCO Holdings, LLC 4.75% 2/1/2032[2]	8,000	6,729
CCO Holdings, LLC 4.50% 5/1/2032	2,225	1,822
CCO Holdings, LLC 4.25% 1/15/2034[2]	21,825	17,093
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029	7,734	6,454
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/2029[2]	2,700	2,482
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	46,882	37,761
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	11,385	10,112
CCO Holdings, LLC and CCO Holdings Capital Corp. 6.484% 10/23/2045	6,850	6,497
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	5,000	4,058
CenturyLink, Inc. 4.00% 2/15/2027[2]	5,775	3,817
Charter Communications Operating, LLC 4.908% 7/23/2025	165	163
Charter Communications Operating, LLC 2.30% 2/1/2032	25,960	19,797
Charter Communications Operating, LLC 5.125% 7/1/2049	18,943	15,014
Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,816
Charter Communications Operating, LLC 3.70% 4/1/2051	28,727	18,420
Charter Communications Operating, LLC 3.90% 6/1/2052	2,900	1,920
Comcast Corp. 2.65% 2/1/2030	20,000	17,825
Comcast Corp. 1.95% 1/15/2031	7,446	6,199
Comcast Corp. 1.50% 2/15/2031	1,000	803
Comcast Corp. 4.65% 2/15/2033	15,640	15,729
Comcast Corp. 3.75% 4/1/2040	8,930	7,678
Comcast Corp. 2.80% 1/15/2051	16,416	11,104
Comcast Corp. 2.887% 11/1/2051	8,473	5,792
Diamond Sports Group, LLC 5.375% 8/15/2026[2,4]	3,500	197
DIRECTV Financing, LLC 5.875% 8/15/2027[2]	8,750	7,933
DISH Network Corp. 11.75% 11/15/2027[2]	14,925	14,493
Frontier Communications Holdings, LLC 6.00% 1/15/2030[2]	2,000	1,523
Gray Escrow II, Inc. 5.375% 11/15/2031[2]	5,925	3,941
Gray Television, Inc. 5.875% 7/15/2026[2]	1,682	1,457
Gray Television, Inc. 4.75% 10/15/2030[2]	8,393	5,581
Grupo Televisa, SAB 7.25% 5/14/2043	MXN 25,290	920
iHeartCommunications, Inc. 6.375% 5/1/2026	USD 8,475	7,487
Level 3 Communications, Inc. 3.875% 11/15/2029[2]	6,900	5,000
Level 3 Financing, Inc. 3.75% 7/15/2029[2]	3,053	1,632
Meta Platforms, Inc. 3.85% 8/15/2032	16,390	15,352
The Bond Fund of America — Page 21 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 4.45% 8/15/2052	USD 25,000	$22,022
Midas OpCo Holdings, LLC 5.625% 8/15/2029[2]	3,500	3,073
Netflix, Inc. 4.875% 4/15/2028	106,571	106,134
Netflix, Inc. 5.875% 11/15/2028	218,460	230,115
Netflix, Inc. 6.375% 5/15/2029	33,092	35,464
Netflix, Inc. 5.375% 11/15/2029[2]	111,252	113,129
Netflix, Inc. 4.875% 6/15/2030[2]	100,190	99,846
News Corp. 3.875% 5/15/2029[2]	6,000	5,338
News Corp. 5.125% 2/15/2032[2]	8,175	7,676
SBA Tower Trust 1.631% 11/15/2026[2]	62,772	55,055
Scripps Escrow II, Inc. 3.875% 1/15/2029[2]	7,921	6,225
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	4,300	3,698
Sirius XM Radio, Inc. 4.125% 7/1/2030[2]	8,000	6,549
Sirius XM Radio, Inc. 3.875% 9/1/2031[2]	5,000	3,892
Sprint Corp. 7.875% 9/15/2023	6,163	6,214
Sprint Corp. 7.125% 6/15/2024	10,010	10,185
Sprint Corp. 7.625% 2/15/2025	39,000	40,477
Sprint Corp. 6.875% 11/15/2028	5,000	5,378
Sprint Corp. 8.75% 3/15/2032	4,500	5,484
TEGNA, Inc. 5.00% 9/15/2029	8,500	7,357
Tencent Holdings, Ltd. 3.28% 4/11/2024[2]	15,000	14,737
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,086
Tencent Holdings, Ltd. 2.39% 6/3/2030[2]	30,000	25,428
Tencent Holdings, Ltd. 3.24% 6/3/2050[2]	14,870	9,783
Tencent Holdings, Ltd. 3.29% 6/3/2060[2]	10,000	6,260
T-Mobile US, Inc. 3.50% 4/15/2025	6,550	6,370
T-Mobile US, Inc. 1.50% 2/15/2026	4,900	4,479
T-Mobile US, Inc. 2.25% 2/15/2026	13,438	12,510
T-Mobile US, Inc. 2.625% 4/15/2026	61,189	57,169
T-Mobile US, Inc. 3.75% 4/15/2027	21,300	20,489
T-Mobile US, Inc. 4.75% 2/1/2028	4,566	4,512
T-Mobile US, Inc. 2.05% 2/15/2028	2,500	2,219
T-Mobile US, Inc. 4.95% 3/15/2028	4,796	4,844
T-Mobile US, Inc. 2.625% 2/15/2029	17,611	15,533
T-Mobile US, Inc. 2.40% 3/15/2029	6,204	5,408
T-Mobile US, Inc. 3.375% 4/15/2029	8,000	7,301
T-Mobile US, Inc. 3.875% 4/15/2030	18,318	17,202
T-Mobile US, Inc. 2.55% 2/15/2031	20,700	17,554
T-Mobile US, Inc. 2.875% 2/15/2031	38,764	33,481
T-Mobile US, Inc. 3.50% 4/15/2031	10,000	9,002
T-Mobile US, Inc. 2.70% 3/15/2032	14,779	12,458
T-Mobile US, Inc. 3.00% 2/15/2041	10,790	8,008
T-Mobile US, Inc. 3.30% 2/15/2051	7,931	5,648
T-Mobile US, Inc. 3.40% 10/15/2052	59,731	43,065
Verizon Communications, Inc. 3.00% 3/22/2027	1,287	1,224
Verizon Communications, Inc. 4.329% 9/21/2028	13,420	13,273
Verizon Communications, Inc. 3.875% 2/8/2029	2,071	2,003
Verizon Communications, Inc. 4.016% 12/3/2029	1,981	1,898
Verizon Communications, Inc. 1.68% 10/30/2030	32,196	26,004
Verizon Communications, Inc. 1.75% 1/20/2031	68,302	55,122
Verizon Communications, Inc. 2.55% 3/21/2031	333	284
Verizon Communications, Inc. 2.355% 3/15/2032	2,462	2,021
Verizon Communications, Inc. 2.65% 11/20/2040	37,696	26,946
Verizon Communications, Inc. 3.40% 3/22/2041	6,600	5,254
The Bond Fund of America — Page 22 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.85% 9/3/2041	USD 11,567	$8,482
Verizon Communications, Inc. 2.875% 11/20/2050	42,449	28,277
Verizon Communications, Inc. 3.55% 3/22/2051	300	229
Verizon Communications, Inc. 3.875% 3/1/2052	20,000	16,205
Videotron, Ltd. 5.375% 6/15/2024[2]	3,100	3,085
Virgin Media O2 4.25% 1/31/2031[2]	5,475	4,665
Virgin Media Secured Finance PLC 5.50% 5/15/2029[2]	5,000	4,662
Virgin Media Secured Finance PLC 4.50% 8/15/2030[2]	500	431
Vodafone Group PLC 4.25% 9/17/2050	14,575	11,927
VZ Secured Financing BV 5.00% 1/15/2032[2]	2,000	1,634
Warner Music Group 3.75% 12/1/2029[2]	5,000	4,435
Warner Music Group 3.00% 2/15/2031[2]	12,500	10,462
WarnerMedia Holdings, Inc. 3.428% 3/15/2024[2]	41,644	40,699
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[2]	19,418	18,770
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[2]	78,574	74,062
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[2]	8,369	7,791
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]	21,107	18,860
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	4,408	3,691
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]	24,560	19,927
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]	3,635	2,943
Ziggo Bond Finance BV 4.875% 1/15/2030[2]	6,000	5,121
ZipRecruiter, Inc. 5.00% 1/15/2030[2]	13,375	11,452
		2,167,406
Industrials 2.74%
ADT Corp. 4.875% 7/15/2032[2]	3,000	2,650
ADT Security Corp. 4.125% 8/1/2029[2]	3,000	2,679
Air Lease Corp. 0.80% 8/18/2024	17,900	16,705
Air Lease Corp. 2.875% 1/15/2026	25,208	23,521
Air Lease Corp. 2.20% 1/15/2027	21,674	19,224
Air Lease Corp. 5.30% 2/1/2028	26,000	25,681
Air Lease Corp. 2.10% 9/1/2028	13,775	11,492
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[2]	4,000	3,417
Autoridad del Canal de Panama 4.95% 7/29/2035[2]	5,500	5,119
Autoridad del Canal de Panama 4.95% 7/29/2035	1,025	954
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]	36,469	35,507
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]	35,436	31,531
Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]	9,306	8,760
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[2]	4,425	4,157
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]	16,000	14,215
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]	2,795	2,368
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[2]	20,000	16,710
Boeing Company 1.95% 2/1/2024	6,096	5,920
Boeing Company 2.80% 3/1/2024	3,485	3,399
Boeing Company 4.875% 5/1/2025	122,838	122,649
Boeing Company 2.75% 2/1/2026	166,889	158,459
Boeing Company 2.196% 2/4/2026	111,289	103,305
Boeing Company 3.10% 5/1/2026	1,626	1,541
Boeing Company 2.70% 2/1/2027	11,304	10,421
Boeing Company 5.04% 5/1/2027	56,328	56,774
Boeing Company 3.25% 2/1/2028	114,428	106,680
Boeing Company 3.25% 3/1/2028	10,176	9,395
Boeing Company 5.15% 5/1/2030	166,328	167,454
Boeing Company 3.625% 2/1/2031	20,694	18,976
The Bond Fund of America — Page 23 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 3.60% 5/1/2034	USD 6,790	$5,840
Boeing Company 3.25% 2/1/2035	2,022	1,653
Boeing Company 3.50% 3/1/2039	545	429
Boeing Company 5.705% 5/1/2040	11,044	11,184
Boeing Company 3.90% 5/1/2049	8,665	6,557
Boeing Company 3.75% 2/1/2050	4,934	3,744
Boeing Company 5.805% 5/1/2050	51,466	51,881
Boeing Company 5.93% 5/1/2060	2,000	2,002
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	5,327
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	36,427	27,892
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,425	1,000
BWX Technologies, Inc. 4.125% 6/30/2028[2]	1,675	1,510
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	12,512	11,349
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	35,180	30,477
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	15,462	12,378
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	39,192	28,123
Carrier Global Corp. 2.242% 2/15/2025	1,609	1,536
Carrier Global Corp. 2.493% 2/15/2027	1,332	1,238
Carrier Global Corp. 2.722% 2/15/2030	15,767	13,805
Carrier Global Corp. 3.377% 4/5/2040	15,500	12,342
Carrier Global Corp. 3.577% 4/5/2050	3,000	2,276
Clean Harbors, Inc. 4.875% 7/15/2027[2]	1,100	1,062
Clean Harbors, Inc. 5.125% 7/15/2029[2]	10,000	9,546
Clean Harbors, Inc. 6.375% 2/1/2031[2]	808	825
CSX Corp. 3.80% 3/1/2028	2,460	2,396
CSX Corp. 4.25% 3/15/2029	4,277	4,228
CSX Corp. 2.40% 2/15/2030	17,855	15,607
CSX Corp. 4.10% 11/15/2032	43,875	42,315
CSX Corp. 2.50% 5/15/2051	5,905	3,816
CSX Corp. 4.50% 11/15/2052	43,800	40,154
Delta Air Lines, Inc. 7.00% 5/1/2025[2]	2,750	2,821
Dun & Bradstreet Corp. 5.00% 12/15/2029[2]	16,863	14,620
Eaton Corp. 4.15% 3/15/2033	10,049	9,727
Eaton Corp. 4.70% 8/23/2052	3,545	3,414
ENA Master Trust 4.00% 5/19/2048[2]	8,154	6,162
General Dynamics Corp. 3.375% 5/15/2023	6,645	6,632
General Dynamics Corp. 3.50% 5/15/2025	8,025	7,872
General Dynamics Corp. 3.75% 5/15/2028	5,969	5,830
General Dynamics Corp. 3.625% 4/1/2030	5,879	5,632
General Dynamics Corp. 2.25% 6/1/2031	2,377	2,050
Honeywell International, Inc. 2.30% 8/15/2024	3,387	3,290
Honeywell International, Inc. 1.35% 6/1/2025	165	155
Honeywell International, Inc. 4.95% 2/15/2028	1,000	1,034
Honeywell International, Inc. 2.70% 8/15/2029	8,333	7,681
Honeywell International, Inc. 1.95% 6/1/2030	20,000	17,135
Honeywell International, Inc. 5.00% 2/15/2033	7,500	7,910
Howmet Aerospace, Inc. 5.95% 2/1/2037	29,000	29,252
Icahn Enterprises Finance Corp. 4.75% 9/15/2024	2,500	2,442
Icahn Enterprises Finance Corp. 6.25% 5/15/2026	5,200	5,122
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[2]	2,408	2,320
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	513	494
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[2]	2,810	2,456
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	2,212	1,933
Lockheed Martin Corp. 5.10% 11/15/2027	835	868
The Bond Fund of America — Page 24 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 1.85% 6/15/2030	USD 1,637	$1,390
Lockheed Martin Corp. 5.25% 1/15/2033	56,532	60,423
Lockheed Martin Corp. 5.70% 11/15/2054	25,385	28,961
Lockheed Martin Corp. 5.90% 11/15/2063	3,924	4,608
Masco Corp. 1.50% 2/15/2028	6,401	5,454
Masco Corp. 2.00% 2/15/2031	9,092	7,285
Masco Corp. 3.125% 2/15/2051	1,575	1,049
Mexico City Airport Trust 4.25% 10/31/2026	200	192
Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,554
Mexico City Airport Trust 3.875% 4/30/2028[2]	690	639
Mexico City Airport Trust 5.50% 10/31/2046	4,093	3,155
Mexico City Airport Trust 5.50% 7/31/2047	15,685	12,093
Mexico City Airport Trust 5.50% 7/31/2047[2]	4,796	3,698
Mileage Plus Holdings, LLC 6.50% 6/20/2027[2]	8,874	8,854
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]	16,872	15,965
Norfolk Southern Corp. 4.45% 3/1/2033	3,913	3,808
Norfolk Southern Corp. 3.05% 5/15/2050	1,558	1,083
Norfolk Southern Corp. 4.55% 6/1/2053	15,762	14,202
Northrop Grumman Corp. 2.93% 1/15/2025	15,040	14,570
Northrop Grumman Corp. 3.25% 1/15/2028	8,475	8,056
Northrop Grumman Corp. 4.70% 3/15/2033	40,342	40,780
Northrop Grumman Corp. 4.95% 3/15/2053	15,969	15,944
Otis Worldwide Corp. 2.056% 4/5/2025	21,882	20,665
Pitney Bowes, Inc. 6.875% 3/15/2027[2]	6,000	4,757
Prime Security Services Borrower, LLC 5.25% 4/15/2024[2]	2,500	2,475
Prime Security Services Borrower, LLC 5.75% 4/15/2026[2]	2,000	1,987
Prime Security Services Borrower, LLC 3.375% 8/31/2027[2]	3,100	2,782
Raytheon Technologies Corp. 3.20% 3/15/2024	10,380	10,200
Raytheon Technologies Corp. 2.25% 7/1/2030	3,750	3,215
Raytheon Technologies Corp. 1.90% 9/1/2031	18,072	14,767
Raytheon Technologies Corp. 2.375% 3/15/2032	7,474	6,291
Raytheon Technologies Corp. 5.15% 2/27/2033	23,579	24,552
Raytheon Technologies Corp. 2.82% 9/1/2051	3,750	2,607
Raytheon Technologies Corp. 3.03% 3/15/2052	7,000	5,076
Raytheon Technologies Corp. 5.375% 2/27/2053	3,475	3,663
Republic Services, Inc. 2.50% 8/15/2024	7,000	6,783
Republic Services, Inc. 4.875% 4/1/2029	7,000	7,080
Republic Services, Inc. 2.375% 3/15/2033	9,620	7,949
Republic Services, Inc. 5.00% 4/1/2034	3,374	3,440
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[2]	1,511	1,585
Rutas 2 and 7 Finance, Ltd. 0% 9/30/2036[2]	1,615	1,022
Spirit AeroSystems, Inc. 9.375% 11/30/2029[2]	4,569	4,992
Stericycle, Inc. 5.375% 7/15/2024[2]	5,000	4,967
Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/2031[2]	14,355	11,220
TransDigm, Inc. 6.25% 3/15/2026[2]	656	657
Triton Container International, Ltd. 1.15% 6/7/2024[2]	8,063	7,587
Triton Container International, Ltd. 3.15% 6/15/2031[2]	15,346	12,220
Union Pacific Corp. 3.15% 3/1/2024	5,705	5,609
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,200
Union Pacific Corp. 2.15% 2/5/2027	5,533	5,128
Union Pacific Corp. 2.40% 2/5/2030	9,549	8,407
Union Pacific Corp. 2.375% 5/20/2031	23,375	20,193
Union Pacific Corp. 2.80% 2/14/2032	16,869	14,824
Union Pacific Corp. 4.50% 1/20/2033	1,050	1,053
The Bond Fund of America — Page 25 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.891% 4/6/2036	USD 15,705	$12,989
Union Pacific Corp. 3.375% 2/14/2042	3,350	2,767
Union Pacific Corp. 4.30% 3/1/2049	3,000	2,711
Union Pacific Corp. 3.25% 2/5/2050	18,198	13,875
Union Pacific Corp. 2.95% 3/10/2052	7,956	5,678
Union Pacific Corp. 3.50% 2/14/2053	7,590	6,022
Union Pacific Corp. 3.95% 8/15/2059	11,880	9,768
United Technologies Corp. 3.65% 8/16/2023	464	460
United Technologies Corp. 3.95% 8/16/2025	17,415	17,221
United Technologies Corp. 3.125% 5/4/2027	1,000	949
United Technologies Corp. 4.125% 11/16/2028	6,320	6,235
United Technologies Corp. 4.50% 6/1/2042	1,375	1,305
Waste Management, Inc. 1.50% 3/15/2031	2,894	2,310
Waste Management, Inc. 4.15% 4/15/2032	5,866	5,689
WESCO Distribution, Inc. 7.125% 6/15/2025[2]	2,165	2,203
WESCO Distribution, Inc. 7.25% 6/15/2028[2]	4,355	4,476
		2,076,381
Energy 2.20%
Antero Resources Corp. 5.375% 3/1/2030[2]	5,735	5,341
Apache Corp. 4.25% 1/15/2030	9,050	8,267
Apache Corp. 6.00% 1/15/2037	6,135	5,714
Apache Corp. 5.10% 9/1/2040	4,860	4,126
Apache Corp. 4.75% 4/15/2043	15,000	11,283
Baker Hughes Holdings, LLC 2.061% 12/15/2026	3,145	2,850
BP Capital Markets America, Inc. 2.721% 1/12/2032	17,670	15,416
BP Capital Markets America, Inc. 2.772% 11/10/2050	451	306
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	10,500	10,328
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,543	4,247
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,484	8,132
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	1,798	1,562
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	179	162
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,801
Cenovus Energy, Inc. 4.25% 4/15/2027	43,338	42,132
Cenovus Energy, Inc. 5.25% 6/15/2037	2,189	2,071
Cenovus Energy, Inc. 5.40% 6/15/2047	21,405	19,943
Cenovus Energy, Inc. 3.75% 2/15/2052	4,199	3,064
Cheniere Energy Partners, LP 4.50% 10/1/2029	5,050	4,696
Cheniere Energy, Inc. 4.625% 10/15/2028	8,875	8,444
Cheniere Energy, Inc. 3.70% 11/15/2029	3,388	3,123
Chesapeake Energy Corp. 5.50% 2/1/2026[2]	1,405	1,384
Chesapeake Energy Corp. 5.875% 2/1/2029[2]	1,210	1,153
Chevron Corp. 2.954% 5/16/2026	25,490	24,559
Chevron Corp. 1.995% 5/11/2027	22,156	20,305
Chevron Corp. 2.236% 5/11/2030	20,643	18,261
Chevron Corp. 3.078% 5/11/2050	3,943	2,990
Chevron USA, Inc. 1.018% 8/12/2027	4,385	3,864
CNX Resources Corp. 7.25% 3/14/2027[2]	20	20
CNX Resources Corp. 6.00% 1/15/2029[2]	1,608	1,505
CNX Resources Corp. 7.375% 1/15/2031[2]	1,437	1,417
ConocoPhillips 3.80% 3/15/2052	25,404	21,072
Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[8]	1,430	846
Continental Resources, Inc. 2.875% 4/1/2032[2]	12,140	9,434
Crescent Energy Finance, LLC 9.25% 2/15/2028[2]	1,624	1,559
The Bond Fund of America — Page 26 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Devon Energy Corp. 5.25% 9/15/2024	USD 638	$640
Devon Energy Corp. 5.25% 10/15/2027	1,624	1,625
Devon Energy Corp. 5.875% 6/15/2028	1,347	1,373
Devon Energy Corp. 4.50% 1/15/2030	12,331	11,788
DT Midstream, Inc. 4.125% 6/15/2029[2]	5,685	4,991
DT Midstream, Inc. 4.375% 6/15/2031[2]	745	650
Ecopetrol SA 4.625% 11/2/2031	1,870	1,440
Ecopetrol SA 8.875% 1/13/2033	131,045	132,749
Ecopetrol SA 5.875% 5/28/2045	2,859	1,987
Enbridge, Inc. 4.00% 10/1/2023	10,100	10,025
Energy Transfer Partners, LP 4.50% 4/15/2024	2,975	2,940
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	12,000	8,983
Enterprise Products Operating, LLC 5.35% 1/31/2033	21,452	22,244
EQM Midstream Partners, LP 7.50% 6/1/2027[2]	2,168	2,179
EQM Midstream Partners, LP 5.50% 7/15/2028	8,300	7,549
EQM Midstream Partners, LP 4.50% 1/15/2029[2]	5,120	4,359
EQM Midstream Partners, LP 6.50% 7/15/2048	6,000	4,643
EQT Corp. 6.125% 2/1/2025[1]	5,812	5,852
EQT Corp. 3.90% 10/1/2027	11,000	10,350
EQT Corp. 5.70% 4/1/2028	8,267	8,266
EQT Corp. 5.00% 1/15/2029	1,175	1,116
EQT Corp. 7.25% 2/1/2030[1]	15,000	15,715
Equinor ASA 3.625% 9/10/2028	8,379	8,164
Equinor ASA 3.125% 4/6/2030	22,503	21,112
Equinor ASA 2.375% 5/22/2030	3,444	3,043
Equinor ASA 3.25% 11/18/2049	5,687	4,393
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	25,086
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,875
Exxon Mobil Corp. 3.452% 4/15/2051	31,658	25,252
Harvest Midstream I, LP 7.50% 9/1/2028[2]	1,988	1,985
Hilcorp Energy I, LP 5.75% 2/1/2029[2]	2,125	1,959
Hilcorp Energy I, LP 6.25% 4/15/2032[2]	9,000	8,335
Kinder Morgan, Inc. 5.20% 6/1/2033	35,461	35,257
Marathon Oil Corp. 4.40% 7/15/2027	5,755	5,580
MPLX, LP 4.95% 9/1/2032	104	102
MPLX, LP 4.95% 3/14/2052	28	24
Murphy Oil Corp. 6.375% 7/15/2028	8,741	8,621
Murphy Oil Corp. 6.125% 12/1/2042[1]	1,395	1,158
Murphy Oil USA, Inc. 3.75% 2/15/2031[2]	10,160	8,570
MV24 Capital BV 6.748% 6/1/2034[2]	1,700	1,568
New Fortress Energy, Inc. 6.50% 9/30/2026[2]	6,595	6,073
NGL Energy Operating, LLC 7.50% 2/1/2026[2]	6,555	6,331
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	40,160
Occidental Petroleum Corp. 6.45% 9/15/2036	5,000	5,263
Occidental Petroleum Corp. 4.20% 3/15/2048	4,250	3,300
Oleoducto Central SA 4.00% 7/14/2027[2]	9,840	8,424
Oleoducto Central SA 4.00% 7/14/2027	9,063	7,759
ONEOK, Inc. 5.85% 1/15/2026	4,819	4,893
Petróleos Mexicanos 4.625% 9/21/2023	1,138	1,130
Petróleos Mexicanos 4.875% 1/18/2024	13,051	12,884
Petróleos Mexicanos 4.25% 1/15/2025	240	227
Petróleos Mexicanos 6.875% 10/16/2025	69,634	68,947
Petróleos Mexicanos 4.50% 1/23/2026	9,922	9,101
The Bond Fund of America — Page 27 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 8/4/2026	USD 113,002	$107,385
Petróleos Mexicanos 6.49% 1/23/2027	33,098	30,039
Petróleos Mexicanos 6.50% 3/13/2027	89,478	81,395
Petróleos Mexicanos 6.50% 1/23/2029	7,061	6,076
Petróleos Mexicanos 8.75% 6/2/2029	46,734	43,508
Petróleos Mexicanos 6.84% 1/23/2030	5,122	4,250
Petróleos Mexicanos 5.95% 1/28/2031	29,987	22,972
Petróleos Mexicanos 6.70% 2/16/2032	83,587	66,599
Petróleos Mexicanos 7.69% 1/23/2050	19,000	13,422
Phillips 66 3.85% 4/9/2025	1,253	1,227
Pioneer Natural Resources Company 1.125% 1/15/2026	238	216
PTT Exploration and Production PCL 2.587% 6/10/2027[2]	7,780	7,092
Qatar Energy 1.375% 9/12/2026[2]	45,305	40,956
Qatar Energy 2.25% 7/12/2031[2]	47,287	40,239
Qatar Energy 2.25% 7/12/2031	8,000	6,808
Qatar Energy 3.125% 7/12/2041[2]	36,626	28,683
Qatar Energy 3.30% 7/12/2051[2]	6,065	4,535
SA Global Sukuk, Ltd. 1.602% 6/17/2026[2]	15,160	13,882
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	8,430	8,452
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	1,959	1,891
Saudi Arabian Oil Co. 1.625% 11/24/2025[2]	2,980	2,764
Saudi Arabian Oil Co. 3.50% 4/16/2029[2]	4,835	4,525
Saudi Arabian Oil Co. 2.25% 11/24/2030	8,900	7,526
Saudi Arabian Oil Co. 4.375% 4/16/2049[2]	1,325	1,142
Shell International Finance BV 3.50% 11/13/2023	7,500	7,437
Shell International Finance BV 2.00% 11/7/2024	3,250	3,125
Shell International Finance BV 3.875% 11/13/2028	6,720	6,630
Shell International Finance BV 2.375% 11/7/2029	9,441	8,380
Shell International Finance BV 2.75% 4/6/2030	23,580	21,519
Shell International Finance BV 3.25% 4/6/2050	4,675	3,572
Shell International Finance BV 3.00% 11/26/2051	7,174	5,179
Sinopec Group Overseas Development (2018), Ltd. 1.45% 1/8/2026[2]	10,500	9,614
Sinopec Group Overseas Development (2018), Ltd. 2.30% 1/8/2031[2]	11,940	10,293
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[2]	27,125	19,110
Southwestern Energy Co. 5.70% 1/23/2025[1]	880	881
Southwestern Energy Co. 8.375% 9/15/2028	1,300	1,368
Southwestern Energy Co. 4.75% 2/1/2032	12,000	10,613
Sunoco, LP 6.00% 4/15/2027	4,210	4,162
Sunoco, LP 4.50% 5/15/2029	5,215	4,793
Tallgrass Energy Partners, LP 7.50% 10/1/2025[2]	1,370	1,371
Targa Resources Partners, LP 6.875% 1/15/2029	6,000	6,121
Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,471
Targa Resources Partners, LP 4.875% 2/1/2031	2,190	2,052
Total Capital International 3.455% 2/19/2029	4,700	4,486
Total Capital International 2.829% 1/10/2030	10,340	9,439
Total Capital International 3.461% 7/12/2049	2,600	2,064
Total Capital International 3.127% 5/29/2050	6,238	4,632
TransCanada PipeLines, Ltd. 4.10% 4/15/2030	16,811	15,780
TransCanada PipeLines, Ltd. 5.10% 3/15/2049	4,630	4,311
Transportadora de Gas Peru SA 4.25% 4/30/2028[2]	2,535	2,431
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[2]	12,000	10,094
Weatherford International, Ltd. 6.50% 9/15/2028[2]	3,000	3,008
Western Gas Partners, LP 5.30% 3/1/2048	2,000	1,698
Western Midstream Operating, LP 3.35% 2/1/2025[1]	8,964	8,569
The Bond Fund of America — Page 28 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.30% 2/1/2030[1]	USD 6,606	$6,020
Western Midstream Operating, LP 6.15% 4/1/2033	2,349	2,384
Western Midstream Operating, LP 5.50% 2/1/2050[1]	15,036	12,781
		1,668,389
Consumer staples 1.55%
7-Eleven, Inc. 0.95% 2/10/2026[2]	14,555	13,094
7-Eleven, Inc. 1.30% 2/10/2028[2]	10,474	8,920
7-Eleven, Inc. 1.80% 2/10/2031[2]	76,302	60,507
7-Eleven, Inc. 2.80% 2/10/2051[2]	8,505	5,480
Albertsons Companies, Inc. 3.50% 3/15/2029[2]	8,727	7,601
Altria Group, Inc. 4.40% 2/14/2026	7,928	7,872
Altria Group, Inc. 3.40% 5/6/2030	7,553	6,722
Altria Group, Inc. 2.45% 2/4/2032	6,000	4,728
Altria Group, Inc. 4.50% 5/2/2043	100	80
Altria Group, Inc. 3.875% 9/16/2046	5,690	4,102
Altria Group, Inc. 5.95% 2/14/2049	20,169	19,112
Altria Group, Inc. 4.45% 5/6/2050	12,536	9,370
Altria Group, Inc. 3.70% 2/4/2051	21,006	14,200
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	33,000	32,292
Anheuser-Busch InBev NV 4.00% 4/13/2028	2,000	1,979
Anheuser-Busch InBev NV 4.75% 1/23/2029	46,001	47,003
Anheuser-Busch InBev NV 3.50% 6/1/2030	2,455	2,316
Anheuser-Busch InBev NV 4.90% 1/23/2031	3,000	3,093
Anheuser-Busch InBev NV 5.45% 1/23/2039	10,000	10,512
Anheuser-Busch InBev NV 4.60% 4/15/2048	9,275	8,762
Anheuser-Busch InBev NV 4.439% 10/6/2048	1,155	1,055
Anheuser-Busch InBev NV 5.55% 1/23/2049	2,979	3,198
Anheuser-Busch InBev NV 4.50% 6/1/2050	14,083	13,210
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]	20,022	19,479
British American Tobacco International Finance PLC 1.668% 3/25/2026	17,162	15,628
British American Tobacco PLC 3.222% 8/15/2024	41,000	39,780
British American Tobacco PLC 3.215% 9/6/2026	8,750	8,249
British American Tobacco PLC 3.557% 8/15/2027	47,438	44,131
British American Tobacco PLC 4.448% 3/16/2028	18,500	17,601
British American Tobacco PLC 2.259% 3/25/2028	32,106	27,550
British American Tobacco PLC 3.462% 9/6/2029	960	849
British American Tobacco PLC 2.726% 3/25/2031	20,000	16,226
British American Tobacco PLC 4.742% 3/16/2032	17,000	15,804
British American Tobacco PLC 4.39% 8/15/2037	35,260	28,801
British American Tobacco PLC 3.734% 9/25/2040	6,566	4,700
British American Tobacco PLC 4.54% 8/15/2047	29,870	22,284
British American Tobacco PLC 4.758% 9/6/2049	15,413	11,845
British American Tobacco PLC 3.984% 9/25/2050	29,171	20,085
British American Tobacco PLC 5.65% 3/16/2052	2,782	2,447
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,172
Coca-Cola FEMSA, SAB de CV, 1.85% 9/1/2032	5,500	4,288
Conagra Brands, Inc. 4.30% 5/1/2024	22,027	21,813
Conagra Brands, Inc. 4.60% 11/1/2025	11,234	11,093
Conagra Brands, Inc. 1.375% 11/1/2027	7,157	6,147
Conagra Brands, Inc. 5.30% 11/1/2038	738	723
Conagra Brands, Inc. 5.40% 11/1/2048	11,634	11,408
Constellation Brands, Inc. 4.35% 5/9/2027	5,757	5,682
Constellation Brands, Inc. 3.60% 2/15/2028	1,650	1,571
The Bond Fund of America — Page 29 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.875% 5/1/2030	USD 26,447	$23,213
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	4,893
Constellation Brands, Inc. 4.75% 5/9/2032	19,010	18,795
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	828
Coty, Inc. 4.75% 1/15/2029[2]	275	257
Darling Ingredients, Inc. 5.25% 4/15/2027[2]	6,000	5,855
Darling Ingredients, Inc. 6.00% 6/15/2030[2]	755	753
Imperial Tobacco Finance PLC 6.125% 7/27/2027[2]	10,150	10,424
InRetail Consumer 3.25% 3/22/2028[2]	5,400	4,675
JBS USA Lux SA 2.50% 1/15/2027[2]	32,544	28,939
JBS USA Lux SA 3.00% 2/2/2029[2]	22,321	19,072
JBS USA Lux SA 5.50% 1/15/2030[2]	2,375	2,269
JBS USA Lux SA 3.625% 1/15/2032[2]	10,401	8,630
JBS USA Lux SA 3.00% 5/15/2032[2]	18,250	14,314
JBS USA Lux SA 5.75% 4/1/2033[2]	48,717	46,647
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,016
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,335
Kimberly-Clark de México, SAB de CV, 2.431% 7/1/2031[2]	2,510	2,089
Kraft Heinz Company 3.00% 6/1/2026	2,599	2,484
Kraft Heinz Company 4.375% 6/1/2046	16,000	13,953
Nestlé Holdings, Inc. 0.625% 1/15/2026[2]	11,004	9,975
Nestlé Holdings, Inc. 1.15% 1/14/2027[2]	6,437	5,733
Nestlé Holdings, Inc. 1.875% 9/14/2031[2]	10,000	8,356
Nestlé Holdings, Inc. 2.625% 9/14/2051[2]	9,116	6,373
PepsiCo, Inc. 1.625% 5/1/2030	6,401	5,420
PepsiCo, Inc. 1.40% 2/25/2031	5,307	4,372
PepsiCo, Inc. 1.95% 10/21/2031	36,236	30,617
PepsiCo, Inc. 2.75% 10/21/2051	2,067	1,522
Philip Morris International, Inc. 1.50% 5/1/2025	274	256
Philip Morris International, Inc. 5.00% 11/17/2025	32,200	32,468
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,644
Philip Morris International, Inc. 0.875% 5/1/2026	4,736	4,249
Philip Morris International, Inc. 5.125% 11/17/2027	16,175	16,563
Philip Morris International, Inc. 3.375% 8/15/2029	6,052	5,607
Philip Morris International, Inc. 5.625% 11/17/2029	18,281	19,111
Philip Morris International, Inc. 5.125% 2/15/2030	6,873	6,964
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,092
Philip Morris International, Inc. 1.75% 11/1/2030	5,476	4,404
Philip Morris International, Inc. 5.75% 11/17/2032	32,126	33,736
Philip Morris International, Inc. 5.375% 2/15/2033	16,980	17,359
Philip Morris International, Inc. 4.125% 3/4/2043	4,445	3,631
Philip Morris International, Inc. 4.875% 11/15/2043	8,500	7,726
Philip Morris International, Inc. 4.25% 11/10/2044	1,009	841
Procter & Gamble Company 0.55% 10/29/2025	4,261	3,906
Procter & Gamble Company 1.00% 4/23/2026	1,229	1,125
Procter & Gamble Company 3.95% 1/26/2028	18,289	18,383
Procter & Gamble Company 3.00% 3/25/2030	1,183	1,110
Procter & Gamble Company 1.20% 10/29/2030	4,005	3,275
PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031	17,570	14,674
PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051	4,185	3,035
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[2]	4,305	4,194
Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,417
Reynolds American, Inc. 4.75% 11/1/2042	2,500	1,998
Reynolds American, Inc. 5.85% 8/15/2045	8,242	7,443
The Bond Fund of America — Page 30 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Target Corp. 4.80% 1/15/2053	USD 7,921	$7,790
Wal-Mart Stores, Inc. 4.15% 9/9/2032	3,836	3,869
Wal-Mart Stores, Inc. 4.50% 9/9/2052	3,210	3,212
		1,179,455
Information technology 0.87%
Adobe, Inc. 1.90% 2/1/2025	647	619
Adobe, Inc. 2.30% 2/1/2030	6,009	5,340
Analog Devices, Inc. 1.70% 10/1/2028	11,643	10,131
Analog Devices, Inc. 2.10% 10/1/2031	22,799	19,210
Analog Devices, Inc. 2.80% 10/1/2041	2,973	2,272
Analog Devices, Inc. 2.95% 10/1/2051	18,184	13,344
Apple, Inc. 0.55% 8/20/2025	9,000	8,296
Apple, Inc. 0.70% 2/8/2026	10,435	9,499
Apple, Inc. 3.25% 8/8/2029	1,318	1,262
Apple, Inc. 3.35% 8/8/2032	73,769	69,609
Apple, Inc. 2.375% 2/8/2041	4,625	3,466
Apple, Inc. 2.65% 2/8/2051	3,000	2,105
Apple, Inc. 2.70% 8/5/2051	4,500	3,175
Apple, Inc. 3.95% 8/8/2052	38,907	34,924
Apple, Inc. 2.55% 8/20/2060	2,444	1,616
Black Knight, Inc. 3.625% 9/1/2028[2]	3,200	2,916
Broadcom Corp. 3.625% 1/15/2024	270	266
Broadcom Corp. 3.875% 1/15/2027	12,874	12,453
Broadcom, Inc. 1.95% 2/15/2028[2]	373	325
Broadcom, Inc. 4.00% 4/15/2029[2]	9,452	8,850
Broadcom, Inc. 4.75% 4/15/2029	537	531
Broadcom, Inc. 4.15% 11/15/2030	36,500	33,865
Broadcom, Inc. 4.15% 4/15/2032[2]	14,602	13,312
Broadcom, Inc. 3.469% 4/15/2034[2]	91,058	74,855
Broadcom, Inc. 3.137% 11/15/2035[2]	4,003	3,082
Broadcom, Inc. 3.187% 11/15/2036[2]	42,471	32,221
Broadcom, Inc. 4.926% 5/15/2037[2]	4,025	3,664
Broadcom, Inc. 3.50% 2/15/2041[2]	11,842	8,943
Broadcom, Inc. 3.75% 2/15/2051[2]	5,032	3,714
CDW, LLC 4.125% 5/1/2025	5,275	5,123
Gartner, Inc. 4.50% 7/1/2028[2]	1,850	1,758
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	5,065
Imola Merger Corp. 4.75% 5/15/2029[2]	2,500	2,239
Intel Corp. 4.875% 2/10/2028	2,311	2,349
Intel Corp. 5.20% 2/10/2033	22,395	22,823
Intel Corp. 5.625% 2/10/2043	2,993	3,070
Intel Corp. 5.70% 2/10/2053	2,615	2,672
Intel Corp. 5.90% 2/10/2063	2,970	3,061
Microsoft Corp. 2.40% 8/8/2026	21,100	20,092
Microsoft Corp. 3.30% 2/6/2027	18,325	17,989
NCR Corp. 5.25% 10/1/2030[2]	7,250	5,925
Open Text Corp. 3.875% 2/15/2028[2]	6,500	5,809
Oracle Corp. 5.80% 11/10/2025	5,073	5,202
Oracle Corp. 2.30% 3/25/2028	1,269	1,136
Oracle Corp. 3.60% 4/1/2050	55,665	39,540
Oracle Corp. 3.95% 3/25/2051	3,629	2,736
salesforce.com, inc. 1.95% 7/15/2031	16,600	13,909
salesforce.com, inc. 2.70% 7/15/2041	4,875	3,666
The Bond Fund of America — Page 31 of 76

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
salesforce.com, inc. 2.90% 7/15/2051	USD 4,828	$3,429
salesforce.com, inc. 3.05% 7/15/2061	4,060	2,791
ServiceNow, Inc. 1.40% 9/1/2030	72,310	58,284
SK hynix, Inc. 1.50% 1/19/2026[2]	19,275	17,136
SK hynix, Inc. 2.375% 1/19/2031[2]	9,830	7,366
TSMC Global, Ltd. 4.375% 7/22/2027[2]	5,217	5,236
TSMC Global, Ltd. 4.625% 7/22/2032[2]	5,913	5,965
Unisys Corp. 6.875% 11/1/2027[2]	1,700	1,086
VeriSign, Inc. 2.70% 6/15/2031	9,426	7,998
Xerox Corp. 5.50% 8/15/2028[2]	6,000	5,199
		662,519
Real estate 0.77%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	1,647	1,581
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	95
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,758
American Tower Corp. 3.65% 3/15/2027	3,428	3,259
American Tower Corp. 2.70% 4/15/2031	5,000	4,197
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[2]	2,490	2,014
Corporate Office Properties, LP 2.25% 3/15/2026	14,337	12,671
Corporate Office Properties, LP 2.00% 1/15/2029	6,408	4,988
Corporate Office Properties, LP 2.75% 4/15/2031	13,897	10,310
Corporate Office Properties, LP 2.90% 12/1/2033	3,302	2,307
Crown Castle, Inc. 5.00% 1/11/2028	34,366	34,658
Equinix, Inc. 2.625% 11/18/2024	40,151	38,668
Equinix, Inc. 1.25% 7/15/2025	9,870	9,050
Equinix, Inc. 1.45% 5/15/2026	5,950	5,357
Equinix, Inc. 2.90% 11/18/2026	17,754	16,521
Equinix, Inc. 1.80% 7/15/2027	2,871	2,500
Equinix, Inc. 1.55% 3/15/2028	10,115	8,574
Equinix, Inc. 2.00% 5/15/2028	1,318	1,128
Equinix, Inc. 3.20% 11/18/2029	22,157	19,794
Equinix, Inc. 2.15% 7/15/2030	25,754	21,074
Equinix, Inc. 2.50% 5/15/2031	15,654	12,900
Equinix, Inc. 3.90% 4/15/2032	7,430	6,762
Equinix, Inc. 3.00% 7/15/2050	6,128	4,007
Equinix, Inc. 2.95% 9/15/2051	400	257
Equinix, Inc. 3.40% 2/15/2052	8,099	5,696
Essex Portfolio, LP 3.25% 5/1/2023	1,075	1,073
Essex Portfolio, LP 3.875% 5/1/2024	5,500	5,426
Extra Space Storage, LP 5.70% 4/1/2028	5,616	5,658
Extra Space Storage, LP 2.35% 3/15/2032	2,278	1,793
FibraSOMA 4.375% 7/22/2031[2]	8,260	6,108
Forestar Group, Inc. 3.85% 5/15/2026[2]	3,815	3,437
Forestar Group, Inc. 5.00% 3/1/2028[2]	2,000	1,793
Hospitality Properties Trust 4.50% 3/15/2025	6,875	6,326
Hospitality Properties Trust 3.95% 1/15/2028	100	78
Howard Hughes Corp. 5.375% 8/1/2028[2]	7,525	6,864
Howard Hughes Corp. 4.125% 2/1/2029[2]	1,925	1,633
Howard Hughes Corp. 4.375% 2/1/2031[2]	6,265	5,051
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	4,513	3,788
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,088	836
Iron Mountain, Inc. 4.875% 9/15/2027[2]	1,605	1,519
Iron Mountain, Inc. 5.25% 3/15/2028[2]	12,959	12,362
The Bond Fund of America — Page 32 of 76

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 4.875% 9/15/2029[2]	USD 8,367	$7,529
Iron Mountain, Inc. 5.25% 7/15/2030[2]	7,950	7,176
Iron Mountain, Inc. 4.50% 2/15/2031[2]	8,750	7,528
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,325	1,851
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	5,870	4,313
KRC Interim Corp. 2.70% 3/1/2024	16,980	16,499
KRC Interim Corp. 3.30% 2/1/2025	5,000	4,811
Omega Healthcare Investors, Inc. 4.375% 8/1/2023	433	430
Piedmont Operating Partnership, LP 3.40% 6/1/2023	2,800	2,773
Piedmont Operating Partnership, LP 4.45% 3/15/2024	3,000	2,837
Prologis, LP 4.75% 6/15/2033	19,446	19,339
Prologis, LP 5.25% 6/15/2053	826	828
Public Storage 1.95% 11/9/2028	5,850	5,142
Public Storage 2.30% 5/1/2031	22,729	19,081
Scentre Group 3.50% 2/12/2025[2]	5,950	5,770
Sun Communities Operating, LP 2.30% 11/1/2028	3,349	2,862
Sun Communities Operating, LP 2.70% 7/15/2031	24,863	20,140
Sun Communities Operating, LP 4.20% 4/15/2032	4,115	3,681
VICI Properties, LP 3.50% 2/15/2025[2]	2,675	2,538
VICI Properties, LP 4.375% 5/15/2025	4,312	4,179
VICI Properties, LP 4.625% 6/15/2025[2]	3,475	3,364
VICI Properties, LP 4.25% 12/1/2026[2]	5,700	5,324
VICI Properties, LP 4.75% 2/15/2028	27,430	26,029
VICI Properties, LP 3.875% 2/15/2029[2]	2,835	2,524
VICI Properties, LP 4.625% 12/1/2029[2]	715	651
VICI Properties, LP 4.95% 2/15/2030	27,015	25,377
VICI Properties, LP 4.125% 8/15/2030[2]	2,500	2,210
VICI Properties, LP 5.125% 5/15/2032	66,704	62,905
VICI Properties, LP 5.625% 5/15/2052	2,370	2,137
VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/2024[2]	3,885	3,856
VICI Properties, LP / VICI Note Co., Inc. 4.50% 1/15/2028[2]	6,770	6,278
WEA Finance, LLC 3.75% 9/17/2024[2]	2,480	2,351
Westfield Corp., Ltd. 3.50% 6/15/2029[2]	6,247	5,244
		581,428
Materials 0.54%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,820
Alpek, SAB de CV, 3.25% 2/25/2031[2]	5,000	4,047
ArcelorMittal 7.00% 10/15/2039	3,250	3,421
ArcelorMittal 6.75% 3/1/2041	2,780	2,823
Ardagh Packaging Finance PLC 5.25% 4/30/2025[2]	3,640	3,589
Ardagh Packaging Finance PLC 4.125% 8/15/2026[2]	2,500	2,335
Ball Corp. 4.00% 11/15/2023	6,000	5,935
Berry Global Escrow Corp. 4.875% 7/15/2026[2]	9,875	9,635
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	8,600	8,666
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	23,380	23,689
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	7,409	7,563
Braskem Idesa SAPI 7.45% 11/15/2029[2]	1,540	1,238
Braskem Netherlands Finance BV 4.50% 1/31/2030[2]	4,600	3,911
Braskem Netherlands Finance BV 7.25% 2/13/2033[2]	4,765	4,583
Braskem SA 5.875% 1/31/2050[2]	4,000	3,008
Celanese US Holdings, LLC 6.165% 7/15/2027	19,250	19,387
Celanese US Holdings, LLC 6.33% 7/15/2029	2,583	2,614
Celanese US Holdings, LLC 6.379% 7/15/2032	15,962	16,199
The Bond Fund of America — Page 33 of 76

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Chevron Phillips Chemical Co., LLC 3.30% 5/1/2023[2]	USD 6,630	$6,621
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[2]	12,450	12,687
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[2]	4,175	3,835
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[2]	2,825	2,571
Corp. Nacional Del Cobre De Chile 5.125% 2/2/2033[2]	7,360	7,440
Crown Holdings, Inc. 4.25% 9/30/2026	4,000	3,839
Dow Chemical Co. 4.55% 11/30/2025	33	33
Dow Chemical Co. 4.80% 11/30/2028	4,000	4,026
Dow Chemical Co. 5.55% 11/30/2048	6,500	6,404
Dow Chemical Co. 4.80% 5/15/2049	8,255	7,348
Dow Chemical Co. 3.60% 11/15/2050	4,521	3,389
Freeport-McMoRan, Inc. 5.40% 11/14/2034	1,450	1,423
Freeport-McMoRan, Inc. 5.45% 3/15/2043	2,566	2,403
Fresnillo PLC 4.25% 10/2/2050[2]	9,516	7,168
Graphic Packaging International, Inc. 3.50% 3/15/2028[2]	8,000	7,329
Industrias Peñoles, SAB de CV, 4.75% 8/6/2050[2]	6,090	4,778
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	5,000	4,476
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	7,940	6,746
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	23,852	19,159
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[2]	4,500	3,209
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	10,710	7,295
Linde, Inc. 4.70% 12/5/2025	7,500	7,544
LYB International Finance III, LLC 4.20% 10/15/2049	1,740	1,363
LYB International Finance III, LLC 3.625% 4/1/2051	3,003	2,139
Methanex Corp. 5.125% 10/15/2027	13,150	12,408
Methanex Corp. 5.25% 12/15/2029	1,125	1,053
Methanex Corp. 5.65% 12/1/2044	1,000	824
Mineral Resources, Ltd. 8.00% 11/1/2027[2]	5,475	5,637
Nova Chemicals Corp. 4.875% 6/1/2024[2]	2,000	1,975
Nova Chemicals Corp. 5.25% 6/1/2027[2]	7,500	6,847
Nova Chemicals Corp. 4.25% 5/15/2029[2]	5,535	4,531
Nutrien, Ltd. 5.90% 11/7/2024	4,503	4,569
Nutrien, Ltd. 4.90% 3/27/2028	4,011	4,013
Nutrien, Ltd. 4.20% 4/1/2029	500	482
Nutrien, Ltd. 5.00% 4/1/2049	3,850	3,539
Nutrien, Ltd. 5.80% 3/27/2053	2,844	2,933
OCI NV 6.70% 3/16/2033[2]	13,796	13,777
Olin Corp. 5.625% 8/1/2029	2,500	2,412
POSCO 5.75% 1/17/2028[2]	5,195	5,365
POSCO 5.875% 1/17/2033[2]	630	673
Praxair, Inc. 1.10% 8/10/2030	9,983	7,975
Praxair, Inc. 2.00% 8/10/2050	5,829	3,471
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	3,100	3,190
Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	3,300	3,403
Sherwin-Williams Company 3.125% 6/1/2024	7,250	7,091
Sherwin-Williams Company 3.45% 6/1/2027	2,862	2,740
Sherwin-Williams Company 2.95% 8/15/2029	5,150	4,627
Sherwin-Williams Company 2.30% 5/15/2030	2,771	2,353
Sherwin-Williams Company 3.80% 8/15/2049	1,750	1,364
Sherwin-Williams Company 3.30% 5/15/2050	1,700	1,204
Sherwin-Williams Company 2.90% 3/15/2052	2,500	1,611
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,355
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	8,930	7,971
Summit Materials, LLC 5.25% 1/15/2029[2]	4,160	3,937
The Bond Fund of America — Page 34 of 76

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Suzano Austria GmbH 6.00% 1/15/2029	USD 1,900	$1,916
Suzano Austria GmbH 3.75% 1/15/2031	6,660	5,801
Tronox, Ltd. 4.625% 3/15/2029[2]	6,000	5,031
Westlake Chemical Corp. 5.00% 8/15/2046	5,265	4,592
Westlake Chemical Corp. 4.375% 11/15/2047	1,110	890
		407,248
Municipals 0.01%
Aeropuerto International de Tocume SA 4.00% 8/11/2041[2]	4,100	3,278
Aeropuerto International de Tocume SA 5.125% 8/11/2061[2]	3,180	2,476
		5,754
Total corporate bonds, notes & loans		24,232,737
U.S. Treasury bonds & notes 31.26% U.S. Treasury 27.89%
U.S. Treasury 0.125% 4/30/2023	15,679	15,630
U.S. Treasury 0.125% 5/15/2023	40,000	39,794
U.S. Treasury 1.75% 5/15/2023	3,100	3,090
U.S. Treasury 2.75% 5/31/2023	25,000	24,923
U.S. Treasury 2.625% 6/30/2023	15,000	14,929
U.S. Treasury 0.25% 9/30/2023	8,377	8,198
U.S. Treasury 0.375% 10/31/2023	183,176	178,668
U.S. Treasury 0.25% 11/15/2023	200,000	194,535
U.S. Treasury 0.50% 11/30/2023	948,180	922,436
U.S. Treasury 2.125% 11/30/2023	16,428	16,156
U.S. Treasury 0.125% 12/15/2023	147,247	142,663
U.S. Treasury 0.75% 12/31/2023	20,000	19,420
U.S. Treasury 2.25% 12/31/2023	176,637	173,470
U.S. Treasury 0.125% 1/15/2024	60,000	57,888
U.S. Treasury 0.875% 1/31/2024	31,719	30,723
U.S. Treasury 1.50% 2/29/2024	100,652	97,844
U.S. Treasury 2.375% 2/29/2024	67,233	65,833
U.S. Treasury 0.25% 3/15/2024	200	192
U.S. Treasury 2.125% 3/31/2024	105,265	102,734
U.S. Treasury 2.25% 3/31/2024	300,000	293,073
U.S. Treasury 0.375% 4/15/2024	87,853	84,099
U.S. Treasury 2.00% 4/30/2024	19,000	18,481
U.S. Treasury 2.25% 4/30/2024	170,633	166,434
U.S. Treasury 0.25% 5/15/2024	67,565	64,446
U.S. Treasury 2.50% 5/15/2024	4,000	3,913
U.S. Treasury 2.00% 5/31/2024	344,583	334,997
U.S. Treasury 1.75% 6/30/2024	40,000	38,709
U.S. Treasury 2.00% 6/30/2024	138,000	133,934
U.S. Treasury 3.00% 7/31/2024	78,000	76,605
U.S. Treasury 0.375% 8/15/2024	11,802	11,181
U.S. Treasury 3.25% 8/31/2024	165,756	163,270
U.S. Treasury 0.375% 9/15/2024	5,120	4,839
U.S. Treasury 1.50% 9/30/2024	130,000	124,747
U.S. Treasury 2.125% 9/30/2024	8,000	7,750
U.S. Treasury 0.625% 10/15/2024	7,484	7,080
U.S. Treasury 1.50% 10/31/2024	8,200	7,857
U.S. Treasury 0.75% 11/15/2024	2,992	2,829
U.S. Treasury 1.50% 11/30/2024	1,000	957
The Bond Fund of America — Page 35 of 76

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 11/30/2024	USD 18,000	$17,400
U.S. Treasury 1.00% 12/15/2024	6,466	6,129
U.S. Treasury 2.25% 12/31/2024	3,000	2,903
U.S. Treasury 4.25% 12/31/2024	1,593,843	1,595,538
U.S. Treasury 4.125% 1/31/2025	663,419	663,318
U.S. Treasury 1.50% 2/15/2025	6,214	5,922
U.S. Treasury 2.75% 2/28/2025[9]	552,926	539,470
U.S. Treasury 4.625% 2/28/2025	1,787,541	1,805,055
U.S. Treasury 2.625% 3/31/2025	100,126	97,463
U.S. Treasury 3.875% 3/31/2025	2,003	1,997
U.S. Treasury 0.25% 5/31/2025	1,000	923
U.S. Treasury 2.875% 5/31/2025	252,175	246,262
U.S. Treasury 2.875% 6/15/2025	6,776	6,618
U.S. Treasury 3.00% 7/15/2025	31,177	30,518
U.S. Treasury 3.125% 8/15/2025	94,500	92,758
U.S. Treasury 3.00% 9/30/2025	380	372
U.S. Treasury 4.25% 10/15/2025	6,818	6,872
U.S. Treasury 3.00% 10/31/2025	26,469	25,896
U.S. Treasury 4.50% 11/15/2025	147,689	149,911
U.S. Treasury 0.375% 11/30/2025	622,200	567,787
U.S. Treasury 4.00% 12/15/2025	162,536	163,198
U.S. Treasury 2.625% 12/31/2025	822	796
U.S. Treasury 3.875% 1/15/2026	10,870	10,875
U.S. Treasury 0.375% 1/31/2026	314,645	285,753
U.S. Treasury 4.00% 2/15/2026	118,390	118,890
U.S. Treasury 0.50% 2/28/2026	57,184	51,991
U.S. Treasury 4.625% 3/15/2026	51,852	53,037
U.S. Treasury 2.25% 3/31/2026	8,000	7,656
U.S. Treasury 0.75% 4/30/2026	418,700	381,890
U.S. Treasury 0.75% 5/31/2026	1,245	1,133
U.S. Treasury 0.875% 6/30/2026	2,566	2,341
U.S. Treasury 0.75% 8/31/2026	142,738	129,073
U.S. Treasury 0.875% 9/30/2026	4,857	4,401
U.S. Treasury 1.125% 10/31/2026	9,046	8,255
U.S. Treasury 2.00% 11/15/2026	15,600	14,675
U.S. Treasury 1.25% 11/30/2026	188,000	172,072
U.S. Treasury 1.625% 11/30/2026	— [6]	— [6]
U.S. Treasury 1.50% 1/31/2027	36,000	33,149
U.S. Treasury 2.25% 2/15/2027	3,000	2,843
U.S. Treasury 1.875% 2/28/2027	95,500	89,139
U.S. Treasury 2.75% 4/30/2027	76,100	73,365
U.S. Treasury 0.50% 5/31/2027	16,000	14,045
U.S. Treasury 2.625% 5/31/2027	7,902	7,579
U.S. Treasury 0.50% 6/30/2027	6,000	5,257
U.S. Treasury 3.25% 6/30/2027	31,952	31,413
U.S. Treasury 2.75% 7/31/2027	164,000	157,975
U.S. Treasury 0.50% 8/31/2027	45,291	39,495
U.S. Treasury 4.125% 10/31/2027	22,500	22,938
U.S. Treasury 3.875% 11/30/2027	75,500	76,303
U.S. Treasury 3.875% 12/31/2027	139,763	141,268
U.S. Treasury 0.75% 1/31/2028	6,000	5,242
U.S. Treasury 3.50% 1/31/2028	11,709	11,650
U.S. Treasury 2.75% 2/15/2028	17,398	16,716
U.S. Treasury 1.125% 2/29/2028	3,047	2,706
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 2/29/2028	USD 102,027	$103,868
U.S. Treasury 1.25% 3/31/2028	75,580	67,430
U.S. Treasury 3.625% 3/31/2028	1,250	1,252
U.S. Treasury 1.25% 4/30/2028	1,000	891
U.S. Treasury 2.875% 5/15/2028	61,335	59,189
U.S. Treasury 1.25% 5/31/2028	12,516	11,132
U.S. Treasury 1.25% 6/30/2028	42,000	37,284
U.S. Treasury 1.00% 7/31/2028	3,500	3,060
U.S. Treasury 2.875% 8/15/2028	3,760	3,622
U.S. Treasury 1.125% 8/31/2028	9,045	7,944
U.S. Treasury 1.50% 11/30/2028	140,000	124,905
U.S. Treasury 1.75% 1/31/2029	202,705	183,026
U.S. Treasury 2.375% 3/31/2029	4,000	3,735
U.S. Treasury 2.875% 4/30/2029	333,760	320,460
U.S. Treasury 1.625% 8/15/2029	398	355
U.S. Treasury 3.875% 9/30/2029	65,000	66,073
U.S. Treasury 3.875% 12/31/2029[9]	3,169,618	3,226,839
U.S. Treasury 3.50% 1/31/2030	100,000	99,602
U.S. Treasury 4.00% 2/28/2030	26,037	26,727
U.S. Treasury 1.625% 5/15/2031	47,450	41,250
U.S. Treasury 1.25% 8/15/2031	20,972	17,597
U.S. Treasury 1.375% 11/15/2031	1,027	867
U.S. Treasury 1.875% 2/15/2032	25,000	21,951
U.S. Treasury 2.875% 5/15/2032	22,665	21,569
U.S. Treasury 2.75% 8/15/2032	17,171	16,158
U.S. Treasury 4.125% 11/15/2032	74,502	78,306
U.S. Treasury 3.50% 2/15/2033	203,172	203,490
U.S. Treasury 3.50% 2/15/2039	4,000	3,957
U.S. Treasury 4.25% 5/15/2039	76,159	82,260
U.S. Treasury 4.50% 8/15/2039[9]	169,370	188,258
U.S. Treasury 1.125% 5/15/2040	230,401	153,546
U.S. Treasury 1.125% 8/15/2040	40,495	26,796
U.S. Treasury 1.375% 11/15/2040	190,094	130,992
U.S. Treasury 1.875% 2/15/2041	155,839	116,672
U.S. Treasury 1.75% 8/15/2041	53,498	38,771
U.S. Treasury 2.00% 11/15/2041	19,021	14,366
U.S. Treasury 3.125% 11/15/2041	16,300	14,881
U.S. Treasury 2.375% 2/15/2042[9]	261,823	210,599
U.S. Treasury 3.25% 5/15/2042	41,850	38,628
U.S. Treasury 2.75% 8/15/2042	7,000	5,960
U.S. Treasury 2.75% 11/15/2042	13,336	11,319
U.S. Treasury 4.00% 11/15/2042	79,331	81,497
U.S. Treasury 3.875% 2/15/2043	165,717	167,182
U.S. Treasury 2.875% 5/15/2043	23,810	20,586
U.S. Treasury 3.375% 5/15/2044	38,700	36,011
U.S. Treasury 3.00% 11/15/2044	900	786
U.S. Treasury 2.50% 2/15/2045	66,360	52,984
U.S. Treasury 3.00% 5/15/2045	560	488
U.S. Treasury 3.00% 11/15/2045	10,552	9,186
U.S. Treasury 2.50% 2/15/2046	173,562	137,960
U.S. Treasury 2.50% 5/15/2046	18,730	14,882
U.S. Treasury 2.25% 8/15/2046	4,500	3,400
U.S. Treasury 2.875% 11/15/2046	9,369	7,990
U.S. Treasury 3.00% 2/15/2047	39,950	34,819
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 5/15/2047	USD 67,322	$58,674
U.S. Treasury 2.75% 8/15/2047	500	416
U.S. Treasury 2.75% 11/15/2047	5,300	4,415
U.S. Treasury 3.00% 2/15/2048[9]	140,821	122,987
U.S. Treasury 3.125% 5/15/2048	5,150	4,602
U.S. Treasury 3.00% 8/15/2048	11,100	9,702
U.S. Treasury 3.375% 11/15/2048	4,545	4,256
U.S. Treasury 3.00% 2/15/2049	54,641	47,889
U.S. Treasury 2.875% 5/15/2049	169,149	144,894
U.S. Treasury 2.25% 8/15/2049	160,047	120,465
U.S. Treasury 2.375% 11/15/2049	95,544	73,912
U.S. Treasury 2.00% 2/15/2050	51,200	36,315
U.S. Treasury 1.25% 5/15/2050[9]	184,788	107,595
U.S. Treasury 1.375% 8/15/2050[9]	502,790	302,285
U.S. Treasury 1.625% 11/15/2050	243,175	156,071
U.S. Treasury 1.875% 2/15/2051	46,906	32,067
U.S. Treasury 2.375% 5/15/2051	59,648	45,828
U.S. Treasury 2.00% 8/15/2051	157,551	110,873
U.S. Treasury 1.875% 11/15/2051	104,285	71,054
U.S. Treasury 2.25% 2/15/2052[9]	240,903	179,767
U.S. Treasury 2.875% 5/15/2052[9]	221,200	189,308
U.S. Treasury 3.00% 8/15/2052	8,130	7,143
U.S. Treasury 4.00% 11/15/2052	1,231,070	1,306,648
U.S. Treasury 3.625% 2/15/2053	11,275	11,194
		21,156,276
U.S. Treasury inflation-protected securities 3.37%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[10]	72,247	72,350
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[10]	141,231	140,241
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]	53,547	52,772
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]	568,904	558,435
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[10]	— [6]	— [6]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]	114,447	111,849
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]	440,603	431,546
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[10]	25,796	25,030
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[10]	— [6]	— [6]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[10]	301,610	289,776
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]	— [6]	1
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]	223,399	212,992
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	202,403	206,535
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[10]	46,051	42,955
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[10]	179,353	165,907
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[10]	3,240	3,578
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[9,10]	157,183	137,288
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]	1,709	1,184
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[9,10]	103,715	104,874
		2,557,313
Total U.S. Treasury bonds & notes		23,713,589
The Bond Fund of America — Page 38 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 25.23% Federal agency mortgage-backed obligations 22.50%	Principal amount (000)	Value (000)
Fannie Mae Pool #255016 6.50% 10/1/2023[11]	USD 5	$6
Fannie Mae Pool #932119 4.50% 11/1/2024[11]	242	243
Fannie Mae Pool #AD3149 4.50% 4/1/2025[11]	147	147
Fannie Mae Pool #AD6392 4.50% 5/1/2025[11]	269	270
Fannie Mae Pool #AD5692 4.50% 5/1/2025[11]	148	149
Fannie Mae Pool #AB1068 4.50% 5/1/2025[11]	1	1
Fannie Mae Pool #303591 6.50% 11/1/2025[11]	— [6]	— [6]
Fannie Mae Pool #745316 6.50% 2/1/2026[11]	11	12
Fannie Mae Pool #AL1237 6.50% 2/1/2026[11]	4	4
Fannie Mae Pool #256449 6.50% 10/1/2026[11]	15	16
Fannie Mae Pool #MA2973 3.00% 4/1/2027[11]	5	4
Fannie Mae Pool #256821 6.50% 7/1/2027[11]	1	1
Fannie Mae Pool #256856 6.50% 8/1/2027[11]	33	35
Fannie Mae Pool #MA3131 3.00% 9/1/2027[11]	42	41
Fannie Mae Pool #256886 6.50% 9/1/2027[11]	23	23
Fannie Mae Pool #995401 6.50% 10/1/2027[11]	— [6]	— [6]
Fannie Mae Pool #257145 6.50% 3/1/2028[11]	9	10
Fannie Mae Pool #251752 6.50% 6/1/2028[11]	— [6]	— [6]
Fannie Mae Pool #257431 6.50% 10/1/2028[11]	2	2
Fannie Mae Pool #AL8822 6.50% 11/1/2028[11]	— [6]	— [6]
Fannie Mae Pool #496029 6.50% 1/1/2029[11]	— [6]	— [6]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[11]	199	194
Fannie Mae Pool #AL9668 3.00% 10/1/2030[11]	6	6
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[11]	251	245
Fannie Mae Pool #AL6344 5.00% 2/1/2031[11]	179	182
Fannie Mae Pool #FM9892 5.00% 9/1/2031[11]	160	161
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[11]	362	345
Fannie Mae Pool #695412 5.00% 6/1/2033[11]	4	4
Fannie Mae Pool #MA3518 4.00% 11/1/2033[11]	13	13
Fannie Mae Pool #BO1359 2.50% 8/1/2034[11]	1,507	1,415
Fannie Mae Pool #AD3566 5.00% 10/1/2035[11]	47	47
Fannie Mae Pool #745140 5.00% 11/1/2035[11]	167	171
Fannie Mae Pool #MA2588 4.00% 4/1/2036[11]	1,405	1,373
Fannie Mae Pool #MA2717 4.00% 8/1/2036[11]	282	275
Fannie Mae Pool #MA2746 4.00% 9/1/2036[11]	1,683	1,644
Fannie Mae Pool #MA2787 4.00% 10/1/2036[11]	965	943
Fannie Mae Pool #AS8355 3.00% 11/1/2036[11]	8,340	7,825
Fannie Mae Pool #AS8554 3.00% 12/1/2036[11]	839	787
Fannie Mae Pool #MA2866 3.00% 1/1/2037[11]	10,024	9,406
Fannie Mae Pool #MA2897 3.00% 2/1/2037[11]	17,544	16,462
Fannie Mae Pool #913966 6.00% 2/1/2037[11]	2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[11]	54	54
Fannie Mae Pool #924069 7.00% 5/1/2037[11]	99	99
Fannie Mae Pool #954927 7.00% 7/1/2037[11]	97	98
Fannie Mae Pool #966170 7.00% 7/1/2037[11]	74	74
Fannie Mae Pool #954936 7.00% 7/1/2037[11]	37	37
Fannie Mae Pool #945680 6.00% 9/1/2037[11]	17	18
Fannie Mae Pool #924866 3.765% 10/1/2037[3,11]	6	5
Fannie Mae Pool #988588 5.50% 8/1/2038[11]	3	4
Fannie Mae Pool #889982 5.50% 11/1/2038[11]	17	18
Fannie Mae Pool #MA3539 4.50% 12/1/2038[11]	37	37
Fannie Mae Pool #931768 5.00% 8/1/2039[11]	42	43
Fannie Mae Pool #AC2641 4.50% 10/1/2039[11]	3,486	3,509
Fannie Mae Pool #AC0794 5.00% 10/1/2039[11]	27	27
The Bond Fund of America — Page 39 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #932606 5.00% 2/1/2040[11]	USD 66	$67
Fannie Mae Pool #AD8522 4.00% 8/1/2040[11]	90	88
Fannie Mae Pool #AB1297 5.00% 8/1/2040[11]	276	283
Fannie Mae Pool #AE1761 4.00% 9/1/2040[11]	1,777	1,741
Fannie Mae Pool #AE5471 4.50% 10/1/2040[11]	558	560
Fannie Mae Pool #AE7567 4.00% 11/1/2040[11]	1,839	1,802
Fannie Mae Pool #AH0007 4.00% 12/1/2040[11]	1,845	1,807
Fannie Mae Pool #AH0539 4.00% 12/1/2040[11]	511	502
Fannie Mae Pool #AE8073 4.00% 12/1/2040[11]	351	345
Fannie Mae Pool #AH6099 5.00% 3/1/2041[11]	1,166	1,192
Fannie Mae Pool #AH8144 5.00% 4/1/2041[11]	32	32
Fannie Mae Pool #AH9479 5.00% 4/1/2041[11]	31	31
Fannie Mae Pool #AI1862 5.00% 5/1/2041[11]	1,355	1,385
Fannie Mae Pool #AI3510 5.00% 6/1/2041[11]	710	726
Fannie Mae Pool #AE1248 5.00% 6/1/2041[11]	44	45
Fannie Mae Pool #MA4387 2.00% 7/1/2041[11]	3,494	3,025
Fannie Mae Pool #AI5172 4.00% 8/1/2041[11]	437	428
Fannie Mae Pool #AL0658 4.50% 8/1/2041[11]	596	600
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[11]	127	124
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[11]	641	655
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[11]	348	341
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[11]	356	351
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[11]	465	476
Fannie Mae Pool #AE1277 5.00% 11/1/2041[11]	136	140
Fannie Mae Pool #MA4501 2.00% 12/1/2041[11]	76,615	65,656
Fannie Mae Pool #AB4050 4.00% 12/1/2041[11]	673	663
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[11]	406	400
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[11]	403	395
Fannie Mae Pool #AE1283 5.00% 12/1/2041[11]	72	73
Fannie Mae Pool #MA4540 2.00% 2/1/2042[11]	33,914	29,192
Fannie Mae Pool #890407 4.00% 2/1/2042[11]	924	909
Fannie Mae Pool #AE1290 5.00% 2/1/2042[11]	136	139
Fannie Mae Pool #MA4570 2.00% 3/1/2042[11]	19,380	16,682
Fannie Mae Pool #AK6740 4.00% 3/1/2042[11]	3,525	3,483
Fannie Mae Pool #AL2745 4.00% 3/1/2042[11]	2,794	2,751
Fannie Mae Pool #AK4949 4.00% 3/1/2042[11]	199	195
Fannie Mae Pool #MA4586 2.00% 4/1/2042[11]	6,271	5,375
Fannie Mae Pool #AX3703 4.00% 9/1/2042[11]	3,903	3,823
Fannie Mae Pool #AR1512 3.50% 1/1/2043[11]	511	488
Fannie Mae Pool #AT0412 3.50% 3/1/2043[11]	235	224
Fannie Mae Pool #AT0300 3.50% 3/1/2043[11]	66	63
Fannie Mae Pool #AT3954 3.50% 4/1/2043[11]	109	104
Fannie Mae Pool #AT2683 4.00% 5/1/2043[11]	2,001	1,960
Fannie Mae Pool #AT5898 3.00% 6/1/2043[11]	15,972	14,747
Fannie Mae Pool #AL3829 3.50% 6/1/2043[11]	2,276	2,180
Fannie Mae Pool #AT7161 3.50% 6/1/2043[11]	832	794
Fannie Mae Pool #AV0786 4.00% 11/1/2043[11]	3,082	3,030
Fannie Mae Pool #AL8421 3.50% 1/1/2044[11]	13,111	12,520
Fannie Mae Pool #AX0817 4.00% 9/1/2044[11]	193	190
Fannie Mae Pool #AX8521 3.50% 12/1/2044[11]	332	317
Fannie Mae Pool #AY1829 3.50% 12/1/2044[11]	104	99
Fannie Mae Pool #BE5009 3.50% 1/1/2045[11]	700	664
Fannie Mae Pool #BE5017 3.50% 2/1/2045[11]	1,267	1,199
Fannie Mae Pool #FM9416 3.50% 7/1/2045[11]	7,138	6,749
The Bond Fund of America — Page 40 of 76

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[11]	USD 17,331	$17,031
Fannie Mae Pool #AS6348 4.00% 12/1/2045[11]	3,024	2,971
Fannie Mae Pool #AS6839 4.00% 3/1/2046[11]	3,904	3,809
Fannie Mae Pool #BC1352 4.00% 3/1/2046[11]	1,231	1,202
Fannie Mae Pool #AL8522 3.50% 5/1/2046[11]	30	28
Fannie Mae Pool #BC8647 4.50% 6/1/2046[11]	266	262
Fannie Mae Pool #BD1968 4.00% 7/1/2046[11]	33	32
Fannie Mae Pool #BD1550 4.50% 7/1/2046[11]	250	250
Fannie Mae Pool #BD7600 4.50% 9/1/2046[11]	79	79
Fannie Mae Pool #BD9236 3.50% 10/1/2046[11]	326	308
Fannie Mae Pool #MA2809 4.50% 10/1/2046[11]	712	690
Fannie Mae Pool #MA2821 4.50% 10/1/2046[11]	315	308
Fannie Mae Pool #BD9248 4.50% 10/1/2046[11]	229	227
Fannie Mae Pool #AS8310 3.00% 11/1/2046[11]	551	507
Fannie Mae Pool #MA2833 3.00% 12/1/2046[11]	37	34
Fannie Mae Pool #BC9077 3.50% 12/1/2046[11]	16,630	15,716
Fannie Mae Pool #BD2440 3.50% 1/1/2047[11]	1,794	1,695
Fannie Mae Pool #BM1179 3.00% 4/1/2047[11]	647	595
Fannie Mae Pool #BH0876 4.50% 4/1/2047[11]	2,483	2,477
Fannie Mae Pool #MA3002 4.50% 4/1/2047[11]	457	443
Fannie Mae Pool #BE8740 3.50% 5/1/2047[11]	1,136	1,074
Fannie Mae Pool #BE8742 3.50% 5/1/2047[11]	333	315
Fannie Mae Pool #BH2846 3.50% 5/1/2047[11]	154	145
Fannie Mae Pool #BH2848 3.50% 5/1/2047[11]	136	129
Fannie Mae Pool #BH2847 3.50% 5/1/2047[11]	68	64
Fannie Mae Pool #BH3122 4.00% 6/1/2047[11]	69	68
Fannie Mae Pool #BD3554 4.00% 7/1/2047[11]	907	876
Fannie Mae Pool #256893 7.00% 8/1/2047[11]	10	11
Fannie Mae Pool #CA0453 4.00% 9/1/2047[11]	6,448	6,272
Fannie Mae Pool #CA0770 3.50% 11/1/2047[11]	176	166
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[11]	1,061	1,058
Fannie Mae Pool #CA0854 3.50% 12/1/2047[11]	13,236	12,496
Fannie Mae Pool #MA3211 4.00% 12/1/2047[11]	3,495	3,408
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[11]	2,008	1,966
Fannie Mae Pool #BM4413 4.50% 12/1/2047[11]	5,081	5,069
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[11]	1,648	1,644
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[11]	539	535
Fannie Mae Pool #CA1189 3.50% 2/1/2048[11]	1,343	1,269
Fannie Mae Pool #BK0163 4.50% 2/1/2048[11]	1,341	1,337
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[11]	866	818
Fannie Mae Pool #CA1532 3.50% 4/1/2048[11]	5,284	4,998
Fannie Mae Pool #BK5232 4.00% 5/1/2048[11]	1,017	996
Fannie Mae Pool #BK6840 4.00% 6/1/2048[11]	1,392	1,363
Fannie Mae Pool #BF0293 3.00% 7/1/2048[11]	6,762	6,144
Fannie Mae Pool #CA2102 5.00% 7/1/2048[11]	466	473
Fannie Mae Pool #BF0318 3.50% 8/1/2048[11]	31,964	30,099
Fannie Mae Pool #BK9743 4.00% 8/1/2048[11]	422	413
Fannie Mae Pool #BK9761 4.50% 8/1/2048[11]	277	277
Fannie Mae Pool #CA2166 4.50% 8/1/2048[11]	14	14
Fannie Mae Pool #CA2850 4.00% 12/1/2048[11]	2,545	2,501
Fannie Mae Pool #BF0320 5.50% 1/1/2049[11]	6,078	6,413
Fannie Mae Pool #FM3280 3.50% 5/1/2049[11]	1,870	1,769
Fannie Mae Pool #BN6708 3.50% 6/1/2049[11]	8,917	8,417
Fannie Mae Pool #FM1062 3.50% 6/1/2049[11]	8,641	8,178
The Bond Fund of America — Page 41 of 76

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA3807 3.00% 7/1/2049[11]	USD 1,271	$1,161
Fannie Mae Pool #CA3806 3.00% 7/1/2049[11]	838	768
Fannie Mae Pool #CA4021 3.50% 8/1/2049[11]	24,700	23,204
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[11]	2,270	2,146
Fannie Mae Pool #FM2318 3.50% 9/1/2049[11]	42,800	40,262
Fannie Mae Pool #CA4151 3.50% 9/1/2049[11]	11,526	10,928
Fannie Mae Pool #FM1443 3.50% 9/1/2049[11]	6,479	6,125
Fannie Mae Pool #FM1913 4.00% 9/1/2049[11]	1,638	1,592
Fannie Mae Pool #FM1963 4.00% 11/1/2049[11]	39,594	38,665
Fannie Mae Pool #CA4802 3.50% 12/1/2049[11]	24,352	23,021
Fannie Mae Pool #CA5338 3.00% 3/1/2050[11]	11,886	10,778
Fannie Mae Pool #FM2664 3.50% 3/1/2050[11]	27,656	25,973
Fannie Mae Pool #CA5506 3.00% 4/1/2050[11]	49,179	44,766
Fannie Mae Pool #BP1948 3.00% 4/1/2050[11]	16,048	14,558
Fannie Mae Pool #BP1954 3.50% 4/1/2050[11]	19,260	18,086
Fannie Mae Pool #CA5968 2.50% 6/1/2050[11]	44,974	39,313
Fannie Mae Pool #CA6309 3.00% 7/1/2050[11]	44,337	40,515
Fannie Mae Pool #CA6593 2.50% 8/1/2050[11]	13,891	12,158
Fannie Mae Pool #BP6715 2.00% 9/1/2050[11]	7	6
Fannie Mae Pool #FM4256 2.50% 9/1/2050[11]	33,330	29,225
Fannie Mae Pool #CA7028 2.50% 9/1/2050[11]	7,490	6,568
Fannie Mae Pool #CA7325 2.00% 10/1/2050[11]	38,019	31,917
Fannie Mae Pool #CA7257 2.50% 10/1/2050[11]	2,602	2,278
Fannie Mae Pool #CA7599 2.50% 11/1/2050[11]	4,712	4,129
Fannie Mae Pool #MA4208 2.00% 12/1/2050[11]	90,290	75,006
Fannie Mae Pool #CA8285 3.00% 12/1/2050[11]	57,181	52,225
Fannie Mae Pool #CA8046 3.00% 12/1/2050[11]	39,538	36,190
Fannie Mae Pool #MA4237 2.00% 1/1/2051[11]	255,050	211,861
Fannie Mae Pool #CA8623 3.00% 1/1/2051[11]	93,201	84,067
Fannie Mae Pool #CA8828 2.50% 2/1/2051[11]	41,763	36,526
Fannie Mae Pool #CA8969 3.00% 2/1/2051[11]	5,134	4,640
Fannie Mae Pool #FM6548 2.00% 3/1/2051[11]	37,188	31,216
Fannie Mae Pool #CA9391 3.00% 3/1/2051[11]	196,918	177,672
Fannie Mae Pool #CB0290 2.00% 4/1/2051[11]	168,429	139,856
Fannie Mae Pool #MA4305 2.00% 4/1/2051[11]	225	187
Fannie Mae Pool #CB0041 3.00% 4/1/2051[11]	57,775	52,634
Fannie Mae Pool #BR1035 2.00% 5/1/2051[11]	133	110
Fannie Mae Pool #CB0457 2.50% 5/1/2051[11]	5,219	4,535
Fannie Mae Pool #BT3317 2.50% 6/1/2051[11]	5,486	4,775
Fannie Mae Pool #FM7694 3.00% 6/1/2051[11]	20,212	18,297
Fannie Mae Pool #FM7687 3.00% 6/1/2051[11]	8,000	7,276
Fannie Mae Pool #FM7900 2.50% 7/1/2051[11]	4,200	3,671
Fannie Mae Pool #FM8442 2.50% 8/1/2051[11]	61,953	53,483
Fannie Mae Pool #CB1304 3.00% 8/1/2051[11]	21,076	19,163
Fannie Mae Pool #CB1527 2.50% 9/1/2051[11]	15,279	13,199
Fannie Mae Pool #BT4537 3.50% 9/1/2051[11]	408	380
Fannie Mae Pool #BU1498 3.50% 10/1/2051[11]	348	325
Fannie Mae Pool #FS0965 2.00% 11/1/2051[11]	1,059	882
Fannie Mae Pool #FM9492 2.50% 11/1/2051[11]	22,277	19,444
Fannie Mae Pool #FM9694 2.50% 11/1/2051[11]	11,841	10,371
Fannie Mae Pool #FM9632 3.00% 11/1/2051[11]	16,623	15,022
Fannie Mae Pool #FM9631 3.00% 11/1/2051[11]	7,075	6,420
Fannie Mae Pool #CB2292 3.00% 11/1/2051[11]	2,058	1,868
Fannie Mae Pool #BU3013 3.50% 11/1/2051[11]	413	385
The Bond Fund of America — Page 42 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU5976 4.00% 11/1/2051[11]	USD 62	$59
Fannie Mae Pool #CB2319 2.50% 12/1/2051[11]	64,092	55,842
Fannie Mae Pool #FS0433 2.50% 12/1/2051[11]	56,444	49,810
Fannie Mae Pool #CB2371 2.50% 12/1/2051[11]	39,343	34,339
Fannie Mae Pool #CB2372 2.50% 12/1/2051[11]	30,762	26,802
Fannie Mae Pool #BT9510 2.50% 12/1/2051[11]	25,237	22,005
Fannie Mae Pool #BT9483 2.50% 12/1/2051[11]	24,121	21,016
Fannie Mae Pool #CB2286 2.50% 12/1/2051[11]	18,873	16,444
Fannie Mae Pool #FM9804 2.50% 12/1/2051[11]	12,667	11,070
Fannie Mae Pool #CB2373 2.50% 12/1/2051[11]	11,717	10,208
Fannie Mae Pool #CB2375 2.50% 12/1/2051[11]	10,347	8,989
Fannie Mae Pool #CB2414 3.00% 12/1/2051[11]	34,572	31,417
Fannie Mae Pool #FM9976 3.00% 12/1/2051[11]	16,129	14,726
Fannie Mae Pool #CB2293 3.00% 12/1/2051[11]	2,052	1,861
Fannie Mae Pool #BT9498 3.50% 12/1/2051[11]	9,973	9,300
Fannie Mae Pool #BU8404 3.50% 12/1/2051[11]	497	463
Fannie Mae Pool #BU8481 3.50% 12/1/2051[11]	28	26
Fannie Mae Pool #CB2544 3.00% 1/1/2052[11]	33,725	30,456
Fannie Mae Pool #FS0972 3.50% 1/1/2052[11]	29,862	28,174
Fannie Mae Pool #FS0268 3.50% 1/1/2052[11]	1,027	955
Fannie Mae Pool #BV0783 3.50% 1/1/2052[11]	864	815
Fannie Mae Pool #BV0790 3.50% 1/1/2052[11]	722	672
Fannie Mae Pool #BU7425 3.50% 1/1/2052[11]	396	369
Fannie Mae Pool #BU7427 3.50% 1/1/2052[11]	58	54
Fannie Mae Pool #BV3076 2.00% 2/1/2052[11]	143,183	118,712
Fannie Mae Pool #BV3080 2.00% 2/1/2052[11]	116,054	96,232
Fannie Mae Pool #CB2765 2.00% 2/1/2052[11]	60,000	50,123
Fannie Mae Pool #BU1330 2.50% 2/1/2052[11]	23,339	20,352
Fannie Mae Pool #BU7285 2.50% 2/1/2052[11]	1,674	1,455
Fannie Mae Pool #BU7294 3.50% 2/1/2052[11]	59	55
Fannie Mae Pool #BV3316 3.50% 3/1/2052[11]	47	44
Fannie Mae Pool #FS2448 2.00% 5/1/2052[11]	22,812	18,927
Fannie Mae Pool #BV9644 2.50% 5/1/2052[11]	399	344
Fannie Mae Pool #BV7810 3.50% 5/1/2052[11]	302	281
Fannie Mae Pool #BV9928 3.50% 6/1/2052[11]	2,386	2,219
Fannie Mae Pool #BW0907 3.50% 6/1/2052[11]	1,733	1,612
Fannie Mae Pool #BW3070 3.50% 6/1/2052[11]	1,654	1,538
Fannie Mae Pool #BW5579 3.50% 7/1/2052[11]	3,325	3,093
Fannie Mae Pool #CB4135 5.00% 7/1/2052[11]	190	190
Fannie Mae Pool #BW5402 5.50% 7/1/2052[11]	623	630
Fannie Mae Pool #MA4700 4.00% 8/1/2052[11]	136	130
Fannie Mae Pool #MA4737 5.00% 8/1/2052[11]	729	728
Fannie Mae Pool #CB5019 5.00% 8/1/2052[11]	204	204
Fannie Mae Pool #MA4732 4.00% 9/1/2052[11]	238	228
Fannie Mae Pool #BW9049 4.50% 9/1/2052[11]	447	442
Fannie Mae Pool #BW5232 4.50% 10/1/2052[11]	3,370	3,308
Fannie Mae Pool #CB5405 4.50% 10/1/2052[11]	3,298	3,234
Fannie Mae Pool #BW8175 4.50% 10/1/2052[11]	2,163	2,122
Fannie Mae Pool #BW1375 3.50% 11/1/2052[11]	4,000	3,720
Fannie Mae Pool #BW5182 4.50% 11/1/2052[11]	2,773	2,719
Fannie Mae Pool #BX3687 4.00% 12/1/2052[11]	200	191
Fannie Mae Pool #BX1748 4.50% 12/1/2052[11]	3,000	2,944
Fannie Mae Pool #MA4840 4.50% 12/1/2052[11]	— [6]	— [6]
Fannie Mae Pool #MA4877 6.50% 12/1/2052[11]	— [6]	— [6]
The Bond Fund of America — Page 43 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4866 4.00% 1/1/2053[11]	USD 1,000	$957
Fannie Mae Pool #BW5122 4.00% 1/1/2053[11]	600	574
Fannie Mae Pool #MA4867 4.50% 1/1/2053[11]	13,249	12,993
Fannie Mae Pool #MA4894 6.00% 1/1/2053[11]	— [6]	— [6]
Fannie Mae Pool #MA4895 6.50% 1/1/2053[11]	523,522	540,794
Fannie Mae Pool #BW5135 3.50% 2/1/2053[11]	5,132	4,774
Fannie Mae Pool #MA4916 4.00% 2/1/2053[11]	10,999	10,530
Fannie Mae Pool #MA4917 4.50% 2/1/2053[11]	2,769	2,716
Fannie Mae Pool #MA4920 6.00% 2/1/2053[11]	— [6]	— [6]
Fannie Mae Pool #MA4963 3.50% 3/1/2053[11]	6,053	5,630
Fannie Mae Pool #MA5000 3.50% 4/1/2053[11]	6,270	5,832
Fannie Mae Pool #MA4993 4.00% 4/1/2053[11]	10,257	9,820
Fannie Mae Pool #MA4977 4.50% 4/1/2053[11]	4,750	4,659
Fannie Mae Pool #BF0145 3.50% 3/1/2057[11]	15,273	14,286
Fannie Mae Pool #BF0264 3.50% 5/1/2058[11]	15,061	14,144
Fannie Mae Pool #BF0299 3.50% 8/1/2058[11]	25,129	23,599
Fannie Mae Pool #BF0379 3.50% 4/1/2059[11]	38,495	36,151
Fannie Mae Pool #BM6693 3.50% 8/1/2059[11]	28,103	26,394
Fannie Mae Pool #BF0481 3.50% 6/1/2060[11]	64,333	60,421
Fannie Mae Pool #BF0480 3.50% 6/1/2060[11]	40,783	38,303
Fannie Mae Pool #BF0497 3.00% 7/1/2060[11]	49,532	44,361
Fannie Mae Pool #BF0548 3.00% 7/1/2061[11]	25,144	22,247
Fannie Mae Pool #BF0563 4.00% 9/1/2061[11]	12,334	11,925
Fannie Mae Pool #BF0585 4.50% 12/1/2061[11]	8,965	8,816
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,11]	— [6]	— [6]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[3,11]	— [6]	— [6]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[2,11]	240	106
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[11]	48	52
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[11]	357	364
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[11]	2	3
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[11]	134	138
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[11]	490	532
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[11]	827	853
Fannie Mae, Series 2002-W1, Class 2A, 4.866% 2/25/2042[3,11]	661	651
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/2026[3,11]	8	7
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[3,11]	3,440	3,262
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.961% 9/25/2027[3,11]	3,438	3,281
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[11]	424	403
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.631% 8/25/2030[3,11]	3,050	2,956
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[11]	271	249
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[11]	353	297
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[11]	123	108
Freddie Mac Pool #ZA6869 5.50% 9/1/2024[11]	1	1
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[11]	92	92
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[11]	17	17
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[11]	13	13
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[11]	13	13
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[11]	3	4
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[11]	3	3
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[11]	— [6]	— [6]
Freddie Mac Pool #D98356 4.50% 5/1/2030[11]	54	54
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[11]	92	93
Freddie Mac Pool #A15120 5.50% 10/1/2033[11]	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036[11]	2,525	2,470
The Bond Fund of America — Page 44 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #K93532 4.00% 4/1/2036[11]	USD 767	$750
Freddie Mac Pool #C91883 4.00% 6/1/2036[11]	396	387
Freddie Mac Pool #A56076 5.50% 1/1/2037[11]	7	7
Freddie Mac Pool #C91917 3.00% 2/1/2037[11]	512	481
Freddie Mac Pool #G04804 4.50% 5/1/2037[11]	1,269	1,278
Freddie Mac Pool #C91948 4.00% 7/1/2037[11]	3,036	2,970
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[11]	2	2
Freddie Mac Pool #G03695 5.50% 11/1/2037[11]	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038[11]	30	31
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[11]	45,996	43,157
Freddie Mac Pool #G05196 5.50% 10/1/2038[11]	2	2
Freddie Mac Pool #G05267 5.50% 12/1/2038[11]	2	2
Freddie Mac Pool #A87873 5.00% 8/1/2039[11]	2,219	2,260
Freddie Mac Pool #G06020 5.50% 12/1/2039[11]	4	4
Freddie Mac Pool #G05860 5.50% 2/1/2040[11]	12	13
Freddie Mac Pool #G05937 4.50% 8/1/2040[11]	4,765	4,802
Freddie Mac Pool #A93948 4.50% 9/1/2040[11]	6	6
Freddie Mac Pool #G06868 4.50% 4/1/2041[11]	5	5
Freddie Mac Pool #G06648 5.00% 6/1/2041[11]	616	630
Freddie Mac Pool #Q01658 5.00% 6/1/2041[11]	231	234
Freddie Mac Pool #G06841 5.50% 6/1/2041[11]	16	17
Freddie Mac Pool #Q01992 4.50% 7/1/2041[11]	37	37
Freddie Mac Pool #Q02705 4.50% 8/1/2041[11]	1,993	2,008
Freddie Mac Pool #G06956 4.50% 8/1/2041[11]	497	501
Freddie Mac Pool #G06769 4.50% 8/1/2041[11]	212	213
Freddie Mac Pool #QK1181 2.00% 11/1/2041[11]	11,926	10,264
Freddie Mac Pool #RB5138 2.00% 12/1/2041[11]	80,465	68,805
Freddie Mac Pool #RB5145 2.00% 2/1/2042[11]	16,366	14,088
Freddie Mac Pool #RB5148 2.00% 3/1/2042[11]	65,199	55,922
Freddie Mac Pool #RB5153 2.00% 4/1/2042[11]	20,695	17,737
Freddie Mac Pool #Q15874 4.00% 2/1/2043[11]	44	44
Freddie Mac Pool #Q17696 3.50% 4/1/2043[11]	563	538
Freddie Mac Pool #Q18236 3.50% 5/1/2043[11]	802	766
Freddie Mac Pool #Q19133 3.50% 6/1/2043[11]	630	602
Freddie Mac Pool #Q22946 4.00% 11/1/2043[11]	4,355	4,286
Freddie Mac Pool #Q28558 3.50% 9/1/2044[11]	2,710	2,578
Freddie Mac Pool #760012 3.113% 4/1/2045[3,11]	620	610
Freddie Mac Pool #760013 3.208% 4/1/2045[3,11]	355	351
Freddie Mac Pool #760014 2.738% 8/1/2045[3,11]	1,760	1,708
Freddie Mac Pool #G60138 3.50% 8/1/2045[11]	580	548
Freddie Mac Pool #G60238 3.50% 10/1/2045[11]	13,935	13,205
Freddie Mac Pool #V81992 4.00% 10/1/2045[11]	529	513
Freddie Mac Pool #G60344 4.00% 12/1/2045[11]	10,667	10,496
Freddie Mac Pool #T65375 3.50% 7/1/2046[11]	108	100
Freddie Mac Pool #Q42034 4.50% 7/1/2046[11]	199	198
Freddie Mac Pool #G67700 3.50% 8/1/2046[11]	5,152	4,876
Freddie Mac Pool #Q42633 4.50% 8/1/2046[11]	323	322
Freddie Mac Pool #Q43312 4.50% 9/1/2046[11]	614	615
Freddie Mac Pool #Q43461 4.50% 10/1/2046[11]	264	263
Freddie Mac Pool #Q44689 4.50% 12/1/2046[11]	367	365
Freddie Mac Pool #760015 2.572% 1/1/2047[3,11]	1,978	1,901
Freddie Mac Pool #Q47615 3.50% 4/1/2047[11]	1,007	952
Freddie Mac Pool #Q47620 4.00% 4/1/2047[11]	7,833	7,711
Freddie Mac Pool #Q47828 4.50% 5/1/2047[11]	254	253
The Bond Fund of America — Page 45 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[11]	USD 73	$68
Freddie Mac Pool #Q51622 3.50% 10/1/2047[11]	1,172	1,108
Freddie Mac Pool #Q52069 3.50% 11/1/2047[11]	1,516	1,434
Freddie Mac Pool #G61733 3.00% 12/1/2047[11]	5,051	4,634
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[11]	8,292	7,828
Freddie Mac Pool #Q52613 4.00% 12/1/2047[11]	4,919	4,823
Freddie Mac Pool #G08793 4.00% 12/1/2047[11]	3,098	3,017
Freddie Mac Pool #Q52596 4.50% 12/1/2047[11]	1,616	1,614
Freddie Mac Pool #Q53878 4.00% 1/1/2048[11]	4,747	4,654
Freddie Mac Pool #G67709 3.50% 3/1/2048[11]	25,013	23,695
Freddie Mac Pool #Q54709 3.50% 3/1/2048[11]	1,125	1,064
Freddie Mac Pool #Q54701 3.50% 3/1/2048[11]	1,106	1,046
Freddie Mac Pool #Q54700 3.50% 3/1/2048[11]	790	747
Freddie Mac Pool #Q54781 3.50% 3/1/2048[11]	707	669
Freddie Mac Pool #Q54782 3.50% 3/1/2048[11]	684	646
Freddie Mac Pool #Q55056 3.50% 3/1/2048[11]	681	644
Freddie Mac Pool #Q54699 3.50% 3/1/2048[11]	406	384
Freddie Mac Pool #Q54831 3.50% 3/1/2048[11]	346	328
Freddie Mac Pool #Q54698 3.50% 3/1/2048[11]	288	274
Freddie Mac Pool #G67711 4.00% 3/1/2048[11]	23,572	23,112
Freddie Mac Pool #G08805 4.00% 3/1/2048[11]	1,101	1,069
Freddie Mac Pool #Q55060 3.50% 4/1/2048[11]	221	209
Freddie Mac Pool #Q55971 4.00% 5/1/2048[11]	1,050	1,030
Freddie Mac Pool #Q56175 4.00% 5/1/2048[11]	959	940
Freddie Mac Pool #Q55970 4.00% 5/1/2048[11]	518	509
Freddie Mac Pool #Q56590 3.50% 6/1/2048[11]	550	520
Freddie Mac Pool #Q56589 3.50% 6/1/2048[11]	342	324
Freddie Mac Pool #Q56591 3.50% 6/1/2048[11]	199	188
Freddie Mac Pool #Q56599 4.00% 6/1/2048[11]	1,451	1,423
Freddie Mac Pool #Q57242 4.50% 7/1/2048[11]	396	394
Freddie Mac Pool #G61628 3.50% 9/1/2048[11]	149	141
Freddie Mac Pool #Q58411 4.50% 9/1/2048[11]	2,762	2,768
Freddie Mac Pool #Q58436 4.50% 9/1/2048[11]	1,537	1,536
Freddie Mac Pool #Q58378 4.50% 9/1/2048[11]	1,122	1,118
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[11]	1,706	1,658
Freddie Mac Pool #QA0284 3.50% 6/1/2049[11]	3,815	3,606
Freddie Mac Pool #QA1885 3.50% 8/1/2049[11]	4,893	4,615
Freddie Mac Pool #QA2748 3.50% 9/1/2049[11]	1,000	945
Freddie Mac Pool #SD7508 3.50% 10/1/2049[11]	62,937	59,272
Freddie Mac Pool #RA1580 3.50% 10/1/2049[11]	8,075	7,656
Freddie Mac Pool #RA1463 3.50% 10/1/2049[11]	7,750	7,347
Freddie Mac Pool #QA4692 3.00% 11/1/2049[11]	19,378	17,644
Freddie Mac Pool #QA4673 3.00% 11/1/2049[11]	8,060	7,354
Freddie Mac Pool #SD0185 3.00% 12/1/2049[11]	4,694	4,258
Freddie Mac Pool #QA5125 3.50% 12/1/2049[11]	22,958	21,703
Freddie Mac Pool #SD0234 3.00% 1/1/2050[11]	29,637	26,885
Freddie Mac Pool #SD0187 3.00% 1/1/2050[11]	13,048	11,905
Freddie Mac Pool #RA2319 3.00% 3/1/2050[11]	19,196	17,413
Freddie Mac Pool #RA2596 2.50% 5/1/2050[11]	3,956	3,447
Freddie Mac Pool #SD7517 3.00% 5/1/2050[11]	30,155	27,514
Freddie Mac Pool #QB1368 2.50% 7/1/2050[11]	40,898	35,861
Freddie Mac Pool #SD8090 2.00% 9/1/2050[11]	9,230	7,669
Freddie Mac Pool #SD7525 2.50% 10/1/2050[11]	38,782	34,006
Freddie Mac Pool #SD8106 2.00% 11/1/2050[11]	35,911	29,832
The Bond Fund of America — Page 46 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8128 2.00% 2/1/2051[11]	USD 781	$649
Freddie Mac Pool #SD7535 2.50% 2/1/2051[11]	4,469	3,918
Freddie Mac Pool #RA4658 3.00% 2/1/2051[11]	43,059	38,980
Freddie Mac Pool #SD8134 2.00% 3/1/2051[11]	67,005	55,632
Freddie Mac Pool #RA5287 2.00% 5/1/2051[11]	35,402	29,432
Freddie Mac Pool #RA5288 2.00% 5/1/2051[11]	31,332	26,048
Freddie Mac Pool #RA5259 2.50% 5/1/2051[11]	5,140	4,466
Freddie Mac Pool #SD1852 2.50% 6/1/2051[11]	94,140	81,276
Freddie Mac Pool #QC2817 2.50% 6/1/2051[11]	16,964	14,776
Freddie Mac Pool #SD7544 3.00% 7/1/2051[11]	88,362	80,437
Freddie Mac Pool #SD7545 2.50% 9/1/2051[11]	70,137	61,441
Freddie Mac Pool #RA5971 3.00% 9/1/2051[11]	4,455	4,043
Freddie Mac Pool #SD0734 3.00% 10/1/2051[11]	26,884	24,395
Freddie Mac Pool #RA6406 2.00% 11/1/2051[11]	138,875	115,665
Freddie Mac Pool #SD7548 2.50% 11/1/2051[11]	14,954	13,093
Freddie Mac Pool #SD1385 2.50% 11/1/2051[11]	11,383	9,944
Freddie Mac Pool #RA6411 2.50% 11/1/2051[11]	895	774
Freddie Mac Pool #RA6483 2.50% 12/1/2051[11]	8,955	7,783
Freddie Mac Pool #QD1946 3.50% 12/1/2051[11]	306	285
Freddie Mac Pool #SD7552 2.50% 1/1/2052[11]	77,590	67,701
Freddie Mac Pool #QD5941 2.50% 1/1/2052[11]	1,460	1,270
Freddie Mac Pool #SD0813 3.00% 1/1/2052[11]	45,753	41,485
Freddie Mac Pool #SD0803 3.00% 1/1/2052[11]	1,890	1,698
Freddie Mac Pool #QD7321 3.50% 1/1/2052[11]	359	334
Freddie Mac Pool #SD7550 3.00% 2/1/2052[11]	64,946	59,295
Freddie Mac Pool #SD0873 3.50% 2/1/2052[11]	27,262	25,688
Freddie Mac Pool #QD7089 3.50% 2/1/2052[11]	6,154	5,732
Freddie Mac Pool #SD1450 2.50% 3/1/2052[11]	2,827	2,470
Freddie Mac Pool #SD7553 3.00% 3/1/2052[11]	34,356	31,160
Freddie Mac Pool #QD9030 3.50% 3/1/2052[11]	909	846
Freddie Mac Pool #QE0562 3.50% 3/1/2052[11]	64	60
Freddie Mac Pool #QD8208 3.50% 3/1/2052[11]	45	42
Freddie Mac Pool #QD9527 4.00% 3/1/2052[11]	24	23
Freddie Mac Pool #SD7554 2.50% 4/1/2052[11]	29,665	25,896
Freddie Mac Pool #QD9911 2.50% 4/1/2052[11]	217	187
Freddie Mac Pool #QE0917 3.50% 4/1/2052[11]	524	488
Freddie Mac Pool #QE0316 3.50% 4/1/2052[11]	41	38
Freddie Mac Pool #8D0226 2.521% 5/1/2052[3,11]	9,652	8,704
Freddie Mac Pool #SD8214 3.50% 5/1/2052[11]	97,496	90,691
Freddie Mac Pool #QE8663 3.50% 5/1/2052[11]	999	929
Freddie Mac Pool #QE5301 3.50% 5/1/2052[11]	828	770
Freddie Mac Pool #QE5589 3.50% 5/1/2052[11]	732	681
Freddie Mac Pool #SD1318 3.50% 6/1/2052[11]	979	911
Freddie Mac Pool #QE3580 3.50% 6/1/2052[11]	425	395
Freddie Mac Pool #QE4273 3.50% 6/1/2052[11]	87	81
Freddie Mac Pool #QE4383 4.00% 6/1/2052[11]	898	860
Freddie Mac Pool #RA7556 4.50% 6/1/2052[11]	26,738	26,254
Freddie Mac Pool #RA7502 5.00% 6/1/2052[11]	136	136
Freddie Mac Pool #QE6185 5.00% 7/1/2052[11]	720	721
Freddie Mac Pool #RA7618 5.00% 7/1/2052[11]	398	398
Freddie Mac Pool #SD7556 3.00% 8/1/2052[11]	32,028	29,017
Freddie Mac Pool #QE7539 4.50% 8/1/2052[11]	14,790	14,519
Freddie Mac Pool #QE8282 5.00% 8/1/2052[11]	28	28
Freddie Mac Pool #QE7987 5.50% 8/1/2052[11]	372	377
The Bond Fund of America — Page 47 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7938 5.00% 9/1/2052[11]	USD 10,411	$10,405
Freddie Mac Pool #QF2221 4.00% 10/1/2052[11]	4,964	4,754
Freddie Mac Pool #QF2223 4.00% 10/1/2052[11]	340	326
Freddie Mac Pool #SD2079 4.00% 10/1/2052[11]	— [6]	— [6]
Freddie Mac Pool #QF1254 4.50% 10/1/2052[11]	21,804	21,382
Freddie Mac Pool #QF2368 4.50% 10/1/2052[11]	3,146	3,087
Freddie Mac Pool #QF2009 4.50% 10/1/2052[11]	353	346
Freddie Mac Pool #SD8257 4.50% 10/1/2052[11]	— [6]	— [6]
Freddie Mac Pool #QF3905 3.50% 11/1/2052[11]	3,956	3,680
Freddie Mac Pool #SD1896 4.00% 11/1/2052[11]	137,965	134,299
Freddie Mac Pool #SD1894 4.00% 11/1/2052[11]	48,502	47,357
Freddie Mac Pool #QF3906 4.00% 11/1/2052[11]	1,575	1,508
Freddie Mac Pool #QF2960 4.50% 11/1/2052[11]	2,854	2,802
Freddie Mac Pool #QF5675 3.50% 12/1/2052[11]	146	136
Freddie Mac Pool #QF5342 4.00% 12/1/2052[11]	— [6]	— [6]
Freddie Mac Pool #QF6235 3.50% 1/1/2053[11]	4,808	4,472
Freddie Mac Pool #QF7010 4.00% 1/1/2053[11]	2,000	1,915
Freddie Mac Pool #QF7282 4.00% 1/1/2053[11]	1,824	1,746
Freddie Mac Pool #SD8287 4.50% 1/1/2053[11]	10,399	10,198
Freddie Mac Pool #SD8288 5.00% 1/1/2053[11]	— [6]	— [6]
Freddie Mac Pool #SD8282 6.50% 1/1/2053[11]	164,290	169,633
Freddie Mac Pool #QF8523 4.00% 2/1/2053[11]	1,000	957
Freddie Mac Pool #SD8297 4.00% 2/1/2053[11]	— [6]	— [6]
Freddie Mac Pool #QF7857 4.50% 2/1/2053[11]	— [6]	— [6]
Freddie Mac Pool #SD8304 3.50% 3/1/2053[11]	4,768	4,435
Freddie Mac Pool #SD8305 4.00% 3/1/2053[11]	— [6]	— [6]
Freddie Mac Pool #SD8306 4.50% 3/1/2053[11]	409	401
Freddie Mac Pool #QF8936 4.50% 3/1/2053[11]	246	242
Freddie Mac Pool #SD8313 4.00% 4/1/2053[11]	85	81
Freddie Mac Pool #SD8314 4.50% 4/1/2053[11]	1,755	1,721
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[11]	207	210
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[11]	2,069	1,834
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[11]	1,000	861
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[11]	142	121
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[11]	2,310	2,401
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[11]	1,688	1,758
Freddie Mac, Series 3272, Class PA, 6.00% 2/15/2037[11]	7	8
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[11]	890	927
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[3,11]	149	148
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[11]	1,937	1,917
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[11]	19,282	18,709
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[11]	4,410	4,294
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[11]	11,729	11,321
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[11]	7,107	6,980
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,11]	562	547
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[11]	2,789	2,700
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[11]	3,065	2,972
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[11]	400	387
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[3,11]	1,000	963
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[11]	955	931
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[11]	3,000	2,683
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/2028[11]	3,965	3,915
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[11]	4,000	3,940
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[11]	172	170
The Bond Fund of America — Page 48 of 76

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[3,11]	USD 1,700	$1,678
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[3,11]	1,680	1,659
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[3,11]	3,000	2,980
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[3,11]	6,045	5,901
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[11]	5,249	5,081
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[11]	5,000	4,803
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[11]	2,113	1,886
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[11]	62	56
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[3,11]	306	265
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[11]	417	357
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[11]	7,984	6,881
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[11]	5,000	4,316
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[11]	3,551	3,084
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[3,11]	2,010	1,945
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[11]	21,945	21,206
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[11]	6,865	6,645
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]	13,000	12,602
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[11]	23	20
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[11]	256	223
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[11]	250	217
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[11]	913	775
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[11]	119	103
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[11]	103	88
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,11]	24,749	23,344
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[11]	3,370	3,166
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[11]	5,585	5,087
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[3,11]	10,259	9,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[11]	1,132	1,031
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[11]	29,745	27,993
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,11]	28,747	27,092
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[11]	5,999	5,343
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,11]	8,663	7,983
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[11]	5,344	5,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[11]	4,860	4,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[11]	48,309	46,431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[11]	8,926	8,340
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[11]	3,029	2,829
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[11]	1,327	1,269
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[11]	21,965	20,975
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[11]	2,552	2,384
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[11]	1,583	1,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[11]	558	535
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[11]	95,613	89,788
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[11]	19,236	18,457
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[11]	14,596	14,000
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[11]	51,070	47,271
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[11]	26,612	24,764
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[11]	37,576	35,823
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[11]	7,924	6,913
Government National Mortgage Assn. 2.00% 4/1/2053[11,12]	39,500	33,560
Government National Mortgage Assn. 2.50% 4/1/2053[11,12]	38,765	34,118
Government National Mortgage Assn. 3.00% 4/1/2053[11,12]	135,706	123,619
Government National Mortgage Assn. 3.50% 4/1/2053[11,12]	182,681	171,271
Government National Mortgage Assn. 4.00% 4/1/2053[11,12]	114,701	110,436
The Bond Fund of America — Page 49 of 76

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 4/1/2053[11,12]	USD 281,648	$277,432
Government National Mortgage Assn. 5.00% 4/1/2053[11,12]	26,088	26,123
Government National Mortgage Assn. 5.50% 4/1/2053[11,12]	328,437	332,177
Government National Mortgage Assn. 3.00% 5/1/2053[11,12]	67,000	61,074
Government National Mortgage Assn. 4.00% 5/1/2053[11,12]	114,600	110,392
Government National Mortgage Assn. 4.50% 5/1/2053[11,12]	291,000	286,712
Government National Mortgage Assn. 5.00% 5/1/2053[11,12]	68,150	68,177
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[11]	525	505
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[11]	183	184
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[11]	32	32
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[11]	275	276
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[11]	820	832
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[11]	1,452	1,549
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[11]	68	67
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[11]	1,216	1,261
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[11]	605	604
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[11]	119	117
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[11]	3,855	3,858
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[11]	299	280
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[11]	984	924
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[11]	4,244	3,892
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[11]	1,323	1,213
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[11]	245	233
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[11]	1,976	1,879
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[11]	38	39
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[11]	1,542	1,467
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[11]	2,443	2,319
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[11]	2,157	2,126
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[11]	33	32
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[11]	213	211
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[11]	10,850	10,559
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[11]	1,906	1,900
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[11]	311	309
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[11]	76	78
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[11]	1,919	1,907
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[11]	76,709	72,635
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[11]	467	465
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[11]	21,470	21,439
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[11]	— [6]	— [6]
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[11]	21,168	21,438
Government National Mortgage Assn. Pool #694836 5.731% 9/20/2059[11]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[11]	3	3
Government National Mortgage Assn. Pool #725876 4.859% 9/20/2061[11]	— [6]	— [6]
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[11]	3	3
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[11]	1	1
Government National Mortgage Assn. Pool #AC1008 4.353% 10/20/2063[11]	1	1
Government National Mortgage Assn. Pool #776095 4.855% 2/20/2064[11]	1	1
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[11]	— [6]	— [6]
Government National Mortgage Assn. Pool #AG8238 4.863% 12/20/2064[11]	2	2
Government National Mortgage Assn. Pool #AE9612 4.853% 1/20/2065[11]	2	2
Uniform Mortgage-Backed Security 1.50% 5/1/2038[11,12]	840	738
Uniform Mortgage-Backed Security 2.50% 5/1/2038[11,12]	48,000	44,601
Uniform Mortgage-Backed Security 3.50% 5/1/2038[11,12]	37,000	35,711
Uniform Mortgage-Backed Security 4.00% 5/1/2038[11,12]	55,500	54,609
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 3/1/2053[11,12]	USD —[6]	$—[6]
Uniform Mortgage-Backed Security 4.50% 3/1/2053[11,12]	— [6]	— [6]
Uniform Mortgage-Backed Security 2.00% 4/1/2053[11,12]	89,218	73,766
Uniform Mortgage-Backed Security 4.00% 4/1/2053[11,12]	118,982	113,805
Uniform Mortgage-Backed Security 4.50% 4/1/2053[11,12]	22,639	22,183
Uniform Mortgage-Backed Security 6.00% 4/1/2053[11,12]	147,253	150,307
Uniform Mortgage-Backed Security 6.50% 4/1/2053[11,12]	40,000	41,247
Uniform Mortgage-Backed Security 2.00% 5/1/2053[11,12]	592,859	490,644
Uniform Mortgage-Backed Security 2.50% 5/1/2053[11,12]	1,190,598	1,027,402
Uniform Mortgage-Backed Security 3.00% 5/1/2053[11,12]	318,934	286,490
Uniform Mortgage-Backed Security 3.50% 5/1/2053[11,12]	236,871	220,262
Uniform Mortgage-Backed Security 4.00% 5/1/2053[11,12]	900,025	861,285
Uniform Mortgage-Backed Security 4.50% 5/1/2053[11,12]	406,485	398,399
Uniform Mortgage-Backed Security 5.00% 5/1/2053[11,12]	960,074	957,486
Uniform Mortgage-Backed Security 5.50% 5/1/2053[11,12]	892,524	901,327
Uniform Mortgage-Backed Security 6.00% 5/1/2053[11,12]	731,299	746,011
Uniform Mortgage-Backed Security 6.50% 5/1/2053[11,12]	1,646,629	1,696,413
Uniform Mortgage-Backed Security 5.00% 6/1/2053[11,12]	204,000	203,450
Uniform Mortgage-Backed Security 5.50% 6/1/2053[11,12]	425,200	429,327
Uniform Mortgage-Backed Security 6.00% 6/1/2053[11,12]	241,500	246,274
		17,065,610
Commercial mortgage-backed securities 1.65%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[3,11]	2,275	2,322
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[2,11]	1,000	857
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[11]	2,750	2,622
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[11]	115	108
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[11]	3,920	3,690
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[11]	255	237
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[11]	235	188
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[11]	135	126
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[11]	28,219	26,708
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[11]	24,749	25,606
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[11]	3,750	3,485
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[11]	2,510	2,350
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[11]	321	298
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[11]	500	474
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,11]	11,116	10,640
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[11]	2,546	2,262
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[3,11]	250	239
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[11]	500	477
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[11]	1,766	1,411
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[11]	1,654	1,392
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[2,11]	3,800	3,549
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[11]	3,475	3,234
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[11]	5,890	5,564
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[3,11]	90	86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[11]	6,351	6,015
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[11]	944	783
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[11]	1,000	950
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,11]	6,954	6,680
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[11]	900	740
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[11]	14,719	12,191
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[11]	5,000	4,131
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[11]	USD 11,500	$9,680
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[11]	3,000	2,647
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.456% 5/15/2055[3,11]	6,928	6,600
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[3,11]	29,367	27,865
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[3,11]	2,522	2,652
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[11]	730	637
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[11]	500	456
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[11]	5,000	4,378
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.597% 5/15/2039[2,3,11]	55,267	53,749
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.725% 4/15/2037[2,3,11]	20,378	19,630
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.942% 6/15/2027[2,3,11]	54,030	53,336
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.273% 9/15/2034[2,3,11]	954	922
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.384% 9/15/2036[2,3,11]	103,652	99,805
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.584% 10/15/2036[2,3,11]	26,873	25,828
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.432% 11/15/2036[2,3,11]	74,996	72,088
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.318% 4/15/2037[2,3,11]	34,992	34,255
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.354% 6/15/2038[2,3,11]	42,520	40,926
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.534% 11/15/2038[2,3,11]	56,041	53,952
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.278% 8/15/2039[2,3,11]	9,656	9,620
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 6.992% 10/15/2039[2,3,11]	21,702	21,479
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[2,11]	4,500	4,128
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[11]	5,576	5,150
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[3,11]	1,800	1,658
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[11]	755	723
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[11]	1,525	1,449
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[11]	2,740	2,585
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[11]	500	461
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[11]	6,160	5,657
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[11]	2,930	2,691
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[11]	200	173
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[11]	4,659	4,446
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[2,11]	363	327
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[2,11]	938	862
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.057% 3/10/2046[2,3,11]	2,743	2,692
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,11]	3,000	2,949
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[11]	1,921	1,882
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[11]	850	828
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[11]	1,070	1,042
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[11]	910	882
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[11]	750	722
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[11]	886	861
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[3,11]	2,200	2,110
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[11]	4,000	3,709
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[11]	1,274	1,235
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.111% 8/10/2050[3,11]	500	492
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[11]	825	766
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[11]	2,261	2,109
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[3,11]	999	947
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[3,11]	600	534
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[11]	2,375	2,201
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[11]	2,000	1,754
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[11]	2,354	2,253
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[11]	500	463
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.764% 7/15/2038[2,3,11]	USD 14,283	$13,865
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.064% 7/15/2038[2,3,11]	3,553	3,448
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.384% 7/15/2038[2,3,11]	3,516	3,412
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.934% 7/15/2038[2,3,11]	3,684	3,518
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[11]	11,246	11,491
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,11]	7,696	7,320
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,11]	7,590	5,941
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.719% 12/15/2036[2,3,11]	42,526	41,630
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.558% 8/15/2024[2,3,11]	4,884	4,838
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.251% 8/15/2024[2,3,11]	1,318	1,305
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.434% 8/15/2024[2,3,11]	3,048	2,974
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 7.884% 8/15/2024[2,3,11]	908	896
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[11]	397	396
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[3,11]	1,500	1,492
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[11]	5,708	5,521
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[11]	3,000	2,861
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[11]	2,372	2,213
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[3,11]	2,654	2,479
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[11]	855	784
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[11]	1,000	924
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[11]	255	239
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[11]	174	151
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[11]	7,483	6,213
ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.072% 10/15/2039[2,3,11]	23,009	23,002
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[11]	8,195	8,026
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[11]	2,450	2,398
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[3,11]	600	577
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.479% 9/15/2047[3,11]	100	95
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[11]	2,333	2,178
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[11]	1,600	1,505
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[11]	1,683	1,562
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[11]	975	857
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,11]	47,523	41,362
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[2,11]	1,920	1,602
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[11]	1,020	1,008
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[3,11]	279	273
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.346% 12/15/2047[3,11]	750	699
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,11]	5,095	4,809
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[2,11]	1,126	971
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.485% 4/15/2026[2,3,11]	21,390	20,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[11]	1,309	1,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 5/15/2046[3,11]	1,511	1,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.168% 8/15/2046[3,11]	4,035	3,994
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[11]	1,934	1,906
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[11]	250	246
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[11]	649	635
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[11]	24,171	23,471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[11]	525	504
The Bond Fund of America — Page 53 of 76

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[11]	USD 1,870	$1,783
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[11]	1,300	1,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[11]	246	226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[11]	3,000	2,773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[11]	5,280	4,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[11]	550	528
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[11]	1,730	1,624
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[2,11]	1,220	1,121
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[2,11]	1,000	908
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,11]	23,334	18,653
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.261% 7/15/2036[2,3,11]	46,039	44,162
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.415% 11/15/2038[2,3,11]	51,446	49,351
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.827% 1/15/2039[2,3,11]	48,285	46,499
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[11]	290	278
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[11]	4,380	4,205
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[11]	6,906	6,628
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[11]	1,400	1,340
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[11]	1,137	1,090
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[11]	6,190	5,782
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[11]	380	351
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[11]	6,370	6,032
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[11]	2,302	2,242
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[11]	1,154	1,075
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[11]	6,500	6,267
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[11]	3,898	3,427
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[2,11]	1,667	1,301
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.551% 9/15/2058[3,11]	1,000	913
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[11]	1,320	1,245
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[11]	3,853	3,536
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[11]	510	479
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[11]	500	498
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.987% 9/15/2046[3,11]	1,450	1,408
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3,11]	2,000	1,937
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[11]	10,226	9,906
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.616% 11/15/2027[2,3,11]	15,228	15,119
		1,248,532
Collateralized mortgage-backed obligations (privately originated) 1.08%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,11]	13,666	11,127
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,11]	439	404
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,11]	43,979	40,526
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.445% 7/25/2029[2,3,11]	194	194
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,11]	2,476	2,246
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,11]	1,563	1,480
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,11]	17,199	15,224
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,2,11]	2,096	2,001
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,2,11]	3,357	3,276
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,11]	3,096	2,782
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[2,3,11]	6,223	6,071
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,11]	16,334	15,396
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,11]	10,536	10,039
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[11]	1,822	1,704
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[2,3,11]	USD 3,733	$3,667
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,11]	37,984	35,762
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,11]	558	509
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[2,3,11]	3,731	3,337
Citigroup Mortgage Loan Trust, Inc., Sries 2021-J1, Class A4A, 2.50% 4/25/2051[2,3,11]	1,853	1,461
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,11]	6,247	5,283
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.245% 1/25/2024[3,11]	2,785	2,848
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.445% 5/25/2024[3,11]	2,009	2,023
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.745% 11/25/2024[3,11]	1,576	1,642
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.31% 10/25/2041[2,3,11]	390	388
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.31% 5/25/2042[2,3,11]	938	954
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.96% 12/25/2042[2,3,11]	1,378	1,382
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,11]	6,616	5,956
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[2,3,11]	726	690
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[2,3,11]	749	736
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[11]	137	137
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[11]	59	61
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[11]	701	676
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[11]	160	156
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,11]	11,340	12,229
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,11]	12,452	12,848
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,11]	14,152	11,521
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,11]	13,221	10,763
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,11]	15,093	12,287
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,11]	38,763	31,604
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,11]	15,715	12,793
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[2,3,11]	2,659	2,258
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.395% 7/25/2028[3,11]	2,288	2,380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.36% 10/25/2041[2,3,11]	996	987
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.56% 4/25/2042[2,3,11]	9,472	9,477
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.76% 5/25/2042[2,3,11]	224	225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.51% 6/25/2042[2,3,11]	2,383	2,425
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.71% 9/25/2042[2,3,11]	3,887	3,906
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.26% 9/25/2042[2,3,11]	7,561	7,703
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.545% 1/25/2050[2,3,11]	936	931
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.695% 2/25/2050[2,3,11]	1,684	1,674
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.945% 6/27/2050[2,3,11]	3,082	3,270
The Bond Fund of America — Page 55 of 76

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.845% 8/25/2050[2,3,11]	USD 1,412	$1,527
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.111% 10/25/2050[2,3,11]	1,562	1,580
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,11]	18,217	15,472
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[2,3,11]	41,468	33,757
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,11]	26,826	23,866
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,11]	2,948	2,798
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.055% 7/25/2067 (6.082% on 7/1/2026)[1,2,11]	— [6]	— [6]
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,11]	4,775	3,887
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,11]	24,636	25,176
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,11]	7,151	7,083
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[2,3,11]	4,476	4,444
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,11]	22,008	20,545
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,11]	9,760	9,154
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,11]	8,534	7,798
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.695% 11/25/2055[2,3,11]	88,549	87,166
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,11]	18,225	16,035
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[2,3,11]	3,000	2,870
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[2,3,11]	3,823	3,632
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[2,3,11]	141	136
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[2,3,11]	2,091	2,006
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[2,3,11]	9,902	9,296
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.595% 5/25/2055[2,3,11]	42,288	41,870
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[2,3,11]	1,100	895
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,11]	2,907	2,915
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,11]	1,957	1,960
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,11]	18,706	15,611
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,11]	7,259	6,707
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,11]	16,737	16,060
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 5.685% 7/25/2037[3,11]	7,425	6,504
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[2,3,11]	6,600	6,482
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 3/25/2054[2,3,11]	377	376
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.193% 3/25/2054[2,3,11]	1,500	1,449
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[2,3,11]	7,000	6,683
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.507% 8/25/2055[2,3,11]	2,900	2,565
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,3,11]	694	682
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.445% 2/25/2057[2,3,11]	267	265
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,11]	591	563
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[2,3,11]	1,575	1,380
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,3,11]	326	317
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,3,11]	1,008	964
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[2,3,11]	3,000	2,759
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[2,3,11]	10,000	9,491
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,11]	9,609	9,231
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[2,3,11]	6,000	5,025
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,3,11]	287	276
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.735% 12/25/2058[2,3,11]	7,178	6,892
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[2,3,11]	3,615	3,235
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[2,3,11]	5,000	4,184
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[2,3,11]	USD 4,590	$4,106
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,11]	22,651	20,305
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[2,11]	2,143	2,040
Treehouse Park Improvement Assn. No.1 - Anleihen 9.75% 12/1/2033[2,5]	10,592	9,370
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,11]	29,677	26,741
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,11]	5,828	5,786
		821,336
Total mortgage-backed obligations		19,135,478
Asset-backed obligations 4.16%
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,11]	1,025	1,024
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,11]	5,063	4,842
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,11]	6,264	6,008
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,11]	2,679	2,668
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[2,3,11]	66,373	65,913
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 6.653% 4/21/2031[2,3,11]	5,000	4,954
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 7/25/2036[2,3,11]	22,438	22,438
American Credit Acceptance Receivables Trust, Series 2022-3, Class A, 4.12% 2/13/2026[2,11]	8,403	8,362
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[2,11]	987	979
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[2,11]	778	780
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,11]	2,150	2,135
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,11]	2,376	2,348
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,11]	2,097	2,063
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,11]	2,226	2,124
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[2,11]	12,114	11,868
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[2,11]	4,780	4,454
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,11]	13,179	12,855
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,11]	31,558	30,822
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,11]	8,478	8,313
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[11]	10,774	10,829
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[11]	6,085	5,739
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[11]	6,765	6,178
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[11]	15,943	14,381
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.363% 4/22/2033[2,3,11]	900	857
Apidos CLO, Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[2,3,11]	750	721
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 6.409% 7/25/2034[2,3,11]	18,000	17,562
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[2,11]	10,350	10,305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,11]	47,950	47,390
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[2,11]	9,000	8,275
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,11]	10,160	9,890
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[2,11]	6,460	6,130
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,11]	12,814	12,045
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,11]	18,971	17,454
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,11]	1,798	1,669
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,11]	3,581	3,351
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[2,11]	7,921	8,119
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,11]	22,390	19,880
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,11]	3,398	2,957
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,11]	1,211	1,043
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[2,11]	5,000	4,179
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[2,11]	4,434	4,431
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.24% 2/22/2028[2,11]	8,782	8,778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[2,11]	8,202	8,239
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding AESOP, LLC, Series 2023-4, Class A, 5.34% 6/20/2029[2,11]	USD 12,830	$12,818
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[11]	1,020	1,033
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 6.618% 7/16/2035[2,3,11]	5,000	4,934
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[2,3,11]	3,200	3,171
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[2,11]	252	247
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[2,11]	4,310	4,073
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[2,11]	1,017	952
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[2,11]	914	801
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,11]	897	855
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,11]	1,533	1,347
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.098% 5/19/2036[2,3,11]	8,000	7,865
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,11]	18,957	16,469
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,11]	2,708	2,123
Bluemountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.203% 7/22/2035[2,3,11]	3,000	2,971
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 7.408% 4/20/2031[2,3,11]	250	208
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[11]	1,272	1,276
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD-LIBOR + 1.16%) 5.952% 7/15/2034[2,3,11]	250	244
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/2025[11]	1,800	1,792
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[11]	1,966	1,964
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[11]	580	533
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[11]	568	518
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75% 10/15/2027[11]	2,354	2,358
CarMax Auto Owner Trust, Series 2023-1, Class A4, 4.65% 1/16/2029[11]	2,606	2,611
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[11]	2,899	2,789
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[11]	3,896	3,575
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,11]	90,983	79,674
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,11]	14,653	12,665
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,11]	3,796	3,161
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,11]	3,857	3,452
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,11]	75,973	69,067
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,11]	14,082	11,927
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,11]	9,111	8,239
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,11]	993	845
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,11]	60,273	53,273
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,11]	5,714	4,986
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,11]	99,439	99,573
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,11]	43,644	43,768
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 5.895% 7/18/2031[2,3,11]	2,700	2,672
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 6.358% 7/16/2035[2,3,11]	10,000	9,761
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 6.658% 7/16/2035[2,3,11]	10,000	9,788
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[2,11]	496	440
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[2,11]	920	814
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,11]	6,611	5,840
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[2,11]	1,284	1,134
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,11]	2,295	2,037
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[2,11]	11,098	9,654
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,11]	1,193	1,004
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/2025[2,11]	USD 735	$734
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,11]	1,204	1,202
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[2,11]	398	397
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,11]	10,224	10,072
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 8/17/2026[2,11]	226	226
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,11]	833	826
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[2,11]	1,102	1,097
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,11]	1,643	1,570
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,11]	13,609	13,274
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,11]	18,032	17,551
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[2,11]	2,352	2,338
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[2,11]	3,525	3,524
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[2,11]	14,834	14,716
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[2,11]	710	707
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[2,11]	6,100	5,898
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.142% 10/15/2031[2,3,11]	2,000	1,921
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 4.864% 7/15/2035[3,11]	700	654
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 4.824% 1/15/2037[3,11]	1,165	1,033
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 4.834% 2/15/2037[3,11]	1,715	1,585
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[11]	3,092	3,072
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[11]	4,633	4,603
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[11]	12,392	12,156
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[11]	8,586	8,388
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[11]	12,158	11,440
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,11]	2,298	2,291
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,11]	1,697	1,681
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[2,11]	1,120	1,110
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,11]	2,981	2,912
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[2,11]	112	110
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,11]	2,279	2,211
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,11]	1,242	1,152
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,11]	2,902	2,870
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,11]	3,693	3,545
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,11]	2,495	2,324
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,11]	3,123	3,118
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[2,11]	2,681	2,668
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[2,11]	8,340	8,372
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD-LIBOR + 1.05%) 5.842% 7/15/2031[2,3,11]	1,450	1,434
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.098% 7/15/2037[2,3,11]	1,000	982
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD-LIBOR + 1.15%) 5.942% 1/15/2035[2,3,11]	1,100	1,077
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,11]	1,165	1,018
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.04%) 5.848% 10/20/2034[2,3,11]	2,000	1,963
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,11]	5,938	5,745
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,11]	9,358	9,219
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[2,11]	5,551	5,592
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,11]	3,998	3,964
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[2,11]	349	349
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[11]	1,910	1,910
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[11]	955	949
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,11]	8,216	8,106
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/2025[11]	USD 1,056	$1,054
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[2,11]	9,745	9,563
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[11]	6,955	6,909
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[11]	1,036	1,035
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,11]	4,084	4,004
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[2,11]	2,055	2,039
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[11]	783	784
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[11]	11,158	10,856
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[11]	2,977	2,892
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[11]	19,635	19,295
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[11]	3,744	3,692
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[11]	16,131	15,007
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[11]	2,928	2,946
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[11]	6,335	6,451
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[11]	7,739	7,401
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[11]	6,194	6,099
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[11]	1,913	2,002
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[11]	3,227	3,259
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[2,11]	2,100	2,040
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[2,11]	950	877
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,11]	29,309	26,618
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,11]	4,136	3,682
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,11]	8,678	8,296
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[11]	894	893
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[11]	3,756	3,748
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[11]	3,347	3,350
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[11]	8,314	8,327
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[11]	10,000	9,784
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,11]	13,729	13,535
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,11]	19,385	18,816
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,11]	68,237	64,803
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[2,11]	21,970	19,936
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,11]	23,735	23,829
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 8.804% 10/18/2033[2,3,11]	2,000	1,944
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,11]	1,384	1,241
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[2,11]	703	628
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,11]	6,816	5,877
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,11]	230	190
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD-LIBOR + 1.09%) 5.898% 4/20/2032[2,3,11]	1,000	985
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,11]	7,828	7,442
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,11]	3,777	3,431
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[2,11]	1,132	1,025
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,11]	3,705	3,362
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,11]	52,382	45,621
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,11]	37,366	32,925
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,11]	3,025	2,597
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[11]	1,674	1,683
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[11]	3,700	3,463
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[11]	961	961
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,11]	45,496	47,778
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 5.865% 1/18/2031[2,3,11]	8,900	8,847
Greywolf CLO Ltd., Series 2013-1A, Class B1RR, (3-month USD-LIBOR + 2.30%) 7.092% 4/15/2034[2,3,11]	500	474
The Bond Fund of America — Page 60 of 76

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Guggenheim 1828 CLO LLC, Series 2016-1A, Class A1S1, (3-month USD-LIBOR + 1.23%) 6.022% 10/15/2031[2,3,11]	USD 747	$741
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.591% 1/15/2035[2,3,11]	1,000	956
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD-LIBOR + 1.20%) 5.992% 7/15/2034[2,3,11]	3,000	2,922
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 8.215% 1/22/2031[2,3,11]	714	632
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 4.884% 9/15/2041[2,3,11]	343	333
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[2,5,11]	49,770	48,511
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,11]	54,896	51,429
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,11]	6,931	6,466
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,11]	3,902	3,625
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[2,11]	39,070	36,438
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[2,11]	2,237	2,078
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[2,11]	943	864
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[2,11]	17,787	17,175
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,11]	77,440	68,725
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,11]	6,275	5,538
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,11]	3,138	2,709
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[2,11]	1,680	1,498
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 5.775% 1/25/2035[3,11]	211	209
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[11]	2,386	2,405
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[11]	1,308	1,326
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20% 4/15/2025[2,11]	1,199	1,198
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[2,11]	2,417	2,421
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A4, 4.94% 11/16/2026[2,11]	1,462	1,460
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 10.435% 7/15/2034[2,3,11]	1,180	1,140
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 6.689% 7/20/2034[2,3,11]	15,000	14,790
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 8.039% 7/20/2031[2,3,11]	3,000	2,968
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,11]	6,302	6,117
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,11]	9,443	9,431
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,11]	1,804	1,694
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,11]	7,038	6,999
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,11]	6,324	6,326
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,11]	2,901	2,884
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[2,11]	927	929
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,11]	4,131	4,096
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[2,11]	981	987
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[2,3,11]	4,990	4,940
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD-LIBOR + 1.14%) 5.938% 4/19/2034[2,3,11]	250	244
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD-LIBOR + 1.12%) 5.912% 7/15/2034[2,3,11]	500	486
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[2,3,11]	3,135	3,116
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 6.859% 7/20/2030[2,3,11]	4,677	4,665
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[11]	915	914
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51% 11/15/2027[11]	1,917	1,916
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31% 4/16/2029[11]	1,573	1,564
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 8.108% 7/20/2031[2,3,11]	2,500	2,147
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[2,11]	6,958	6,759
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[2,11]	1,291	1,231
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11,13]	6,581	6,689
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11,13]	1,050	1,067
The Bond Fund of America — Page 61 of 76

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,11]	USD 5,782	$5,060
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[2,11]	5,502	4,810
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,11]	28,214	24,654
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,11]	10,565	8,980
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,11]	6,415	5,611
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,11]	26,455	22,928
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,11]	2,858	2,571
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,11]	32,188	29,154
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,11]	72,091	64,871
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.501% 4/20/2062[2,3,11]	21,140	20,633
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD-LIBOR + 2.15%) 6.948% 10/19/2031[2,3,11]	1,000	967
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 6.079% 7/25/2034[2,3,11]	2,100	2,085
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,11]	295,480	255,330
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[2,3,11]	2,119	2,100
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[11]	3,238	3,237
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 7.665% 4/22/2031[2,3,11]	1,838	1,546
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.78% 1/20/2035[2,3,11]	19,600	19,547
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.53% 1/20/2035[2,3,11]	500	497
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 6.439% 7/20/2035[2,3,11]	8,000	7,741
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 5.908% 7/20/2031[2,3,11]	10,250	10,154
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 5.81% 4/10/2033[2,3,11]	2,000	1,970
Octagon 64, Ltd., Series 2022-1A, Class B1, CLO, (3-month USD CME Term SOFR + 2.10%) 6.753% 7/21/2037[2,3,11]	1,000	985
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,11]	15,641	14,548
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[2,11]	700	636
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,11]	5,033	4,766
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,11]	10,824	9,780
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[2,3,11]	5,958	5,927
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[2,3,11]	1,538	1,526
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 5.715% 5/20/2029[2,3,11]	635	629
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD-LIBOR + 0.80%) 5.608% 7/20/2029[2,3,11]	3,576	3,532
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[2,3,11]	2,827	2,796
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[2,3,11]	856	832
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.682% 4/15/2030[2,3,11]	6,573	6,500
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.928% 10/15/2030[2,3,11]	376	373
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[2,3,11]	42,364	42,237
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[2,3,11]	4,750	4,745
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[2,3,11]	4,444	4,435
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 4.56% 10/20/2034[2,3,11]	1,500	1,499
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,11]	35,117	32,842
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,11]	11,570	11,374
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[2,11]	862	842
The Bond Fund of America — Page 62 of 76

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,11]	USD 12,000	$12,216
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 6.859% 7/25/2034[2,3,11]	7,000	6,903
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 1.20%) 5.992% 10/15/2034[2,3,11]	3,050	2,975
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[2,3,11]	2,487	2,487
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[2,3,11]	2,000	1,996
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,11]	768	767
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,11]	2,435	2,417
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 6.095% 7/25/2051[2,3,11]	2,740	2,674
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD-LIBOR + 1.16%) 5.968% 4/20/2034[2,3,11]	3,000	2,922
Regatta XXII Funding, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.54%) 6.179% 7/20/2035[2,3,11]	3,000	2,921
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.139% 7/20/2035[2,3,11]	3,500	3,412
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[2,11]	6,607	6,487
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 4.975% 5/25/2036[3,11]	46	46
RIN, Ltd., CLO, Series 2021-1, Class A, (3-month USD-LIBOR + 1.30%) 6.108% 4/20/2033[2,3,11]	6,000	5,871
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 6.739% 7/20/2035[2,3,11]	10,000	9,577
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[11]	25	25
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[11]	1,672	1,663
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]	239	239
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 9/15/2025[11]	48	48
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[11]	11,730	11,672
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/2026[11]	2,527	2,516
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[11]	2,955	2,956
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[11]	2,291	2,287
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[11]	15,582	15,301
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[11]	139	138
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[11]	5,159	5,004
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[11]	6,249	6,157
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[11]	557	563
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[11]	4,737	4,663
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[11]	11,111	10,489
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[11]	9,395	9,121
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[11]	7,003	6,592
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[11]	1,309	1,331
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[11]	5,650	5,616
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[11]	5,663	5,556
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[11]	4,624	4,548
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[11]	3,968	3,926
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[11]	2,368	2,454
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 5.788% 4/20/2029[2,3,11]	1,247	1,237
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,11]	16,026	13,938
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,11]	2,951	2,468
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,11]	5,015	4,322
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,11]	14,412	12,570
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[2,3,11]	2,220	2,202
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,11]	18,706	16,785
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,11]	2,127	1,848
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,11]	6,279	5,803
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,11]	6,837	6,147
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 6.389% 7/20/2030[2,3,11]	9,665	9,650
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.539% 7/20/2030[2,3,11]	2,494	2,490
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[2,3,11]	12,531	12,532
The Bond Fund of America — Page 63 of 76

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[2,3,11]	USD 11,033	$11,050
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,11]	12,525	11,514
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[2,3,11]	23,500	23,475
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.648% 10/25/2029[2,3,11]	2,148	2,121
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,11]	5,630	5,030
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[11]	6,001	6,171
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169% 4/1/2041[11]	10,947	11,603
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,11]	13,363	12,328
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[2,11]	5,367	5,074
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,11]	3,076	2,739
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,11]	27,161	23,574
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD-LIBOR + 1.08%) 5.888% 10/20/2032[2,3,11]	1,000	980
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[2,11]	1,477	1,313
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,11]	7,250	7,041
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[2,11]	5,335	4,958
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,3,11]	27,912	25,217
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[11]	2,858	2,857
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.42% 8/15/2028[11]	1,957	1,949
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD-LIBOR + 3.18%) 7.998% 4/25/2034[2,3,11]	1,000	870
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,11]	3,760	3,301
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,11]	12,053	10,375
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,11]	958	801
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,11]	2,425	2,440
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 6.608% 4/15/2034[2,3,11]	5,000	4,811
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.508% 4/15/2034[2,3,11]	1,100	1,065
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[2,11]	1,402	1,393
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,11]	244	241
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,11]	4,153	4,081
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,11]	8,060	7,672
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[2,11]	3,043	3,042
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,11]	10,314	10,053
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,11]	13,309	12,641
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,11]	1,254	1,260
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,11]	8,825	8,177
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,11]	12,615	12,707
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[2,11]	5,523	5,227
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,11]	5,950	5,978
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[2,11]	4,531	4,596
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[2,11]	993	992
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[2,11]	1,062	1,060
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[2,11]	2,059	2,068
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[2,11]	4,024	4,041
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD-LIBOR + 1.15%) 5.958% 7/20/2033[2,3,11]	311	302
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.169% 7/20/2035[2,3,11]	10,000	9,775
		3,152,104
Bonds & notes of governments & government agencies outside the U.S. 1.55%
Abu Dhabi (Emirate of) 3.875% 4/16/2050[2]	9,900	8,437
Abu Dhabi (Emirate of) 2.70% 9/2/2070[2]	4,925	3,090
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]	2,309	606
Argentine Republic 0% 12/15/2035	25,700	186
Asian Development Bank 4.125% 9/27/2024	7,629	7,594
Asian Development Bank 1.50% 10/18/2024	15,979	15,314
Asian Development Bank 2.50% 11/2/2027	3,451	3,269
The Bond Fund of America — Page 64 of 76

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Asian Development Bank 2.75% 1/19/2028	USD 3	$3
Asian Development Bank 3.875% 9/28/2032	1,768	1,795
Bermuda 2.375% 8/20/2030[2]	2,840	2,436
Bermuda 3.375% 8/20/2050[2]	8,200	5,872
Bulgaria (Republic of) 4.50% 1/27/2033	EUR 6,775	7,220
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[2]	USD 10,000	9,479
Chile (Republic of) 3.10% 5/7/2041	13,200	9,941
Chile (Republic of) 4.34% 3/7/2042	8,380	7,426
Chile (Republic of) 4.00% 1/31/2052	3,685	3,000
Colombia (Republic of) 7.50% 2/2/2034	18,525	18,244
Colombia (Republic of) 4.125% 5/15/2051	18,640	11,532
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP 79,346,000	13,812
Costa Rica (Republic of) 7.00% 4/4/2044	USD 1,264	1,240
Cote d’Ivoire (Republic of) 6.375% 3/3/2028[2]	7,275	7,002
CPPIB Capital, Inc. 0.50% 9/16/2024[2]	3,887	3,669
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.80% 3/11/2026[2,3]	6,621	6,761
CPPIB Capital, Inc. 0.875% 9/9/2026[2]	8,156	7,334
Development Bank of Japan, Inc. 1.75% 2/18/2025[2]	6,928	6,580
Development Bank of Japan, Inc. 1.25% 10/20/2026[2]	8,230	7,402
Development Bank of Japan, Inc. 1.75% 10/20/2031[2]	3,068	2,550
Dominican Republic 6.875% 1/29/2026[2]	4,300	4,376
Dominican Republic 7.05% 2/3/2031[2]	4,690	4,774
Dominican Republic 6.40% 6/5/2049[2]	1,648	1,381
Egypt (Arab Republic of) 4.75% 4/16/2026	EUR 3,000	2,407
Egypt (Arab Republic of) 6.588% 2/21/2028[2]	USD 1,610	1,129
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR 1,060	691
Egypt (Arab Republic of) 7.053% 1/15/2032[2]	USD 5,100	3,199
Egypt (Arab Republic of) 8.50% 1/31/2047[2]	2,245	1,309
Export-Import Bank of India 3.375% 8/5/2026	7,000	6,612
Export-Import Bank of India 3.875% 2/1/2028	3,000	2,834
Export-Import Bank of India 3.25% 1/15/2030	9,100	8,008
Export-Import Bank of India 2.25% 1/13/2031[2]	25,000	20,071
Honduras (Republic of) 6.25% 1/19/2027[2]	237	212
Honduras (Republic of) 6.25% 1/19/2027	200	179
Hungary (Republic of) 6.125% 5/22/2028[2]	11,220	11,520
Indonesia (Republic of) 4.65% 9/20/2032	18,030	17,993
Indonesia (Republic of) 5.25% 1/17/2042	13,880	13,905
Indonesia (Republic of) 3.35% 3/12/2071	10,500	7,327
Indonesia (Republic of) 4.20% 10/15/2050	1,785	1,546
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	IDR 178,992,000	11,872
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	207,116,000	13,535
Inter-American Development Bank 1.125% 7/20/2028	USD 1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025	4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025	4,974	4,666
Israel (State of) 1.00% 3/31/2030	ILS 78,000	18,100
Israel (State of) 3.375% 1/15/2050	USD 5,000	3,841
Israel (State of) 3.875% 7/3/2050	42,900	35,931
Japan Bank for International Cooperation 2.875% 4/14/2025	5,488	5,316
Japan Bank for International Cooperation 1.875% 4/15/2031	6,576	5,573
Jordan (Hashemite Kingdom of) 6.125% 1/29/2026[2]	2,890	2,843
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[2]	615	590
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[2]	10,129	10,019
Malaysia (Federation of), Series 0322, 4.504% 4/30/2029	MYR 26,548	6,229
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	177,452	40,277
Morocco (Kingdom of) 2.375% 12/15/2027[2]	USD 7,000	6,179
The Bond Fund of America — Page 65 of 76

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 1.50% 11/27/2031	EUR 15,000	$12,262
Morocco (Kingdom of) 3.00% 12/15/2032[2]	USD 10,000	8,087
Morocco (Kingdom of) 5.50% 12/11/2042	25,300	21,926
Morocco (Kingdom of) 5.50% 12/11/2042[2]	1,500	1,300
Morocco (Kingdom of) 4.00% 12/15/2050[2]	7,700	5,265
OMERS Finance Trust 3.50% 4/19/2032[2]	3,470	3,261
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[2]	7,433	6,657
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[2]	4,279	4,100
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[2]	6,787	5,802
Panama (Republic of) 3.75% 4/17/2026	41,695	39,579
Panama (Republic of) 3.875% 3/17/2028	10,000	9,617
Panama (Republic of) 3.362% 6/30/2031	28,000	23,345
Panama (Republic of) 2.252% 9/29/2032	36,365	27,960
Panama (Republic of) 4.50% 5/15/2047	1,090	858
Panama (Republic of) 4.50% 4/16/2050	5,925	4,528
Panama (Republic of) 4.30% 4/29/2053	3,242	2,387
Panama (Republic of) 4.50% 4/1/2056	8,915	6,657
Panama (Republic of) 3.87% 7/23/2060	19,858	13,065
Panama (Republic of) 4.50% 1/19/2063	2,410	1,745
Paraguay (Republic of) 4.95% 4/28/2031[2]	5,000	4,862
Paraguay (Republic of) 2.739% 1/29/2033[2]	1,618	1,319
Paraguay (Republic of) 5.60% 3/13/2048[2]	1,422	1,268
Peru (Republic of) 6.35% 8/12/2028	PEN 33,100	8,584
Peru (Republic of) 2.783% 1/23/2031	USD 30,860	26,417
Peru (Republic of) 6.15% 8/12/2032	PEN 42,500	10,331
Peru (Republic of) 3.60% 1/15/2072	USD 35,900	24,086
PETRONAS Capital, Ltd. 3.50% 4/21/2030[2]	4,450	4,156
PETRONAS Capital, Ltd. 4.55% 4/21/2050[2]	5,695	5,280
Philippines (Republic of) 3.229% 3/29/2027	3,025	2,888
Philippines (Republic of) 1.648% 6/10/2031	17,514	14,089
Philippines (Republic of) 6.375% 10/23/2034	18,000	20,250
Philippines (Republic of) 3.95% 1/20/2040	4,000	3,436
Philippines (Republic of) 3.70% 3/1/2041	19,000	15,772
Philippines (Republic of) 3.70% 2/2/2042	21,300	17,469
Philippines (Republic of) 2.95% 5/5/2045	15,091	10,906
Philippines (Republic of) 2.65% 12/10/2045	13,236	9,102
Philippines (Republic of) 3.20% 7/6/2046	9,100	6,775
Philippines (Republic of) 4.20% 3/29/2047	1,728	1,498
Poland (Republic of) 5.75% 11/16/2032	3,810	4,058
Poland (Republic of) 4.875% 10/4/2033	5,870	5,852
PSP Capital, Inc. 1.625% 10/26/2028[2]	6,054	5,333
PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023[2]	2,050	2,050
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028	8,528	8,900
PT Indonesia Asahan Aluminium Tbk 6.53% 11/15/2028[2]	1,867	1,949
PT Indonesia Asahan Aluminium Tbk 6.757% 11/15/2048[2]	655	646
PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/2050[2]	2,690	2,397
Qatar (State of) 3.875% 4/23/2023[2]	10,830	10,824
Qatar (State of) 3.75% 4/16/2030[2]	39,070	38,244
Qatar (State of) 4.40% 4/16/2050[2]	32,960	30,581
Romania 3.624% 5/26/2030	EUR 3,592	3,306
Romania 2.00% 1/28/2032	1,400	1,074
Romania 3.75% 2/7/2034	18,000	15,303
Romania 3.50% 4/3/2034	7,600	6,290
Romania 3.50% 4/3/2034	6,485	5,368
Russian Federation 2.875% 12/4/2025[4,5]	2,000	130
The Bond Fund of America — Page 66 of 76

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 1.85% 11/20/2032[4,5]	EUR 12,500	$813
Russian Federation 5.10% 3/28/2035[4,5]	USD 52,800	3,168
Russian Federation 5.10% 3/28/2035[2,4,5]	800	48
Saudi Arabia (Kingdom of) 3.25% 10/26/2026[2]	4,170	4,018
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[2]	3,800	3,698
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[2]	25,905	26,243
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[2]	3,110	2,996
Saudi Arabia (Kingdom of) 2.25% 2/2/2033[2]	25,000	20,573
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[2]	23,620	23,881
Saudi Arabia (Kingdom of) 4.50% 10/26/2046	8,000	7,041
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[2]	19,795	18,441
Saudi Arabia (Kingdom of) 3.45% 2/2/2061[2]	23,000	16,316
Sharjah (Emirate of) 6.50% 11/23/2032[2]	12,015	12,270
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW 21,743,900	16,625
Swedish Export Credit Corp. 3.625% 9/3/2024	USD 4,489	4,433
Tunisia (Republic of) 5.625% 2/17/2024	EUR 3,000	2,396
Turkey (Republic of) 4.25% 4/14/2026	USD 3,300	2,977
Turkey (Republic of) 4.875% 10/9/2026	2,380	2,152
Ukraine 6.75% 6/20/2028	EUR 453	84
United Mexican States 5.40% 2/9/2028	USD 2,175	2,244
United Mexican States 4.875% 5/19/2033	3,760	3,604
United Mexican States 3.50% 2/12/2034	6,200	5,272
United Mexican States 6.35% 2/9/2035	6,874	7,317
United Mexican States 5.00% 4/27/2051	5,100	4,388
United Mexican States 4.40% 2/12/2052	1,910	1,497
United Mexican States 3.75% 4/19/2071	11,315	7,554
United Mexican States 5.75% 10/12/2110	3,850	3,455
		1,178,941
Municipals 0.58% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	3,725	3,115
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	6,585	5,865
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	5,150	4,287
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031	55	55
		13,322
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	1,035	1,032
Illinois 0.41%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,433
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	53,193
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,398
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	12,280
G.O. Bonds, Series 2013-B, 4.31% 4/1/2023	7,325	7,325
G.O. Bonds, Series 2020-A, 3.14% 10/1/2024	1,520	1,479
G.O. Bonds, Series 2020-A, 3.24% 10/1/2025	2,245	2,155
G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	3,250	3,236
The Bond Fund of America — Page 67 of 76

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031	USD 7,530	$7,601
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	12,056	12,039
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	161,540	161,322
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	7,945	8,015
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 3/1/2024	1,905	1,921
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 3/1/2025	6,205	6,330
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,285	5,622
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.97% 5/15/2050 (put 5/15/2025)[3]	6,275	6,275
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	450	451
		309,075
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	345	345
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033	435	433
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	1,020	1,014
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	430	428
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	260	259
Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	6,155	6,122
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	140	140
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	1,570	1,567
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	970	963
		2,670
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	370	370
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	225	224
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	1,210	1,204
		1,428
The Bond Fund of America — Page 68 of 76

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Bonds, notes & other debt instruments (continued) Municipals (continued) New Jersey 0.01%	Principal amount (000)	Value (000)
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	USD 4,400	$4,808
New York 0.04%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034	39,115	31,289
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	495	492
		31,781
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	24,230	21,015
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	350	351
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	1,030	1,028
		1,379
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	485	483
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043	75	75
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	915	913
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	1,245	1,243
		2,714
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 8/1/2023	6,000	6,033
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,126
		12,159
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	385	386
Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	440	439
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	775	769
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,550	26,504
		27,712
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	165	165
Total municipals		438,617
Federal agency bonds & notes 0.03%
Fannie Mae 1.625% 1/7/2025	7	7
Fannie Mae 0.875% 8/5/2030	2,563	2,090
Federal Farm Credit Banks 1.60% 7/13/2033	1,957	1,546
Freddie Mac 0.25% 6/26/2023	3,439	3,405
The Bond Fund of America — Page 69 of 76

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 0.375% 9/23/2025	USD 9,449	$8,670
Tennessee Valley Authority 3.875% 3/15/2028	5,742	5,750
		21,468
Total bonds, notes & other debt instruments (cost: $75,861,707,000)		71,872,934
Common stocks 0.05% Health care 0.05%	Shares
Rotech Healthcare, Inc.[5,13,14]	342,069	36,601
Consumer discretionary 0.00%
NMG Parent, LLC[5,14]	4,595	632
MYT Holding Co., Class B5,14	521,407	547
		1,179
Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[5,14]	1,568,158	173
Total common stocks (cost: $16,909,000)		37,953
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 5.99% noncumulative preferred shares[2,3]	6,250	5,000
Total preferred securities (cost: $5,820,000)		5,000
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]	18,410	386
Total rights & warrants (cost: $111,000)		386
Short-term securities 14.63% Money market investments 14.63%
Capital Group Central Cash Fund 4.86%[15,16]	110,996,206	11,099,621
Total short-term securities (cost: $11,097,526,000)		11,099,621
Total investment securities 109.45% (cost: $86,982,073,000)		83,015,894
Other assets less liabilities (9.45)%		(7,165,247)
Net assets 100.00%		$75,850,647
The Bond Fund of America — Page 70 of 76

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2023 (000)
30 Day Federal Funds Futures	Long	17,702	April 2023	USD 7,021,249	$1,016
30 Day Federal Funds Futures	Long	723	May 2023	286,391	(280)
30 Day Federal Funds Futures	Short	21	November 2023	(8,357)	68
30 Day Federal Funds Futures	Long	21	January 2024	8,371	(58)
3 Month SOFR Futures	Short	4,563	June 2023	(1,085,167)	18,229
2 Year U.S. Treasury Note Futures	Long	42,448	June 2023	8,763,522	(36,685)
5 Year U.S. Treasury Note Futures	Long	132,371	June 2023	14,495,658	156,155
10 Year Euro-Bund Futures	Short	2,660	June 2023	(391,867)	1,436
10 Year Japanese Government Bond Futures	Short	438	June 2023	(488,620)	(8,702)
10 Year U.S. Treasury Note Futures	Long	58,793	June 2023	6,756,602	99,499
10 Year Ultra U.S. Treasury Note Futures	Short	33,278	June 2023	(4,031,318)	(63,909)
20 Year U.S. Treasury Bond Futures	Short	1,980	June 2023	(259,689)	(1,967)
30 Year Ultra U.S. Treasury Bond Futures	Long	12,410	June 2023	1,751,361	23,765
					$188,567
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2023 (000)
Currency purchased (000)		Currency sold (000)
EUR	7,700	USD	8,228	JPMorgan Chase	4/14/2023	$129
ILS	50	USD	14	HSBC Bank	4/14/2023	— [6]
USD	5,061	EUR	4,730	UBS AG	4/14/2023	(73)
USD	8,627	MYR	38,550	HSBC Bank	4/14/2023	(131)
USD	13,246	IDR	203,016,800	Citibank	4/17/2023	(330)
USD	15,447	EUR	14,568	Citibank	4/17/2023	(367)
USD	29,577	COP	141,218,900	Goldman Sachs	4/17/2023	(648)
USD	2,482	MXN	46,065	UBS AG	4/18/2023	(65)
USD	27,973	EUR	26,166	JPMorgan Chase	4/18/2023	(432)
USD	7,191	EUR	6,625	Bank of New York Mellon	4/19/2023	(1)
USD	34,443	EUR	31,524	Barclays Bank PLC	4/25/2023	207
JPY	5,124,500	USD	39,236	Bank of America	4/25/2023	(484)
USD	12,803	MYR	54,119	HSBC Bank	5/2/2023	493
USD	13,623	MYR	58,300	JPMorgan Chase	5/2/2023	362
USD	11,902	IDR	178,503,000	HSBC Bank	5/2/2023	(25)
USD	5,785	MYR	25,900	HSBC Bank	5/2/2023	(107)
COP	78,237,600	USD	16,245	Morgan Stanley	5/11/2023	412
USD	18,728	PEN	70,860	HSBC Bank	5/11/2023	(51)
USD	16,554	KRW	21,555,400	HSBC Bank	5/17/2023	8
USD	19,252	ILS	69,200	Citibank	8/28/2023	(123)
						$(1,226)
The Bond Fund of America — Page 71 of 76

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	USD669,408	$(6)	$—	$(6)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	456,892	(35)	—	(35)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	913,700	(49)	—	(49)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(2,190)	—	(2,190)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,407	(5,734)	—	(5,734)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(6,181)	—	(6,181)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(351)	—	(351)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(1,702)	—	(1,702)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	129,700	387	—	387
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	162,100	408	—	408
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	162,300	511	—	511
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	194,700	509	—	509
4.7355%	Annual	U.S. EFFR	Annual	2/22/2025	280,000	2,994	—	2,994
3.8865%	Annual	SOFR	Annual	5/2/2025	85,000	(215)	—	(215)
3.8563%	Annual	SOFR	Annual	1/12/2026	294,000	490	—	490
4.27%	Annual	SOFR	Annual	2/16/2026	77,330	1,065	—	1,065
4.265%	Annual	SOFR	Annual	2/16/2026	38,377	524	—	524
4.3035%	Annual	SOFR	Annual	2/17/2026	23,037	338	—	338
4.2675%	Annual	SOFR	Annual	2/17/2026	22,238	305	—	305
4.2515%	Annual	SOFR	Annual	2/17/2026	22,813	303	—	303
4.3005%	Annual	SOFR	Annual	2/17/2026	15,976	233	—	233
4.288%	Annual	SOFR	Annual	2/17/2026	16,229	232	—	232
SOFR	Annual	3.1795%	Annual	5/2/2028	35,500	265	—	265
SOFR	Annual	3.2915%	Annual	1/12/2033	30,370	(218)	—	(218)
SOFR	Annual	3.2903%	Annual	1/12/2033	98,300	(695)	—	(695)
3.278%	Annual	SOFR	Annual	3/16/2043	26,359	437	—	437
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	(14,890)	—	(14,890)
SOFR	Annual	3.044%	Annual	3/16/2053	19,472	(299)	—	(299)
SOFR	Annual	3.012%	Annual	4/3/2053	48,738	(462)	—	(462)
						$(24,026)	$—	$(24,026)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
11.325%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2024	BRL408	$(3)	$—	$(3)
11.2625%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	240	(4)	—	(4)
							$(7)	$—	$(7)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD15,438	$(174)	$(102)	$(72)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	544,025	(8,107)	(1,017)	(7,090)
					$(8,281)	$(1,119)	$(7,162)
The Bond Fund of America — Page 72 of 76

unaudited
Investments in affiliates16

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2023 (000)	Dividend income (000)
Short-term securities 14.63%
Money market investments 14.63%
Capital Group Central Cash Fund 4.86%[15]	$9,990,291	$10,674,371	$9,566,224	$641	$542	$11,099,621	$128,422
Restricted securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[5,14]	9/26/2013	$12,646	$36,601	.05%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,11]	12/6/2022	6,580	6,689.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,11]	12/6/2022	1,050	1,067	.00 [17]
Total		$20,276	$44,357	.06%

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,331,994,000, which represented 13.62% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Amount less than one thousand.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,932,000, which represented less than .01% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $522,360,000, which represented .69% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,357,000, which represented .06% of the net assets of the fund.

[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 3/31/2023.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Amount less than .01%.
The Bond Fund of America — Page 73 of 76

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $28,415,017,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $559,108,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,201,511,000 and $803,496,000, respectively.
The Bond Fund of America — Page 74 of 76

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$24,232,737	$— *	$24,232,737
U.S. Treasury bonds & notes	—	23,713,589	—	23,713,589
Mortgage-backed obligations	—	19,126,108	9,370	19,135,478
Asset-backed obligations	—	3,095,837	56,267	3,152,104
Bonds & notes of governments & government agencies outside the U.S.	—	1,174,782	4,159	1,178,941
Municipals	—	438,617	—	438,617
Federal agency bonds & notes	—	21,468	—	21,468
Common stocks	—	—	37,953	37,953
Preferred securities	—	5,000	—	5,000
Rights & warrants	—	386	—	386
Short-term securities	11,099,621	—	—	11,099,621
Total	$11,099,621	$71,808,524	$107,749	$83,015,894

Refer to the end of the table for footnotes.
The Bond Fund of America — Page 75 of 76

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$300,168	$—	$—	$300,168
Unrealized appreciation on open forward currency contracts	—	1,611	—	1,611
Unrealized appreciation on centrally cleared interest rate swaps	—	9,001	—	9,001
Liabilities:
Unrealized depreciation on futures contracts	(111,601)	—	—	(111,601)
Unrealized depreciation on open forward currency contracts	—	(2,837)	—	(2,837)
Unrealized depreciation on centrally cleared interest rate swaps	—	(33,027)	—	(33,027)
Unrealized depreciation on bilateral interest rate swaps	—	(7)	—	(7)
Unrealized depreciation on centrally cleared credit default swaps	—	(7,162)	—	(7,162)
Total	$188,567	$(32,421)	$—	$156,146
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
Fac. = Facility
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-008-0523O-S89778
The Bond Fund of America — Page 76 of 76